May 1, 2011

STATEMENT OF ADDITIONAL INFORMATION

TFLIC FREEDOM ELITE BUILDER®
issued through
TFLIC Series Life Account
by
Transamerica Financial Life Insurance Company
440 Mamaroneck Avenue
Harrison, New York 10528
Please direct transactions, claim forms, payments and other correspondence and notices as follows:

Transaction Type	Direct or Send to
Telephonic Transaction	1-727- 299-1800 or 1-800-851-9777 (toll free)
Facsimile Transaction	1-727-299-1648 (subaccount transfers only) 1-727-299-1620 (all other facsimile transactions)
Electronic Transaction	www.westernreserve.com
Claim Forms	Administrative Office: P.O. Box 9008, Clearwater, FL 33758-9008 (street address—570 Carillon Parkway, St. Petersburg, FL 33716)
All payments made by check, all other correspondence and notices (except claim forms)	Mailing Address: 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the TFLIC Freedom Elite Builder® flexible premium variable life insurance policy offered by Transamerica Financial Life Insurance Company.  You may obtain a copy of the prospectus dated May 1, 2011, by calling our administrative office at 1-800-322-7353 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing to the mailing address at Transamerica, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.  The prospectus sets forth information that a prospective investor should know before investing in a Policy.  Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the Transamerica Series Trust -- Initial Class, Fidelity Variable Insurance Products , – Service Class 2 Shares, the ProFunds, the Access One Trust, the AllianceBernstein Variable Products Series Fund, and the Franklin Templeton Variable Insurance Products Trust.

WRL00190 – 05/2011

Table of Contents
The Policy – General Provisions
Ownership Rights
Our Right to Contest the Policy
Suicide Exclusion
Misstatement of Age or Gender
Modifying the Policy
Mixed and Shared Funding
Addition, Deletion, or Substitution of Portfolios
Additional Information
Additional Information about Transamerica and the Separate Account
Legal Matters
Personalized Illustrations of Policy Benefits
Sale of the Policies
Reports to Owners
Records
Independent Registered Public Accounting Firm
Experts
Underwriters
Underwriting Standards
Performance Data
Other Performance Data in Advertising Sales Literature
Transamerica’s Published Ratings
Hypothetical In Force Illustration
Financial Statements
1 1 2 2 2 2 2 3 4 4 4 4 4 5 5 5 5 6 6 6 6 6 6 6
TFLIC Series Life Account:	S-1
Transamerica Financial Life Insurance Company	G-1
Appendix A

i

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the owner named in the application.  The owner may exercise all of the rights and options described in the Policy.  The owner is the insured unless the application specifies a different person as the insured.  If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate.  The owner may exercise certain rights described below.

Changing the Owner	•	Change the owner by providing written notice, in good order, to us at our mailing address at any time while the insured is alive and the Policy is in force.
	•	Change is effective as of the date that the owner signs the written notice is accepted by us in good order, at our mailing address.
	•	Changing the owner does not automatically change the beneficiary.
	•	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.
	•	We are not liable for payments we made before we received the written notice at our mailing address.

Choosing the Beneficiary	•	The owner designates the beneficiary (the person to receive the death benefit when the insured dies) in the application.
	•	If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
	•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
	•	If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

Changing the Beneficiary	•	The owner changes the beneficiary by providing written notice to us, in good order, at our mailing address.
	•	Change is effective as of the date the owner signs the written notice.
	•	We are not liable for any payments we made before we received the written notice at our mailing address.

Assigning the Policy	•	The owner may assign Policy rights while the insured is alive.
	•	The owner retains any ownership rights that are not assigned.
	•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.
	•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
	•	We are not:
> bound by any assignment unless we receive a written notice of the assignment at our mailing address;
> responsible for the validity of any assignment;
> liable for any payment we made before we received written notice of the assignment at our mailing address; or
> bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).
	•	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy for two years from the Policy date.  For any portion of the specified amount that is issued as a result of a conversion, the contestability period is measured from the later of the Policy date of the Policy that was converted or the latest effective date of reinstatement of the converted policy.

A new two year contestability period shall apply to each increase in specified amount that requires evidence of insurability, beginning on the effective date of each increase and will apply only to statements made in the application for the increase.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy or requested increase that requires evidence of insurability, has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

Suicide Exclusion

If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount and less any cash withdrawals.  We will pay this amount to the beneficiary in one sum.  For any portion of the specified amount that is issued as a result of a conversion, the suicide period is measured from the later of the Policy date of the Policy that was converted or the latest effective date of reinstatement of the converted policy.

If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in specified amount that requires evidence of insurability, our liability, with respect to such increase will be its cost of insurance charges.

Misstatement of Age or Gender

If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

Modifying the Policy

Only our President or Secretary may modify the Policy or waive any of our rights or requirements under the Policy.  Any modification or waiver must be in writing.  No agent may bind us by making any promise not contained in the Policy.

If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Mixed and Shared Funding

Shares of the portfolios are sold to other separate accounts that we (or our affiliates) establish to support other variable annuity contracts and variable life insurance policies we (or our affiliates) issue.  Shares of some portfolios are also sold to separate accounts of unaffiliated life insurance companies.  It is possible in the future that you may be disadvantaged when the separate account invests in a portfolio that also (1) invests in separate accounts of unaffiliated life insurance companies, and (2) invests in separate accounts (including those of our affiliates) funding variable annuity contracts.

Neither we nor the funds currently foresee that you would be disadvantaged in this manner.  Each fund’s board of directors/trustees monitors its fund to identify any material conflicts that may arise between the interests of owners of variable annuity contracts and those of owners of variable life insurance policies, as well as between the interests of owners of contracts issued by different unaffiliated life insurance companies (“material conflicts”).  Such boards of directors/trustees are obligated to determine what action, if any, must be taken to resolve any material conflicts that arise.  Such action could include requiring the separate account, or separate accounts of affiliated or unaffiliated insurance companies, to withdraw their investments in a portfolio and such withdrawals could have adverse consequences to owners.  In addition, we have entered into an agreement with each fund on behalf of the separate account governing the separate account’s investment in that fund’s portfolios (the “participation agreement”).  The participation agreement contains provisions designed to protect owners in the event of material conflicts.

Material conflicts affecting owners could result in a number of situations including: (1) differences in state insurance law applicable to different life insurance companies whose separate accounts are invested in a portfolio; (2) changes in tax law or regulations that result in changes to a portfolio that have a disparate effect on different life insurance companies whose separate accounts are invested in the portfolio, or on different types of variable contracts invested in the portfolio; (3) actions or omissions by a fund that operate to the advantage of one group of variable contract owners at the expense of another group or groups; (4) changes to a portfolio approved at a shareholders’ meeting as a result of voting by one group of variable contract owners to the disadvantage of another group or groups;  and (5) disparate provisions in the participation agreements of different unaffiliated insurance companies or the pursuit of remedies under such an agreement by one insurance company to the detriment of one or more other insurance companies.

Notwithstanding our reasonable efforts and those of the funds, there is the risk that actions or omissions of the fund in response to material conflicts may disadvantage our policyowners.  If we believe that a fund’s response to any of these events or conflicts is insufficient to protect our policyowners, we will undertake appropriate actions on our own, which may include withdrawing the separate account’s investments in the fund.

If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Transamerica will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy.  We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio.  New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.  We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account.  We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.  We may also decide to purchase securities from other portfolios for the separate account.  We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives.  We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant.  We will make any new subaccounts available to existing owners on a basis we determine.  We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change.  If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Additional Information

Additional Information about Transamerica and the Separate Account

Transamerica is a stock life insurance company that is a wholly-owned indirect subsidiary Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services.  All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, a public company under Dutch law.  Transamerica’s home office is located at 440 Mamaroneck Avenue, Harrison, New York 10528, and the mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Transamerica was incorporated in 1947 under the laws of New York and is subject to regulation by the Superintendent of Insurance of the State of New York, as well as by the insurance departments of all other states and jurisdictions in which it does business.  Transamerica is licensed to sell insurance in 49 states (including New York) and in the District of Columbia.  Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business.  The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Transamerica established the separate account as a separate investment account under New York law in 1994.  We own the assets in the separate account and are obligated to pay all benefits under the Policies.  The separate account is used to support other life insurance policies of Transamerica, as well as for other purposes permitted by law.  The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Transamerica holds the assets of the separate account physically segregated and apart from the general account.  Transamerica maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Transamerica.  A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of TCI to a limit of $10 million.

Legal Matters

All matters relating to federal securities laws and New York law pertaining to the Policy have been passed upon by Arthur D. Woods, Esq., Vice President of Transamerica.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Capital, Inc. ("TCI") serves as principal underwriter for the Policies.  TCI’s home office is located at 4600 S. Syracuse Street, Suite 1100, Denver, Colorado 80237.  TCI is an affiliate of Transamerica and, like Transamerica, is an indirect, wholly owned subsidiary of AEGON USA.  TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

    The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with TCI.  Sales representatives are appointed as our insurance agents.

During fiscal year 2010, , 2009 and 2008, the amounts paid to TCI in connection with all Policies sold through the separate account were $940,669, $952,891, and $1,733,130  respectively. TCI passes through to selling firms  commissions it receives to selling firms for their sales, and does not retain any portion of any commissions.   Our parent company provides capital distributions to TCI  and pays for TCI's  operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or TFA may pay certain selling firms additional cash amounts for:  (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other  expenses incurred by them.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

>	the current cash value	>	any activity since the last report
>	the current net surrender value	>	projected values
>	the current death benefit	>	investment experience of each subaccount
>	outstanding loans	>	any other information required by law

You may request additional copies of reports, but we may charge a fee for such additional copies.  In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements.  We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

We will maintain all records relating to the separate account and the fixed account.

Independent Registered Public Accounting Firm

The financial statements of the separate account at December 31, 2010, and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in the firm’s respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Experts

Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President and Assistant Actuary of Transamerica, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, as stated in the opinion filed as an exhibit to the registration statement.

Underwriters

Underwriting Standards

This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age.

Your cost of insurance charge is based on a number of factors, including, but not limited to,  the insured's gender, issue age on the Policy date, issue age at the time of any increase in specified amount, specified amount band, length of time from the Policy date or from the date of any increase in specified amount, and underwriting class.,  We currently place insureds into the following underwriting classes:

•	ultimate select (preferred) non
•	select (non-preferred) non-tobacco use;
•	ultimate standard (preferred) tobacco use;
•	standard (non-preferred) tobacco use; and
•	juvenile – under 18.

We also place insureds in various sub-standard underwriting classes, which involve a higher mortality risk and higher charges.  We generally charge higher rates for insureds who use tobacco.

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each subaccount's performance to the performance of:
•	other variable life issuers in general;
•
variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

>
Lipper and Morningstar rank variable annuity contracts and variable life policies.  Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
	>	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
•	other types of investments, such as:
	>	certificates of deposit;
	>	savings accounts and U.S. Treasuries;
	>	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
>
indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Transamerica’s Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us.  These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings.  These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.  These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

Hypothetical In  Force Illustration
    Appendix A contains a sample hypothetical  In Force illustration that shows how the selected death benefit option, specified amount, cost of insurance rates, hypothetical rates of return, withdrawals and loans affect the policyowner’s death benefit levels, cash and surrender values
Financial Statements

Transamerica’s statutory-basis financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages.  These statutory-basis financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these statutory-basis financial statements and schedules only as bearing upon Transamerica’s ability to meet our obligations under the Policies.  You should not consider our statutory-basis financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

Transamerica’s statutory-basis financial statements and schedules at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, have been prepared on the basis of statutory accounting principles rather than U.S. generally accepted accounting principles.

The separate account’s financial statements for the period ended December 31, 2010, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
of the TFLIC Series Life Account
Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the TFLIC Series Life Account (the Separate Account) (comprised of the Transamerica JPMorgan Core Bond VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica MFS International Equity VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Federated Market Opportunity VP, Transamerica International Moderate Growth VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica JPMorgan Enhanced Index VP, Transamerica BlackRock Large Cap Value VP, Transamerica Aegon High Yield Bond VP, Transamerica PIMCO Total Return VP, Transamerica Focus VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Diversified Equity VP, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica AllianceBernstein Dynamic Allocation VP, Transamerica WMC Diversified Growth VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/MidCap Value VP, Transamerica U.S. Government Securities VP, Transamerica Morgan Stanley Mid-Cap Growth VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Efficient Markets VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth & Income VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Managed Income VP, Transamerica Multi Managed Large Cap Core VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Transamerica Jennison Growth VP, Fidelity VIP Contrafund®, Fidelity VIP Equity-Income, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, ProFund VP Bull, ProFund VP NASDAQ-100, ProFund VP Small-Cap, ProFund VP Short Small-Cap, ProFund VP Money Market, Access VP High Yield, ProFund VP Europe 30, ProFund VP Oil & Gas, ProFund VP UltraSmall-Cap, ProFund VP Utilities, ProFund VP Consumer Services, ProFund VP Pharmaceuticals, ProFund VP Small-Cap Value, ProFund VP Falling US Dollar, ProFund VP Emerging Markets, ProFund VP International, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Short NASDAQ-100, ProFund VP U.S. Government Plus, ProFund VP Basic Materials, ProFund VP Financials, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP

Short International, Franklin Templeton VIP Founding Funds Allocation, and Alliance Bernstein Balanced Wealth Strategy subaccounts) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the separate account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the TFLIC Series Life Account at December 31, 2010, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 20, 2011
S-2

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	40,911.817	56,661.382	1,761,251.835	1,446,935.189
Cost	$ 496,469	$ 535,456	$ 16,973,139	$ 15,927,308
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 516,307	$ 583,045	$ 15,322,891	$ 15,308,574
Receivable for units sold	-	-	1	-
Total assets	516,307	583,045	15,322,892	15,308,574
Liabilities
Payable for units redeemed	-	-	-	26
	$ 516,307	$ 583,045	$ 15,322,892	$ 15,308,548
Net Assets:
Deferred annuity contracts
terminable by owners	$ 516,307	$ 583,045	$ 15,322,892	$ 15,308,548
Total net assets	$ 516,307	$ 583,045	$ 15,322,892	$ 15,308,548

Accumulation units outstanding:
M&E - 1.50%	177	2	11,245	14,487
M&E - 0.90%	26,687	38,946	974,794	934,237
M&E - 0.75%	1,286	108	97,019	85,200

Accumulation unit value:
M&E - 1.50%	$ 12.122972	$ 13.651523	$ 14.491898	$ 14.249156
M&E - 0.90%	$ 18.609105	$ 14.933358	$ 14.220420	$ 14.913476
M&E - 0.75%	$ 13.636199	$ 13.333982	$ 13.378291	$ 13.725314

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	393,926.058	191,742.780	81,849.015	82,033.661
Cost	$ 4,181,450	$ 1,445,210	$ 988,564	$ 1,178,084
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 4,116,528	$ 1,344,116	$ 924,894	$ 958,974
Receivable for units sold	-	-	-	1
Total assets	4,116,528	1,344,116	924,894	958,975
Liabilities
Payable for units redeemed	11	8	30	-
	$ 4,116,517	$ 1,344,108	$ 924,864	$ 958,975
Net Assets:
Deferred annuity contracts
terminable by owners	$ 4,116,517	$ 1,344,108	$ 924,864	$ 958,975
Total net assets	$ 4,116,517	$ 1,344,108	$ 924,864	$ 958,975

Accumulation units outstanding:
M&E - 1.50%	1,015	73	109	18
M&E - 0.90%	255,549	112,767	29,905	50,690
M&E - 0.75%	16,951	1,307	2,014	501

Accumulation unit value:
M&E - 1.50%	$ 13.907062	$ 15.008202	$ 15.252056	$ 11.124975
M&E - 0.90%	$ 15.142845	$ 11.800952	$ 29.897506	$ 18.810168
M&E - 0.75%	$ 13.725887	$ 9.373539	$ 14.453535	$ 10.566515

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica International Moderate Growth VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	105,651.245	21,650.324	6,701.677	59,763.494
Cost	$ 900,598	$ 274,176	$ 88,289	$ 757,050
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 964,595	$ 291,197	$ 78,811	$ 815,772
Receivable for units sold	-	-	-	-
Total assets	964,595	291,197	78,811	815,772
Liabilities
Payable for units redeemed	3	-	-	6
	$ 964,592	$ 291,197	$ 78,811	$ 815,766
Net Assets:
Deferred annuity contracts
terminable by owners	$ 964,592	$ 291,197	$ 78,811	$ 815,766
Total net assets	$ 964,592	$ 291,197	$ 78,811	$ 815,766

Accumulation units outstanding:
M&E - 1.50%	1,296	-	-	195
M&E - 0.90%	77,426	15,685	6,221	53,333
M&E - 0.75%	17,480	-	31	1,503

Accumulation unit value:
M&E - 1.50%	$ 14.569113	$ -	$ 14.053978	$ 12.516214
M&E - 0.90%	$ 9.951938	$ 18.564920	$ 12.609119	$ 14.891983
M&E - 0.75%	$ 10.021311	$ 14.456760	$ 12.144843	$ 12.697727

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Aegon High Yield Bond VP	Transamerica PIMCO Total Return VP	Transamerica Focus VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	12,935.712	14,899.246	108,394.049	119,385.501
Cost	$ 98,990	$ 171,389	$ 1,211,853	$ 829,479
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 99,217	$ 172,533	$ 1,269,294	$ 1,128,193
Receivable for units sold	-	1	-	-
Total assets	99,217	172,534	1,269,294	1,128,193
Liabilities
Payable for units redeemed	3	-	3	14
	$ 99,214	$ 172,534	$ 1,269,291	$ 1,128,179
Net Assets:
Deferred annuity contracts
terminable by owners	$ 99,214	$ 172,534	$ 1,269,291	$ 1,128,179
Total net assets	$ 99,214	$ 172,534	$ 1,269,291	$ 1,128,179

Accumulation units outstanding:
M&E - 1.50%	28	16	-	219
M&E - 0.90%	5,581	10,422	73,257	65,419
M&E - 0.75%	668	1,086	469	3,892

Accumulation unit value:
M&E - 1.50%	$ 15.946742	$ 12.622718	$ 15.571963	$ 18.155050
M&E - 0.90%	$ 16.010752	$ 15.130183	$ 17.239727	$ 16.220633
M&E - 0.75%	$ 14.068227	$ 13.495158	$ 13.566008	$ 16.205123

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Diversified Equity VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	145,362.668	156,719.609	63,875.800	5,409.718
Cost	$ 2,712,100	$ 1,837,472	$ 709,285	$ 44,534
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 2,937,779	$ 1,879,069	$ 809,945	$ 43,873
Receivable for units sold	-	-	-	-
Total assets	2,937,779	1,879,069	809,945	43,873
Liabilities
Payable for units redeemed	320	9	3	4
	$ 2,937,459	$ 1,879,060	$ 809,942	$ 43,869
Net Assets:
Deferred annuity contracts
terminable by owners	$ 2,937,459	$ 1,879,060	$ 809,942	$ 43,869
Total net assets	$ 2,937,459	$ 1,879,060	$ 809,942	$ 43,869

Accumulation units outstanding:
M&E - 1.50%	230	6	-	-
M&E - 0.90%	266,358	64,080	50,764	2,689
M&E - 0.75%	3,065	3,692	655	281

Accumulation unit value:
M&E - 1.50%	$ 14.849762	$ 14.694032	$ 15.123029	$ 14.143335
M&E - 0.90%	$ 10.864741	$ 28.526123	$ 15.765678	$ 14.941095
M&E - 0.75%	$ 13.090089	$ 13.813466	$ 14.674148	$ 13.115170

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/MidCap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	406,075.305	208,677.195	1,004,301.360	62,221.904
Cost	$ 9,634,275	$ 2,518,602	$ 1,004,301	$ 937,196
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 9,120,451	$ 2,988,257	$ 1,004,301	$ 1,298,571
Receivable for units sold	-	-	173	-
Total assets	9,120,451	2,988,257	1,004,474	1,298,571
Liabilities
Payable for units redeemed	4	75	-	16
	$ 9,120,447	$ 2,988,182	$ 1,004,474	$ 1,298,555
Net Assets:
Deferred annuity contracts
terminable by owners	$ 9,120,447	$ 2,988,182	$ 1,004,474	$ 1,298,555
Total net assets	$ 9,120,447	$ 2,988,182	$ 1,004,474	$ 1,298,555

Accumulation units outstanding:
M&E - 1.50%	-	133	462	1,924
M&E - 0.90%	619,349	157,933	76,467	58,392
M&E - 0.75%	5,568	2,816	5,768	4,708

Accumulation unit value:
M&E - 1.50%	$ 14.186830	$ 17.860424	$ 9.719714	$ 18.415855
M&E - 0.90%	$ 14.609215	$ 18.599507	$ 12.239173	$ 20.035690
M&E - 0.75%	$ 12.975079	$ 17.165236	$ 11.112738	$ 19.793220

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica U.S. Government Securities VP	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,426.140	182,881.075	242.134	1,685.162
Cost	$ 57,139	$ 3,650,543	$ 2,394	$ 15,986
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 56,433	$ 5,336,469	$ 2,532	$ 16,785
Receivable for units sold	-	-	-	-
Total assets	56,433	5,336,469	2,532	16,785
Liabilities
Payable for units redeemed	-	30	3	6
	$ 56,433	$ 5,336,439	$ 2,529	$ 16,779
Net Assets:
Deferred annuity contracts
terminable by owners	$ 56,433	$ 5,336,439	$ 2,529	$ 16,779
Total net assets	$ 56,433	$ 5,336,439	$ 2,529	$ 16,779

Accumulation units outstanding:
M&E - 1.50%	18	34	61	59
M&E - 0.90%	3,840	354,922	165	596
M&E - 0.75%	314	7,486	-	997

Accumulation unit value:
M&E - 1.50%	$ 11.159991	$ 20.292390	$ 13.211354	$ 14.008697
M&E - 0.90%	$ 13.618152	$ 14.664364	$ 10.471993	$ 9.987900
M&E - 0.75%	$ 12.570905	$ 17.506051	$ 10.513637	$ 10.027627

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	592.411	14,839.330	13,385.484	30,845.721
Cost	$ 7,479	$ 158,724	$ 146,099	$ 338,628
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 7,992	$ 162,788	$ 148,713	$ 348,248
Receivable for units sold	-	-	-	-
Total assets	7,992	162,788	148,713	348,248
Liabilities
Payable for units redeemed	-	-	-	-
	$ 7,992	$ 162,788	$ 148,713	$ 348,248
Net Assets:
Deferred annuity contracts
terminable by owners	$ 7,992	$ 162,788	$ 148,713	$ 348,248
Total net assets	$ 7,992	$ 162,788	$ 148,713	$ 348,248

Accumulation units outstanding:
M&E - 1.50%	6	338	861	2,265
M&E - 0.90%	-	7,653	10,629	18,159
M&E - 0.75%	582	6,980	1,968	10,393

Accumulation unit value:
M&E - 1.50%	$ 13.412374	$ 10.755873	$ 10.943541	$ 11.188060
M&E - 0.90%	$ 13.545563	$ 10.862756	$ 11.052295	$ 11.299234
M&E - 0.75%	$ 13.579197	$ 10.889768	$ 11.079765	$ 11.327317

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Hanlon Managed Income VP	Transamerica Multi Managed Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	49,802.552	7,899.823	35,045.540	3,988.451
Cost	$ 552,788	$ 109,549	$ 371,924	$ 39,131
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 551,812	$ 122,606	$ 393,561	$ 37,850
Receivable for units sold	-	-	2	-
Total assets	551,812	122,606	393,563	37,850
Liabilities
Payable for units redeemed	-	1	-	-
	$ 551,812	$ 122,605	$ 393,563	$ 37,850
Net Assets:
Deferred annuity contracts
terminable by owners	$ 551,812	$ 122,605	$ 393,563	$ 37,850
Total net assets	$ 551,812	$ 122,605	$ 393,563	$ 37,850

Accumulation units outstanding:
M&E - 1.50%	2,159	-	2,450	335
M&E - 0.90%	36,598	5,354	24,318	1,501
M&E - 0.75%	11,546	2,509	8,380	2,198

Accumulation unit value:
M&E - 1.50%	$ 10.860099	$ 15.427028	$ 11.099171	$ 9.295837
M&E - 0.90%	$ 10.968039	$ 15.580376	$ 11.198319	$ 9.378940
M&E - 0.75%	$ 10.995277	$ 15.619083	$ 11.223325	$ 9.399918

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Transamerica Jennison Growth VP	Fidelity VIP Contrafund®
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	39,413.575	13,523.841	17,880.047	19,782.692
Cost	$ 422,517	$ 137,160	$ 131,646	$ 477,568
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 454,833	$ 143,894	$ 141,252	$ 464,695
Receivable for units sold	-	-	-	-
Total assets	454,833	143,894	141,252	464,695
Liabilities
Payable for units redeemed	-	-	-	8
	$ 454,833	$ 143,894	$ 141,252	$ 464,687
Net Assets:
Deferred annuity contracts
terminable by owners	$ 454,833	$ 143,894	$ 141,252	$ 464,687
Total net assets	$ 454,833	$ 143,894	$ 141,252	$ 464,687

Accumulation units outstanding:
M&E - 1.50%	4,259	1,548	-	-
M&E - 0.90%	26,529	7,191	13,097	34,412
M&E - 0.75%	8,821	4,905	12	-

Accumulation unit value:
M&E - 1.50%	$ 11.386512	$ 10.454647	$ 10.732349	$ -
M&E - 0.90%	$ 11.488245	$ 10.548065	$ 10.775127	$ 13.503536
M&E - 0.75%	$ 11.513904	$ 10.571639	$ 10.785897	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	15,682.837	8,501.304	1,247.778	772.666
Cost	$ 324,443	$ 110,067	$ 151,872	$ 16,861
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 294,053	$ 151,153	$ 163,845	$ 20,321
Receivable for units sold	-	6	-	-
Total assets	294,053	151,159	163,845	20,321
Liabilities
Payable for units redeemed	1	-	13	6
	$ 294,052	$ 151,159	$ 163,832	$ 20,315
Net Assets:
Deferred annuity contracts
terminable by owners	$ 294,052	$ 151,159	$ 163,832	$ 20,315
Total net assets	$ 294,052	$ 151,159	$ 163,832	$ 20,315

Accumulation units outstanding:
M&E - 1.50%	-	-	529	-
M&E - 0.90%	24,790	19,204	10,377	-
M&E - 0.75%	-	-	2,643	2,021

Accumulation unit value:
M&E - 1.50%	$ -	$ -	$ 13.710951	$ 13.258610
M&E - 0.90%	$ 11.861893	$ 7.871389	$ 12.022895	$ 9.981954
M&E - 0.75%	$ -	$ -	$ 12.045040	$ 10.049777

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,869.708	1,490.188	4,699.327	21,316.560
Cost	$ 47,513	$ 40,014	$ 52,130	$ 21,316
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 55,242	$ 41,636	$ 39,803	$ 21,316
Receivable for units sold	-	-	-	-
Total assets	55,242	41,636	39,803	21,316
Liabilities
Payable for units redeemed	70	11	12	7
	$ 55,172	$ 41,625	$ 39,791	$ 21,309
Net Assets:
Deferred annuity contracts
terminable by owners	$ 55,172	$ 41,625	$ 39,791	$ 21,309
Total net assets	$ 55,172	$ 41,625	$ 39,791	$ 21,309

Accumulation units outstanding:
M&E - 1.50%	19	8	51	-
M&E - 0.90%	3,942	3,817	4,628	1,180
M&E - 0.75%	148	32	2,825	886

Accumulation unit value:
M&E - 1.50%	$ 16.136420	$ 15.291500	$ 4.128062	$ 9.687579
M&E - 0.90%	$ 13.410639	$ 10.780650	$ 5.297199	$ 10.282976
M&E - 0.75%	$ 13.501733	$ 10.853899	$ 5.333190	$ 10.352644

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	145.044	67.940	2,383.167	124.199
Cost	$ 3,638	$ 1,381	$ 98,322	$ 1,652
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 3,854	$ 1,445	$ 110,794	$ 2,006
Receivable for units sold	-	-	-	-
Total assets	3,854	1,445	110,794	2,006
Liabilities
Payable for units redeemed	2	3	8	35
	$ 3,852	$ 1,442	$ 110,786	$ 1,971
Net Assets:
Deferred annuity contracts
terminable by owners	$ 3,852	$ 1,442	$ 110,786	$ 1,971
Total net assets	$ 3,852	$ 1,442	$ 110,786	$ 1,971

Accumulation units outstanding:
M&E - 1.50%	6	45	186	-
M&E - 0.90%	88	106	10,770	214
M&E - 0.75%	196	-	1,989	26

Accumulation unit value:
M&E - 1.50%	$ 13.774447	$ 13.333646	$ 13.205799	$ 19.135311
M&E - 0.90%	$ 13.232887	$ 8.011662	$ 8.484823	$ 8.204820
M&E - 0.75%	$ 13.288892	$ 8.045648	$ 8.520813	$ 8.239676

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	277.621	237.345	181.372	1,874.828
Cost	$ 7,559	$ 6,500	$ 3,722	$ 47,098
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 7,873	$ 7,597	$ 4,007	$ 51,183
Receivable for units sold	-	-	-	-
Total assets	7,873	7,597	4,007	51,183
Liabilities
Payable for units redeemed	5	9	5	14
	$ 7,868	$ 7,588	$ 4,002	$ 51,169
Net Assets:
Deferred annuity contracts
terminable by owners	$ 7,868	$ 7,588	$ 4,002	$ 51,169
Total net assets	$ 7,868	$ 7,588	$ 4,002	$ 51,169

Accumulation units outstanding:
M&E - 1.50%	-	-	84	10
M&E - 0.90%	228	689	299	4,860
M&E - 0.75%	682	-	-	33

Accumulation unit value:
M&E - 1.50%	$ 11.803051	$ 15.787841	$ 12.116354	$ 14.601673
M&E - 0.90%	$ 8.621316	$ 11.011015	$ 9.946639	$ 10.426440
M&E - 0.75%	$ 8.657830	$ 11.057672	$ 9.988791	$ 10.470641

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Falling US Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	217.938	20,122.875	881.723	1,336.153
Cost	$ 6,610	$ 585,203	$ 17,980	$ 71,662
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 6,401	$ 610,730	$ 19,186	$ 81,665
Receivable for units sold	1	-	-	-
Total assets	6,402	610,730	19,186	81,665
Liabilities
Payable for units redeemed	-	16	6	20
	$ 6,402	$ 610,714	$ 19,180	$ 81,645
Net Assets:
Deferred annuity contracts
terminable by owners	$ 6,402	$ 610,714	$ 19,180	$ 81,645
Total net assets	$ 6,402	$ 610,714	$ 19,180	$ 81,645

Accumulation units outstanding:
M&E - 1.50%	-	-	105	223
M&E - 0.90%	290	58,363	70	7,717
M&E - 0.75%	421	10,981	2,163	414

Accumulation unit value:
M&E - 1.50%	$ 10.155516	$ 18.960643	$ 13.664953	$ 19.141004
M&E - 0.90%	$ 8.976807	$ 8.801091	$ 7.915055	$ 9.514688
M&E - 0.75%	$ 9.014846	$ 8.838374	$ 7.948611	$ 9.555064

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	401.246	2,006.274	2,533.844	3,031.982
Cost	$ 4,875	$ 21,948	$ 53,021	$ 130,140
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 5,108	$ 18,959	$ 49,688	$ 158,179
Receivable for units sold	-	-	9	-
Total assets	5,108	18,959	49,697	158,179
Liabilities
Payable for units redeemed	7	-	-	10
	$ 5,101	$ 18,959	$ 49,697	$ 158,169
Net Assets:
Deferred annuity contracts
terminable by owners	$ 5,101	$ 18,959	$ 49,697	$ 158,169
Total net assets	$ 5,101	$ 18,959	$ 49,697	$ 158,169

Accumulation units outstanding:
M&E - 1.50%	-	-	7	37
M&E - 0.90%	775	382	4,239	13,737
M&E - 0.75%	-	2,862	299	2,490

Accumulation unit value:
M&E - 1.50%	$ 10.671881	$ 4.598123	$ 10.031352	$ 18.789218
M&E - 0.90%	$ 6.578325	$ 5.822893	$ 10.932154	$ 9.698557
M&E - 0.75%	$ 6.606213	$ 5.847570	$ 10.978423	$ 9.739699

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,989.967	2,316.924	1,563.814	6,575.112
Cost	$ 31,991	$ 105,785	$ 10,346	$ 156,438
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 39,421	$ 129,354	$ 11,823	$ 182,526
Receivable for units sold	-	8	-	-
Total assets	39,421	129,362	11,823	182,526
Liabilities
Payable for units redeemed	9	-	-	13
	$ 39,412	$ 129,362	$ 11,823	$ 182,513
Net Assets:
Deferred annuity contracts
terminable by owners	$ 39,412	$ 129,362	$ 11,823	$ 182,513
Total net assets	$ 39,412	$ 129,362	$ 11,823	$ 182,513

Accumulation units outstanding:
M&E - 1.50%	-	90	16	41
M&E - 0.90%	5,899	10,126	1,029	16,496
M&E - 0.75%	26	1,985	203	892

Accumulation unit value:
M&E - 1.50%	$ 11.223612	$ 26.221501	$ 12.776376	$ 16.161984
M&E - 0.90%	$ 6.652541	$ 10.480043	$ 9.420419	$ 10.455891
M&E - 0.75%	$ 6.680791	$ 10.524502	$ 9.460310	$ 10.500215

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	AllianceBernstein Balanced Wealth Strategy
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	80.145	675.860	-	-
Cost	$ 1,299	$ 14,570	$ -	$ -
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 1,082	$ 13,889	$ -	$ -
Receivable for units sold	1	-	-	-
Total assets	1,083	13,889	-	-
Liabilities
Payable for units redeemed	-	2	-	-
	$ 1,083	$ 13,887	$ -	$ -
Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,083	$ 13,887	$ -	$ -
Total net assets	$ 1,083	$ 13,887	$ -	$ -

Accumulation units outstanding:
M&E - 1.50%	-	45	-	-
M&E - 0.90%	133	-	-	-
M&E - 0.75%	67	1,821	-	-

Accumulation unit value:
M&E - 1.50%	$ 3.212738	$ 5.057628	$ 13.887977	$ 13.484387
M&E - 0.90%	$ 5.397558	$ 7.470146	$ 14.025866	$ 13.618288
M&E - 0.75%	$ 5.420452	$ 7.501822	$ 14.060683	$ 13.652085

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 29,285	$ 17,732	$ 148,653	$ 307,800
	Expenses:
	Administrative, mortality and
	expense risk charge	4,400	4,950	119,245	122,126
	Net investment income (loss)	24,885	12,782	29,408	185,674

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	1,523	-	-
	Proceeds from sales	84,266	91,973	1,086,226	922,063
	Cost of investments sold	80,316	105,102	1,690,895	1,095,890
	Net realized capital gains (losses) on investments	3,950	(11,606)	(604,669)	(173,827)

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	14,801	7,088	(4,071,640)	(2,202,387)
	End of period	19,838	47,589	(1,650,248)	(618,734)
	Net change in unrealized appreciation/depreciation
	of investments	5,037	40,501	2,421,392	1,583,653

	Net realized and unrealized capital gains (losses)
	on investments	8,987	28,895	1,816,723	1,409,826

	Increase (decrease) in net assets from operations	$ 33,872	$ 41,677	$ 1,846,131	$ 1,595,500

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 116,751	$ 16,143	$ 50,402	$ 36,530
	Expenses:
	Administrative, mortality and
	expense risk charge	34,395	10,429	7,377	8,654
	Net investment income (loss)	82,356	5,714	43,025	27,876

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	-	-
	Proceeds from sales	392,047	146,556	138,234	87,909
	Cost of investments sold	447,607	183,682	301,021	116,501
	Net realized capital gains (losses) on investments	(55,560)	(37,126)	(162,787)	(28,592)

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	(391,993)	(247,622)	(295,888)	(210,026)
	End of period	(64,922)	(101,094)	(63,670)	(219,110)
	Net change in unrealized appreciation/depreciation
	of investments	327,071	146,528	232,218	(9,084)

	Net realized and unrealized capital gains (losses)
	on investments	271,511	109,402	69,431	(37,676)

	Increase (decrease) in net assets from operations	$ 353,867	$ 115,116	$ 112,456	$ (9,800)

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Transamerica International Moderate Growth VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 23,498	$ 4,894	$ 912	$ 5,722
	Expenses:
	Administrative, mortality and
	expense risk charge	7,491	2,412	608	5,982
	Net investment income (loss)	16,007	2,482	304	(260)

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	-	-
	Proceeds from sales	155,076	37,950	1,088	105,275
	Cost of investments sold	200,687	40,696	1,791	160,464
	Net realized capital gains (losses) on investments	(45,611)	(2,746)	(703)	(55,189)

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	(49,082)	(37,027)	(19,484)	(48,976)
	End of period	63,997	17,021	(9,478)	58,722
	Net change in unrealized appreciation/depreciation
	of investments	113,079	54,048	10,006	107,698

	Net realized and unrealized capital gains (losses)
	on investments	67,468	51,302	9,303	52,509

	Increase (decrease) in net assets from operations	$ 83,475	$ 53,784	$ 9,607	$ 52,249

	See accompanying notes.

Item Description	Item Description	Transamerica Aegon High Yield Bond VP	Transamerica PIMCO Total Return VP	Transamerica Focus VP	Transamerica T. Rowe Price Small Cap VP
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 13,447	$ 7,509	$ 8,822	$ -
	Expenses:
	Administrative, mortality and
	expense risk charge	818	1,536	9,237	6,005
	Net investment income (loss)	12,629	5,973	(415)	(6,005)

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	258	-	-
	Proceeds from sales	35,484	101,483	171,654	222,107
	Cost of investments sold	29,998	95,285	217,697	158,872
	Net realized capital gains (losses) on investments	5,486	6,456	(46,043)	63,235

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	8,037	3,453	(248,864)	105,794
	End of period	227	1,144	57,441	298,714
	Net change in unrealized appreciation/depreciation
	of investments	(7,810)	(2,309)	306,305	192,920

	Net realized and unrealized capital gains (losses)
	on investments	(2,324)	4,147	260,262	256,155

	Increase (decrease) in net assets from operations	$ 10,305	$ 10,120	$ 259,847	$ 250,150

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Transamerica Diversified Equity VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 25,991	$ 53,581	$ 3,436	$ 2,221
	Expenses:
	Administrative, mortality and
	expense risk charge	21,906	16,167	4,451	360
	Net investment income (loss)	4,085	37,414	(1,015)	1,861

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	-	-
	Proceeds from sales	363,256	484,393	72,224	4,211
	Cost of investments sold	386,118	970,687	72,119	5,745
	Net realized capital gains (losses) on investments	(22,862)	(486,294)	105	(1,534)

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	(171,262)	(660,910)	(5,627)	(3,234)
	End of period	225,679	41,597	100,660	(661)
	Net change in unrealized appreciation/depreciation
	of investments	396,941	702,507	106,287	2,573

	Net realized and unrealized capital gains (losses)
	on investments	374,079	216,213	106,392	1,039

	Increase (decrease) in net assets from operations	$ 378,164	$ 253,627	$ 105,377	$ 2,900

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/MidCap Value VP
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 44,100	$ 819	$ 53	$ 9,268
	Expenses:
	Administrative, mortality and
	expense risk charge	73,603	20,819	9,438	9,130
	Net investment income (loss)	(29,503)	(20,000)	(9,385)	138

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	-	-
	Proceeds from sales	861,035	331,699	1,174,298	359,055
	Cost of investments sold	908,808	415,516	1,174,298	388,138
	Net realized capital gains (losses) on investments	(47,773)	(83,817)	-	(29,083)

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	(1,906,907)	(364,715)	-	18,984
	End of period	(513,824)	469,655	-	361,375
	Net change in unrealized appreciation/depreciation
	of investments	1,393,083	834,370	-	342,391

	Net realized and unrealized capital gains (losses)
	on investments	1,345,310	750,553	-	313,308

	Increase (decrease) in net assets from operations	$ 1,315,807	$ 730,553	$ (9,385)	$ 313,446

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Transamerica U.S. Government Securities VP	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 1,951	$ 5,238	$ 24	$ 36
	Expenses:
	Administrative, mortality and
	expense risk charge	426	39,401	10	31
	Net investment income (loss)	1,525	(34,163)	14	5

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	1,399	-	20	28
	Proceeds from sales	66,087	512,405	59	3,122
	Cost of investments sold	66,128	412,879	58	2,943
	Net realized capital gains (losses) on investments	1,358	99,526	21	207

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	680	472,632	-	1
	End of period	(706)	1,685,926	138	799
	Net change in unrealized appreciation/depreciation
	of investments	(1,386)	1,213,294	138	798

	Net realized and unrealized capital gains (losses)
	on investments	(28)	1,312,820	159	1,005

	Increase (decrease) in net assets from operations	$ 1,497	$ 1,278,657	$ 173	$ 1,010

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ -	$ 468	$ 665	$ 3,266
	Expenses:
	Administrative, mortality and
	expense risk charge	16	1,076	928	3,236
	Net investment income (loss)	(16)	(608)	(263)	30

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	227	383	2,163
	Proceeds from sales	155	11,300	11,666	242,670
	Cost of investments sold	150	10,503	10,855	235,417
	Net realized capital gains (losses) on investments	5	1,024	1,194	9,416

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	-	7,948	4,315	31,002
	End of period	513	4,064	2,614	9,620
	Net change in unrealized appreciation/depreciation
	of investments	513	(3,884)	(1,701)	(21,382)

	Net realized and unrealized capital gains (losses)
	on investments	518	(2,860)	(507)	(11,966)

	Increase (decrease) in net assets from operations	$ 502	$ (3,468)	$ (770)	$ (11,936)

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Transamerica Hanlon Managed Income VP	Transamerica Multi Managed Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 1,083	$ 305	$ 1,164	$ 32
	Expenses:
	Administrative, mortality and
	expense risk charge	5,360	467	2,999	245
	Net investment income (loss)	(4,277)	(162)	(1,835)	(213)

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	1,810	-	2,789	18
	Proceeds from sales	352,720	1,746	131,187	6,782
	Cost of investments sold	328,808	1,294	124,583	7,038
	Net realized capital gains (losses) on investments	25,722	452	9,393	(238)

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	21,544	2,381	13,218	75
	End of period	(976)	13,057	21,637	(1,281)
	Net change in unrealized appreciation/depreciation
	of investments	(22,520)	10,676	8,419	(1,356)

	Net realized and unrealized capital gains (losses)
	on investments	3,202	11,128	17,812	(1,594)

	Increase (decrease) in net assets from operations	$ (1,075)	$ 10,966	$ 15,977	$ (1,807)

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Transamerica Jennison Growth VP	Fidelity VIP Contrafund®
		Subaccount	Subaccount	Subaccount(1)	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 1,025	$ 243	$ 47	$ 4,292
	Expenses:
	Administrative, mortality and
	expense risk charge	3,711	1,293	760	3,681
	Net investment income (loss)	(2,686)	(1,050)	(713)	611

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	2,615	566	-	196
	Proceeds from sales	152,964	68,829	9,821	26,435
	Cost of investments sold	145,184	70,588	10,069	28,672
	Net realized capital gains (losses) on investments	10,395	(1,193)	(248)	(2,041)

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	19,979	2,004	-	(78,143)
	End of period	32,316	6,734	9,606	(12,873)
	Net change in unrealized appreciation/depreciation
	of investments	12,337	4,730	9,606	65,270

	Net realized and unrealized capital gains (losses)
	on investments	22,732	3,537	9,358	63,229

	Increase (decrease) in net assets from operations	$ 20,046	$ 2,487	$ 8,645	$ 63,840

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 4,389	$ -	$ 2,815	$ 26
	Expenses:
	Administrative, mortality and
	expense risk charge	2,401	1,278	1,280	150
	Net investment income (loss)	1,988	(1,278)	1,535	(124)

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	2,468	-
	Proceeds from sales	24,451	37,568	19,025	4,918
	Cost of investments sold	30,914	44,489	24,091	4,223
	Net realized capital gains (losses) on investments	(6,463)	(6,921)	(2,598)	695

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	(71,210)	6,509	(9,955)	1,796
	End of period	(30,390)	41,086	11,973	3,460
	Net change in unrealized appreciation/depreciation
	of investments	40,820	34,577	21,928	1,664

	Net realized and unrealized capital gains (losses)
	on investments	34,357	27,656	19,330	2,359

	Increase (decrease) in net assets from operations	$ 36,345	$ 26,378	$ 20,865	$ 2,235

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ -	$ -	$ -	$ 27
	Expenses:
	Administrative, mortality and
	expense risk charge	589	995	270	1,030
	Net investment income (loss)	(589)	(995)	(270)	(1,003)

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	-	-
	Proceeds from sales	59,785	310,157	77,630	546,267
	Cost of investments sold	57,889	282,547	87,353	546,267
	Net realized capital gains (losses) on investments	1,896	27,610	(9,723)	-

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	3,545	2,608	(9,471)	-
	End of period	7,729	1,622	(12,327)	-
	Net change in unrealized appreciation/depreciation
	of investments	4,184	(986)	(2,856)	-

	Net realized and unrealized capital gains (losses)
	on investments	6,080	26,624	(12,579)	-

	Increase (decrease) in net assets from operations	$ 5,491	$ 25,629	$ (12,849)	$ (1,003)

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 352	$ 11	$ 165	$ -
	Expenses:
	Administrative, mortality and
	expense risk charge	23	10	415	48
	Net investment income (loss)	329	1	(250)	(48)

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	-	-
	Proceeds from sales	2,918	75	10,769	97,059
	Cost of investments sold	2,736	80	10,104	93,762
	Net realized capital gains (losses) on investments	182	(5)	665	3,297

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	401	(4)	1,230	8
	End of period	216	64	12,472	354
	Net change in unrealized appreciation/depreciation
	of investments	(185)	68	11,242	346

	Net realized and unrealized capital gains (losses)
	on investments	(3)	63	11,907	3,643

	Increase (decrease) in net assets from operations	$ 326	$ 64	$ 11,657	$ 3,595

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 370	$ -	$ 169	$ 174
	Expenses:
	Administrative, mortality and
	expense risk charge	178	47	32	1,091
	Net investment income (loss)	192	(47)	137	(917)

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	-	-
	Proceeds from sales	58,582	54	1,512	308,424
	Cost of investments sold	56,494	51	1,451	273,948
	Net realized capital gains (losses) on investments	2,088	3	61	34,476

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	597	(41)	593	8,814
	End of period	314	1,097	285	4,085
	Net change in unrealized appreciation/depreciation
	of investments	(283)	1,138	(308)	(4,729)

	Net realized and unrealized capital gains (losses)
	on investments	1,805	1,141	(247)	29,747

	Increase (decrease) in net assets from operations	$ 1,997	$ 1,094	$ (110)	$ 28,830

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	ProFund VP Falling US Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30
Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$43
Expenses:
Administrative, mortality and
expense risk charge	47	1,851	93	585
Net investment income (loss)	(47)	(1,851)	(93)	(542)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	2,156	644	-
Proceeds from sales	4,151	355,337	15,487	144,835
Cost of investments sold	4,317	325,849	16,735	132,661
Net realized capital gains (losses) on investments	(166)	31,644	(604)	12,174

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(205)	27,049	1,039	5,695
End of period	(209)	25,527	1,206	10,003
Net change in unrealized appreciation/depreciation
of investments	(4)	(1,522)	167	4,308

Net realized and unrealized capital gains (losses)
on investments	(170)	30,122	(437)	16,482

Increase (decrease) in net assets from operations	$ (217)	$ 28,271	$ (530)	$ 15,940

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ -	$ -	$ 207	$ 495
	Expenses:
	Administrative, mortality and
	expense risk charge	20	76	421	860
	Net investment income (loss)	(20)	(76)	(214)	(365)

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	-	-
	Proceeds from sales	121	23,023	107,534	72,437
	Cost of investments sold	121	25,654	109,605	69,648
	Net realized capital gains (losses) on investments	-	(2,631)	(2,071)	2,789

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	1	(1,752)	(1,505)	4,284
	End of period	233	(2,989)	(3,333)	28,039
	Net change in unrealized appreciation/depreciation
	of investments	232	(1,237)	(1,828)	23,755

	Net realized and unrealized capital gains (losses)
	on investments	232	(3,868)	(3,899)	26,544

	Increase (decrease) in net assets from operations	$ 212	$ (3,944)	$ (4,113)	$ 26,179

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ 85	$ -	$ 292	$ -
	Expenses:
	Administrative, mortality and
	expense risk charge	287	772	86	2,769
	Net investment income (loss)	(202)	(772)	206	(2,769)

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	-	35,184
	Proceeds from sales	1,844	243,306	1,001	505,629
	Cost of investments sold	1,470	232,098	953	488,149
	Net realized capital gains (losses) on investments	374	11,208	48	52,664

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	4,539	606	212	31,176
	End of period	7,430	23,569	1,477	26,088
	Net change in unrealized appreciation/depreciation
	of investments	2,891	22,963	1,265	(5,088)

	Net realized and unrealized capital gains (losses)
	on investments	3,265	34,171	1,313	47,576

	Increase (decrease) in net assets from operations	$ 3,063	$ 33,399	$ 1,519	$ 44,807

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

Item Description	Item Description	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	AllianceBernstein Balanced Wealth Strategy
		Subaccount	Subaccount	Subaccount	Subaccount
	Net investment income (loss)
	Income:
	Dividends	$ -	$ -	$ -	$ -
	Expenses:
	Administrative, mortality and
	expense risk charge	68	105	-	-
	Net investment income (loss)	(68)	(105)	-	-

Net realized and unrealized capital gains (losses)
	on investments
	Net realized capital gains (losses) on investments:
	Realized gain distributions	-	-	-	-
	Proceeds from sales	94,520	110,414	-	-
	Cost of investments sold	93,721	108,697	-	-
	Net realized capital gains (losses) on investments	799	1,717	-	-

	Net change in unrealized appreciation/depreciation
	of investments:
	Beginning of period	(281)	(1)	-	-
	End of period	(217)	(681)	-	-
	Net change in unrealized appreciation/depreciation
	of investments	64	(680)	-	-

	Net realized and unrealized capital gains (losses)
	on investments	863	1,037	-	-

	Increase (decrease) in net assets from operations	$ 795	$ 932	$ -	$ -

	See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica JPMorgan Core Bond VP		Transamerica Asset Allocation - Conservative VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 24,885	$ 17,632	$ 12,782	$ 18,537
Net realized capital gains (losses)
on investments	3,950	4,154	(11,606)	(50,071)
Net change in unrealized appreciation/
depreciation of investments	5,037	18,726	40,501	146,023
Increase (decrease) in net assets
from operations	33,872	40,512	41,677	114,489

Contract transactions
Net contract purchase payments	65,249	29,869	89,894	77,096
Transfer payments from (to) other
subaccounts or general account	(6,576)	47,623	(25,406)	(57,812)
Contract terminations, withdrawals,
and other deductions	(26,066)	(24,208)	(12,951)	(17,197)
Contract maintenance charges	(30,987)	(33,928)	(59,852)	(62,482)
Increase (decrease) in net assets
from contract transactions	1,620	19,356	(8,315)	(60,395)
Net increase (decrease) in net assets	35,492	59,868	33,362	54,094

Net assets:
Beginning of the period	480,815	420,947	549,683	495,589
End of the period	$ 516,307	$ 480,815	$ 583,045	$ 549,683

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Growth VP		Transamerica Asset Allocation - Moderate Growth VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 29,408	$ 200,625	$ 185,674	$ 278,991
Net realized capital gains (losses)
on investments	(604,669)	381,698	(173,827)	289,369
Net change in unrealized appreciation/
depreciation of investments	2,421,392	2,249,096	1,583,653	2,201,643
Increase (decrease) in net assets
from operations	1,846,131	2,831,419	1,595,500	2,770,003

Contract transactions
Net contract purchase payments	2,340,810	3,034,545	2,517,325	2,848,570
Transfer payments from (to) other
subaccounts or general account	(356,980)	(101,634)	(455,422)	(383,117)
Contract terminations, withdrawals,
and other deductions	(452,187)	(327,749)	(456,210)	(474,254)
Contract maintenance charges	(964,546)	(990,398)	(996,589)	(1,047,785)
Increase (decrease) in net assets
from contract transactions	567,097	1,614,764	609,104	943,414
Net increase (decrease) in net assets	2,413,228	4,446,183	2,204,604	3,713,417

Net assets:
Beginning of the period	12,909,664	8,463,481	13,103,944	9,390,527
End of the period	$ 15,322,892	$ 12,909,664	$ 15,308,548	$ 13,103,944

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Moderate VP		Transamerica MFS International Equity VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 82,356	$ 107,716	$ 5,714	$ 18,199
Net realized capital gains (losses)
on investments	(55,560)	13,772	(37,126)	(59,100)
Net change in unrealized appreciation/
depreciation of investments	327,071	595,213	146,528	319,287
Increase (decrease) in net assets
from operations	353,867	716,701	115,116	278,386

Contract transactions
Net contract purchase payments	597,237	681,719	154,301	186,602
Transfer payments from (to) other
subaccounts or general account	(163,674)	114,207	(12,974)	(28,409)
Contract terminations, withdrawals,
and other deductions	(118,900)	(132,171)	(59,152)	(17,981)
Contract maintenance charges	(334,915)	(328,469)	(62,507)	(63,916)
Increase (decrease) in net assets
from contract transactions	(20,252)	335,286	19,668	76,296
Net increase (decrease) in net assets	333,615	1,051,987	134,784	354,682

Net assets:
Beginning of the period	3,782,902	2,730,915	1,209,324	854,642
End of the period	$ 4,116,517	$ 3,782,902	$ 1,344,108	$ 1,209,324

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP		Transamerica Federated Market Opportunity VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 43,025	$ (5,849)	$ 27,876	$ 23,486
Net realized capital gains (losses)
on investments	(162,787)	(290,495)	(28,592)	53,756
Net change in unrealized appreciation/
depreciation of investments	232,218	495,855	(9,084)	(45,312)
Increase (decrease) in net assets
from operations	112,456	199,511	(9,800)	31,930

Contract transactions
Net contract purchase payments	79,962	83,364	110,972	115,497
Transfer payments from (to) other
subaccounts or general account	(7,499)	19,680	(28,983)	(45,802)
Contract terminations, withdrawals,
and other deductions	(24,657)	(32,055)	(28,818)	(38,135)
Contract maintenance charges	(53,752)	(55,262)	(67,321)	(72,519)
Increase (decrease) in net assets
from contract transactions	(5,946)	15,727	(14,150)	(40,959)
Net increase (decrease) in net assets	106,510	215,238	(23,950)	(9,029)

Net assets:
Beginning of the period	818,354	603,116	982,925	991,954
End of the period	$ 924,864	$ 818,354	$ 958,975	$ 982,925

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica International Moderate Growth VP		Transamerica JPMorgan Mid Cap Value VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 16,007	$ 12,818	$ 2,482	$ 2,192
Net realized capital gains (losses)
on investments	(45,611)	(44,293)	(2,746)	2,531
Net change in unrealized appreciation/
depreciation of investments	113,079	213,084	54,048	51,047
Increase (decrease) in net assets
from operations	83,475	181,609	53,784	55,770

Contract transactions
Net contract purchase payments	206,710	237,085	-	-
Transfer payments from (to) other
subaccounts or general account	(63,424)	(10,482)	(2,734)	(5,588)
Contract terminations, withdrawals,
and other deductions	(41,256)	(17,058)	(28,874)	(5,504)
Contract maintenance charges	(70,255)	(81,951)	(3,927)	(2,861)
Increase (decrease) in net assets
from contract transactions	31,775	127,594	(35,535)	(13,953)
Net increase (decrease) in net assets	115,250	309,203	18,249	41,817

Net assets:
Beginning of the period	849,342	540,139	272,948	231,131
End of the period	$ 964,592	$ 849,342	$ 291,197	$ 272,948

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica JPMorgan Enhanced Index VP		Transamerica BlackRock Large Cap Value VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 304	$ 556	$ (260)	$ 2,020
Net realized capital gains (losses)
on investments	(703)	(3,222)	(55,189)	(123,676)
Net change in unrealized appreciation/
depreciation of investments	10,006	15,155	107,698	162,632
Increase (decrease) in net assets
from operations	9,607	12,489	52,249	40,976

Contract transactions
Net contract purchase payments	10,240	10,855	91,809	20,470
Transfer payments from (to) other
subaccounts or general account	(21)	4,298	303,774	76,347
Contract terminations, withdrawals,
and other deductions	(325)	(1,949)	(27,343)	(17,557)
Contract maintenance charges	(3,230)	(3,087)	(45,510)	(29,716)
Increase (decrease) in net assets
from contract transactions	6,664	10,117	322,730	49,544
Net increase (decrease) in net assets	16,271	22,606	374,979	90,520

Net assets:
Beginning of the period	62,540	39,934	440,787	350,267
End of the period	$ 78,811	$ 62,540	$ 815,766	$ 440,787

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Aegon High Yield Bond VP		Transamerica PIMCO Total Return VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 12,629	$ 4,609	$ 5,973	$ 8,353
Net realized capital gains (losses)
on investments	5,486	(6,195)	6,456	2,875
Net change in unrealized appreciation/
depreciation of investments	(7,810)	16,989	(2,309)	11,926
Increase (decrease) in net assets
from operations	10,305	15,403	10,120	23,154

Contract transactions
Net contract purchase payments	15,250	46,180	30,013	61,510
Transfer payments from (to) other
subaccounts or general account	(1,590)	8,744	(28,010)	5,067
Contract terminations, withdrawals,
and other deductions	(296)	(2,459)	(1,942)	(28,734)
Contract maintenance charges	(6,118)	(4,493)	(14,921)	(13,377)
Increase (decrease) in net assets
from contract transactions	7,246	47,972	(14,860)	24,466
Net increase (decrease) in net assets	17,551	63,375	(4,740)	47,620

Net assets:
Beginning of the period	81,663	18,288	177,274	129,654
End of the period	$ 99,214	$ 81,663	$ 172,534	$ 177,274

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Focus VP		Transamerica T. Rowe Price Small Cap VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (415)	$ 14,196	$ (6,005)	$ (4,451)
Net realized capital gains (losses)
on investments	(46,043)	(51,629)	63,235	(200,309)
Net change in unrealized appreciation/
depreciation of investments	306,305	245,004	192,920	387,154
Increase (decrease) in net assets
from operations	259,847	207,571	250,150	182,394

Contract transactions
Net contract purchase payments	117,656	81,205	346,566	29,448
Transfer payments from (to) other
subaccounts or general account	16,510	8,385	(25,139)	(6,675)
Contract terminations, withdrawals,
and other deductions	(40,040)	(24,947)	(13,167)	(22,134)
Contract maintenance charges	(64,535)	(63,616)	(38,898)	(35,582)
Increase (decrease) in net assets
from contract transactions	29,591	1,027	269,362	(34,943)
Net increase (decrease) in net assets	289,438	208,598	519,512	147,451

Net assets:
Beginning of the period	979,853	771,255	608,667	461,216
End of the period	$ 1,269,291	$ 979,853	$ 1,128,179	$ 608,667

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Diversified Equity VP		Transamerica Third Avenue Value VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 4,085	$ 11,073	$ 37,414	$ (13,586)
Net realized capital gains (losses)
on investments	(22,862)	(43,449)	(486,294)	(302,228)
Net change in unrealized appreciation/
depreciation of investments	396,941	492,112	702,507	777,473
Increase (decrease) in net assets
from operations	378,164	459,736	253,627	461,659

Contract transactions
Net contract purchase payments	177,498	267,419	18,223	218,248
Transfer payments from (to) other
subaccounts or general account	569,371	(5,591)	(104,773)	(15,911)
Contract terminations, withdrawals,
and other deductions	(177,287)	(69,726)	(113,236)	(40,999)
Contract maintenance charges	(166,530)	(145,815)	(97,332)	(100,594)
Increase (decrease) in net assets
from contract transactions	403,052	46,287	(297,118)	60,744
Net increase (decrease) in net assets	781,216	506,023	(43,491)	522,403

Net assets:
Beginning of the period	2,156,243	1,650,220	1,922,551	1,400,148
End of the period	$ 2,937,459	$ 2,156,243	$ 1,879,060	$ 1,922,551

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Balanced VP		Transamerica AllianceBernstein Dynamic Allocation VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (1,015)	$ 440	$ 1,861	$ 865
Net realized capital gains (losses)
on investments	105	(949)	(1,534)	(3,864)
Net change in unrealized appreciation/
depreciation of investments	106,287	12,323	2,573	10,977
Increase (decrease) in net assets
from operations	105,377	11,814	2,900	7,978

Contract transactions
Net contract purchase payments	78,826	11,138	8,461	6,183
Transfer payments from (to) other
subaccounts or general account	639,029	(2,433)	67	729
Contract terminations, withdrawals,
and other deductions	(33,738)	(139)	(941)	(2,470)
Contract maintenance charges	(38,287)	(4,983)	(2,253)	(1,912)
Increase (decrease) in net assets
from contract transactions	645,830	3,583	5,334	2,530
Net increase (decrease) in net assets	751,207	15,397	8,234	10,508

Net assets:
Beginning of the period	58,735	43,338	35,635	25,127
End of the period	$ 809,942	$ 58,735	$ 43,869	$ 35,635

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica WMC Diversified Growth VP		Transamerica Growth Opportunities VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (29,503)	$ 5,822	$ (20,000)	$ (8,982)
Net realized capital gains (losses)
on investments	(47,773)	(218,724)	(83,817)	(191,802)
Net change in unrealized appreciation/
depreciation of investments	1,393,083	2,027,455	834,370	752,570
Increase (decrease) in net assets
from operations	1,315,807	1,814,553	730,553	551,786

Contract transactions
Net contract purchase payments	797,729	949,139	402,697	168,126
Transfer payments from (to) other
subaccounts or general account	(61,227)	(17,710)	68,372	10,217
Contract terminations, withdrawals,
and other deductions	(468,048)	(378,676)	(97,886)	(56,294)
Contract maintenance charges	(595,053)	(606,982)	(129,267)	(124,344)
Increase (decrease) in net assets
from contract transactions	(326,599)	(54,229)	243,916	(2,295)
Net increase (decrease) in net assets	989,208	1,760,324	974,469	549,491

Net assets:
Beginning of the period	8,131,239	6,370,915	2,013,713	1,464,222
End of the period	$ 9,120,447	$ 8,131,239	$ 2,988,182	$ 2,013,713

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Money Market VP		Transamerica Small/MidCap Value VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (9,385)	$ (9,685)	$ 138	$ 13,417
Net realized capital gains (losses)
on investments	-	-	(29,083)	(80,882)
Net change in unrealized appreciation/
depreciation of investments	-	-	342,391	275,144
Increase (decrease) in net assets
from operations	(9,385)	(9,685)	313,446	207,679

Contract transactions
Net contract purchase payments	289,276	42,001	267,647	221,531
Transfer payments from (to) other
subaccounts or general account	(76,637)	(605,729)	42,329	(28,417)
Contract terminations, withdrawals,
and other deductions	(71,693)	(67,309)	(23,150)	(16,463)
Contract maintenance charges	(85,943)	(113,806)	(49,559)	(40,200)
Increase (decrease) in net assets
from contract transactions	55,003	(744,843)	237,267	136,451
Net increase (decrease) in net assets	45,618	(754,528)	550,713	344,130

Net assets:
Beginning of the period	958,856	1,713,384	747,842	403,712
End of the period	$ 1,004,474	$ 958,856	$ 1,298,555	$ 747,842

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica U.S. Government Securities VP		Transamerica Morgan Stanley Mid-Cap Growth VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 1,525	$ 955	$ (34,163)	$ (28,023)
Net realized capital gains (losses)
on investments	1,358	8,873	99,526	(16,189)
Net change in unrealized appreciation/
depreciation of investments	(1,386)	(8,260)	1,213,294	1,520,460
Increase (decrease) in net assets
from operations	1,497	1,568	1,278,657	1,476,248

Contract transactions
Net contract purchase payments	38,590	-	560,916	332,178
Transfer payments from (to) other
subaccounts or general account	(10,544)	(177,168)	47,744	76,017
Contract terminations, withdrawals,
and other deductions	(6,696)	(4,669)	(218,266)	(161,989)
Contract maintenance charges	(3,580)	(8,027)	(232,566)	(226,813)
Increase (decrease) in net assets
from contract transactions	17,770	(189,864)	157,828	19,393
Net increase (decrease) in net assets	19,267	(188,296)	1,436,485	1,495,641

Net assets:
Beginning of the period	37,166	225,462	3,899,954	2,404,313
End of the period	$ 56,433	$ 37,166	$ 5,336,439	$ 3,899,954

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Index 50 VP		Transamerica Index 75 VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 14	$ -	$ 5	$ -
Net realized capital gains (losses)
on investments	21	-	207	-
Net change in unrealized appreciation/
depreciation of investments	138	-	798	1
Increase (decrease) in net assets
from operations	173	-	1,010	1

Contract transactions
Net contract purchase payments	777	-	11,300	-
Transfer payments from (to) other
subaccounts or general account	1,739	-	5,072	(1)
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	(160)	-	(603)	-
Increase (decrease) in net assets
from contract transactions	2,356	-	15,769	(1)
Net increase (decrease) in net assets	2,529	-	16,779	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 2,529	$ -	$ 16,779	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Efficient Markets VP		Transamerica Hanlon Balanced VP
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ (16)	$ -	$ (608)	$ (306)
Net realized capital gains (losses)
on investments	5	9	1,024	290
Net change in unrealized appreciation/
depreciation of investments	513	-	(3,884)	7,948
Increase (decrease) in net assets
from operations	502	9	(3,468)	7,932

Contract transactions
Net contract purchase payments	450	-	58,039	66,790
Transfer payments from (to) other
subaccounts or general account	7,180	(9)	34,224	24,338
Contract terminations, withdrawals,
and other deductions	-	-	(733)	-
Contract maintenance charges	(140)	-	(18,543)	(5,791)
Increase (decrease) in net assets
from contract transactions	7,490	(9)	72,987	85,337
Net increase (decrease) in net assets	7,992	-	69,519	93,269

Net assets:
Beginning of the period	-	-	93,269	-
End of the period	$ 7,992	$ -	$ 162,788	$ 93,269

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Hanlon Growth & Income VP		Transamerica Hanlon Growth VP
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ (263)	$ (181)	$ 30	$ (1,481)
Net realized capital gains (losses)
on investments	1,194	421	9,416	3,421
Net change in unrealized appreciation/
depreciation of investments	(1,701)	4,315	(21,382)	31,002
Increase (decrease) in net assets
from operations	(770)	4,555	(11,936)	32,942

Contract transactions
Net contract purchase payments	65,163	31,211	103,732	155,484
Transfer payments from (to) other
subaccounts or general account	24,553	36,110	(54,438)	163,407
Contract terminations, withdrawals,
and other deductions	(133)	(34)	(3,237)	-
Contract maintenance charges	(9,481)	(2,461)	(26,222)	(11,484)
Increase (decrease) in net assets
from contract transactions	80,102	64,826	19,835	307,407
Net increase (decrease) in net assets	79,332	69,381	7,899	340,349

Net assets:
Beginning of the period	69,381	-	340,349	-
End of the period	$ 148,713	$ 69,381	$ 348,248	$ 340,349

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Hanlon Managed Income VP		Transamerica Multi Managed Large Cap Core VP
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ (4,277)	$ (1,270)	$ (162)	$ (9)
Net realized capital gains (losses)
on investments	25,722	838	452	137
Net change in unrealized appreciation/
depreciation of investments	(22,520)	21,544	10,676	2,381
Increase (decrease) in net assets
from operations	(1,075)	21,112	10,966	2,509

Contract transactions
Net contract purchase payments	148,685	123,037	78,541	14,355
Transfer payments from (to) other
subaccounts or general account	8,767	328,974	4,696	14,620
Contract terminations, withdrawals,
and other deductions	(18,268)	-	-	-
Contract maintenance charges	(47,847)	(11,573)	(2,559)	(523)
Increase (decrease) in net assets
from contract transactions	91,337	440,438	80,678	28,452
Net increase (decrease) in net assets	90,262	461,550	91,644	30,961

Net assets:
Beginning of the period	461,550	-	30,961	-
End of the period	$ 551,812	$ 461,550	$ 122,605	$ 30,961

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Foxhall Emerging Markets/Pacific Rim VP		Transamerica Foxhall Global Conservative VP
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ (1,835)	$ (632)	$ (213)	$ (72)
Net realized capital gains (losses)
on investments	9,393	634	(238)	25
Net change in unrealized appreciation/
depreciation of investments	8,419	13,218	(1,356)	75
Increase (decrease) in net assets
from operations	15,977	13,220	(1,807)	28

Contract transactions
Net contract purchase payments	125,623	77,628	16,239	8,546
Transfer payments from (to) other
subaccounts or general account	20,161	173,442	5,175	18,269
Contract terminations, withdrawals,
and other deductions	(1,198)	-	-	-
Contract maintenance charges	(25,843)	(5,447)	(6,344)	(2,256)
Increase (decrease) in net assets
from contract transactions	118,743	245,623	15,070	24,559
Net increase (decrease) in net assets	134,720	258,843	13,263	24,587

Net assets:
Beginning of the period	258,843	-	24,587	-
End of the period	$ 393,563	$ 258,843	$ 37,850	$ 24,587

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Foxhall Global Growth VP		Transamerica Foxhall Global Hard Asset VP
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ (2,686)	$ (942)	$ (1,050)	$ (245)
Net realized capital gains (losses)
on investments	10,395	419	(1,193)	(239)
Net change in unrealized appreciation/
depreciation of investments	12,337	19,979	4,730	2,004
Increase (decrease) in net assets
from operations	20,046	19,456	2,487	1,520

Contract transactions
Net contract purchase payments	129,459	143,345	42,237	49,896
Transfer payments from (to) other
subaccounts or general account	(3,219)	183,571	29,754	33,649
Contract terminations, withdrawals,
and other deductions	(3,257)	-	(73)	-
Contract maintenance charges	(27,472)	(7,096)	(13,670)	(1,906)
Increase (decrease) in net assets
from contract transactions	95,511	319,820	58,248	81,639
Net increase (decrease) in net assets	115,557	339,276	60,735	83,159

Net assets:
Beginning of the period	339,276	-	83,159	-
End of the period	$ 454,833	$ 339,276	$ 143,894	$ 83,159

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Jennison Growth VP	Fidelity VIP Contrafund®
	Subaccount	Subaccount
	2010(1)	2010	2009
Operations
Net investment income (loss)	$ (713)	$ 611	$ 1,060
Net realized capital gains (losses)
on investments	(248)	(2,041)	(6,373)
Net change in unrealized appreciation/
depreciation of investments	9,606	65,270	106,845
Increase (decrease) in net assets
from operations	8,645	63,840	101,532

Contract transactions
Net contract purchase payments	7,674	36,370	47,637
Transfer payments from (to) other
subaccounts or general account	132,995	(3,466)	1,250
Contract terminations, withdrawals,
and other deductions	(1,130)	(8,516)	(13,161)
Contract maintenance charges	(6,932)	(22,265)	(21,897)
Increase (decrease) in net assets
from contract transactions	132,607	2,123	13,829
Net increase (decrease) in net assets	141,252	65,963	115,361

Net assets:
Beginning of the period	-	398,724	283,363
End of the period	$ 141,252	$ 464,687	$ 398,724

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Equity-Income		Fidelity VIP Growth Opportunities
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 1,988	$ 2,786	$ (1,278)	$ (739)
Net realized capital gains (losses)
on investments	(6,463)	(7,467)	(6,921)	(11,699)
Net change in unrealized appreciation/
depreciation of investments	40,820	64,574	34,577	51,653
Increase (decrease) in net assets
from operations	36,345	59,893	26,378	39,215

Contract transactions
Net contract purchase payments	25,674	28,771	17,373	19,819
Transfer payments from (to) other
subaccounts or general account	(5,070)	(1,553)	(497)	10,799
Contract terminations, withdrawals,
and other deductions	(9,975)	(2,503)	(13,666)	(9,562)
Contract maintenance charges	(17,053)	(16,105)	(10,296)	(9,693)
Increase (decrease) in net assets
from contract transactions	(6,424)	8,610	(7,086)	11,363
Net increase (decrease) in net assets	29,921	68,503	19,292	50,578

Net assets:
Beginning of the period	264,131	195,628	131,867	81,289
End of the period	$ 294,052	$ 264,131	$ 151,159	$ 131,867

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Index 500		ProFund VP Bull
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 1,535	$ 1,598	$ (124)	$ 47
Net realized capital gains (losses)
on investments	(2,598)	(996)	695	562
Net change in unrealized appreciation/
depreciation of investments	21,928	21,742	1,664	1,568
Increase (decrease) in net assets
from operations	20,865	22,344	2,235	2,177

Contract transactions
Net contract purchase payments	40,792	36,505	3,683	1,765
Transfer payments from (to) other
subaccounts or general account	(7,098)	12,475	995	4,868
Contract terminations, withdrawals,
and other deductions	(2,785)	(1,701)	(428)	(238)
Contract maintenance charges	(9,625)	(7,759)	(3,070)	(1,458)
Increase (decrease) in net assets
from contract transactions	21,284	39,520	1,180	4,937
Net increase (decrease) in net assets	42,149	61,864	3,415	7,114

Net assets:
Beginning of the period	121,683	59,819	16,900	9,786
End of the period	$ 163,832	$ 121,683	$ 20,315	$ 16,900

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP NASDAQ-100		ProFund VP Small-Cap
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (589)	$ (407)	$ (995)	$ (426)
Net realized capital gains (losses)
on investments	1,896	4,372	27,610	(4,987)
Net change in unrealized appreciation/
depreciation of investments	4,184	12,342	(986)	16,110
Increase (decrease) in net assets
from operations	5,491	16,307	25,629	10,697

Contract transactions
Net contract purchase payments	-	69,628	-	-
Transfer payments from (to) other
subaccounts or general account	28,290	(75,447)	93,370	(69,974)
Contract terminations, withdrawals,
and other deductions	(13,908)	(6,262)	(93,060)	(6,518)
Contract maintenance charges	(3,253)	(4,010)	(8,013)	(3,756)
Increase (decrease) in net assets
from contract transactions	11,129	(16,091)	(7,703)	(80,248)
Net increase (decrease) in net assets	16,620	216	17,926	(69,551)

Net assets:
Beginning of the period	38,552	38,336	23,699	93,250
End of the period	$ 55,172	$ 38,552	$ 41,625	$ 23,699

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Short Small-Cap		ProFund VP Money Market
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (270)	$ (177)	$ (1,003)	$ (595)
Net realized capital gains (losses)
on investments	(9,723)	(5,046)	-	-
Net change in unrealized appreciation/
depreciation of investments	(2,856)	(11,235)	-	-
Increase (decrease) in net assets
from operations	(12,849)	(16,458)	(1,003)	(595)

Contract transactions
Net contract purchase payments	49,241	-	36,049	-
Transfer payments from (to) other
subaccounts or general account	(22,112)	16,749	(30,703)	(56,614)
Contract terminations, withdrawals,
and other deductions	(1,136)	(594)	(2,415)	(27,580)
Contract maintenance charges	(3,837)	(5,378)	(10,165)	(9,528)
Increase (decrease) in net assets
from contract transactions	22,156	10,777	(7,234)	(93,722)
Net increase (decrease) in net assets	9,307	(5,681)	(8,237)	(94,317)

Net assets:
Beginning of the period	30,484	36,165	29,546	123,863
End of the period	$ 39,791	$ 30,484	$ 21,309	$ 29,546

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Access VP High Yield		ProFund VP Europe 30
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 329	$ 214	$ 1	$ 10
Net realized capital gains (losses)
on investments	182	(744)	(5)	(132)
Net change in unrealized appreciation/
depreciation of investments	(185)	401	68	(4)
Increase (decrease) in net assets
from operations	326	(129)	64	(126)

Contract transactions
Net contract purchase payments	578	12,809	749	122
Transfer payments from (to) other
subaccounts or general account	3,230	(9,265)	71	677
Contract terminations, withdrawals,
and other deductions	(2,426)	(26)	-	-
Contract maintenance charges	(590)	(655)	(92)	(23)
Increase (decrease) in net assets
from contract transactions	792	2,863	728	776
Net increase (decrease) in net assets	1,118	2,734	792	650

Net assets:
Beginning of the period	2,734	-	650	-
End of the period	$ 3,852	$ 2,734	$ 1,442	$ 650

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Oil & Gas		ProFund VP UltraSmall-Cap
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (250)	$ (241)	$ (48)	$ (13)
Net realized capital gains (losses)
on investments	665	2,794	3,297	(3,737)
Net change in unrealized appreciation/
depreciation of investments	11,242	1,508	346	1,330
Increase (decrease) in net assets
from operations	11,657	4,061	3,595	(2,420)

Contract transactions
Net contract purchase payments	57,442	32,109	-	-
Transfer payments from (to) other
subaccounts or general account	11,114	(436)	49,187	(15,982)
Contract terminations, withdrawals,
and other deductions	(1,527)	3	(50,410)	-
Contract maintenance charges	(5,220)	(4,112)	(401)	(118)
Increase (decrease) in net assets
from contract transactions	61,809	27,564	(1,624)	(16,100)
Net increase (decrease) in net assets	73,466	31,625	1,971	(18,520)

Net assets:
Beginning of the period	37,320	5,695	-	18,520
End of the period	$ 110,786	$ 37,320	$ 1,971	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Utilities		ProFund VP Consumer Services
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 192	$ 146	$ (47)	$ -
Net realized capital gains (losses)
on investments	2,088	(168)	3	-
Net change in unrealized appreciation/
depreciation of investments	(283)	631	1,138	(42)
Increase (decrease) in net assets
from operations	1,997	609	1,094	(42)

Contract transactions
Net contract purchase payments	5,908	3,437	2,869	3,795
Transfer payments from (to) other
subaccounts or general account	(2,629)	286	(2)	(2)
Contract terminations, withdrawals,
and other deductions	(1,100)	-	-	-
Contract maintenance charges	(1,712)	(801)	(112)	(12)
Increase (decrease) in net assets
from contract transactions	467	2,922	2,755	3,781
Net increase (decrease) in net assets	2,464	3,531	3,849	3,739

Net assets:
Beginning of the period	5,404	1,873	3,739	-
End of the period	$ 7,868	$ 5,404	$ 7,588	$ 3,739

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Pharmaceuticals		ProFund VP Small-Cap Value
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 137	$ 50	$ (917)	$ (551)
Net realized capital gains (losses)
on investments	61	(171)	34,476	5,090
Net change in unrealized appreciation/
depreciation of investments	(308)	593	(4,729)	8,813
Increase (decrease) in net assets
from operations	(110)	472	28,830	13,352

Contract transactions
Net contract purchase payments	1,925	12,972	-	39,057
Transfer payments from (to) other
subaccounts or general account	214	(8,735)	19,070	72,900
Contract terminations, withdrawals,
and other deductions	(1,309)	(54)	(110,682)	(965)
Contract maintenance charges	(591)	(782)	(6,655)	(3,738)
Increase (decrease) in net assets
from contract transactions	239	3,401	(98,267)	107,254
Net increase (decrease) in net assets	129	3,873	(69,437)	120,606

Net assets:
Beginning of the period	3,873	-	120,606	-
End of the period	$ 4,002	$ 3,873	$ 51,169	$ 120,606

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Falling US Dollar		ProFund VP Emerging Markets
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (47)	$ 677	$ (1,851)	$ (836)
Net realized capital gains (losses)
on investments	(166)	63	31,644	14,886
Net change in unrealized appreciation/
depreciation of investments	(4)	(202)	(1,522)	30,857
Increase (decrease) in net assets
from operations	(217)	538	28,271	44,907

Contract transactions
Net contract purchase payments	2,111	-	454,527	164,506
Transfer payments from (to) other
subaccounts or general account	(3,062)	2,890	(111,621)	43,995
Contract terminations, withdrawals,
and other deductions	-	-	(620)	(1,614)
Contract maintenance charges	(721)	(1,459)	(12,134)	(8,774)
Increase (decrease) in net assets
from contract transactions	(1,672)	1,431	330,152	198,113
Net increase (decrease) in net assets	(1,889)	1,969	358,423	243,020

Net assets:
Beginning of the period	8,291	6,322	252,291	9,271
End of the period	$ 6,402	$ 8,291	$ 610,714	$ 252,291

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP International		ProFund VP Asia 30
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (93)	$ (49)	$ (542)	$ (68)
Net realized capital gains (losses)
on investments	(604)	314	12,174	11,248
Net change in unrealized appreciation/
depreciation of investments	167	1,149	4,308	5,694
Increase (decrease) in net assets
from operations	(530)	1,414	15,940	16,874

Contract transactions
Net contract purchase payments	-	988	-	117,003
Transfer payments from (to) other
subaccounts or general account	8,883	10,508	(104,411)	52,108
Contract terminations, withdrawals,
and other deductions	(626)	(141)	(8,000)	(285)
Contract maintenance charges	(1,583)	(1,064)	(3,126)	(4,458)
Increase (decrease) in net assets
from contract transactions	6,674	10,291	(115,537)	164,368
Net increase (decrease) in net assets	6,144	11,705	(99,597)	181,242

Net assets:
Beginning of the period	13,036	1,331	181,242	-
End of the period	$ 19,180	$ 13,036	$ 81,645	$ 181,242

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Japan		ProFund VP Short NASDAQ-100
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (20)	$ (3)	$ (76)	$ (32)
Net realized capital gains (losses)
on investments	-	234	(2,631)	(1,368)
Net change in unrealized appreciation/
depreciation of investments	232	(96)	(1,237)	(1,420)
Increase (decrease) in net assets
from operations	212	135	(3,944)	(2,820)

Contract transactions
Net contract purchase payments	4,991	17	24,965	7,541
Transfer payments from (to) other
subaccounts or general account	(1)	(805)	(5,152)	(4,422)
Contract terminations, withdrawals,
and other deductions	-	-	-	(99)
Contract maintenance charges	(101)	2	(590)	(473)
Increase (decrease) in net assets
from contract transactions	4,889	(786)	19,223	2,547
Net increase (decrease) in net assets	5,101	(651)	15,279	(273)

Net assets:
Beginning of the period	-	651	3,680	3,953
End of the period	$ 5,101	$ -	$ 18,959	$ 3,680

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP U.S. Government Plus		ProFund VP Basic Materials
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (214)	$ (372)	$ (365)	$ (29)
Net realized capital gains (losses)
on investments	(2,071)	(19,960)	2,789	4,764
Net change in unrealized appreciation/
depreciation of investments	(1,828)	(11,777)	23,755	4,526
Increase (decrease) in net assets
from operations	(4,113)	(32,109)	26,179	9,261

Contract transactions
Net contract purchase payments	53,545	-	37,950	22,323
Transfer payments from (to) other
subaccounts or general account	(3,974)	(5,666)	38,792	31,202
Contract terminations, withdrawals,
and other deductions	(79)	(907)	(2,838)	(91)
Contract maintenance charges	(3,022)	(2,715)	(6,076)	(2,842)
Increase (decrease) in net assets
from contract transactions	46,470	(9,288)	67,828	50,592
Net increase (decrease) in net assets	42,357	(41,397)	94,007	59,853

Net assets:
Beginning of the period	7,340	48,737	64,162	4,309
End of the period	$ 49,697	$ 7,340	$ 158,169	$ 64,162

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Financials		ProFund VP Precious Metals
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (202)	$ 210	$ (772)	$ (12)
Net realized capital gains (losses)
on investments	374	(7,571)	11,208	15,490
Net change in unrealized appreciation/
depreciation of investments	2,891	5,648	22,963	(1,152)
Increase (decrease) in net assets
from operations	3,063	(1,713)	33,399	14,326

Contract transactions
Net contract purchase payments	12,799	11,225	-	50,055
Transfer payments from (to) other
subaccounts or general account	2	261	37,258	6,346
Contract terminations, withdrawals,
and other deductions	-	-	(32,771)	(206)
Contract maintenance charges	(2,647)	(2,313)	(5,612)	(3,884)
Increase (decrease) in net assets
from contract transactions	10,154	9,173	(1,125)	52,311
Net increase (decrease) in net assets	13,217	7,460	32,274	66,637

Net assets:
Beginning of the period	26,195	18,735	97,088	30,451
End of the period	$ 39,412	$ 26,195	$ 129,362	$ 97,088

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Telecommunications		ProFund VP Mid-Cap
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 206	$ 581	$ (2,769)	$ (1,208)
Net realized capital gains (losses)
on investments	48	(5)	52,664	4,724
Net change in unrealized appreciation/
depreciation of investments	1,265	204	(5,088)	38,686
Increase (decrease) in net assets
from operations	1,519	780	44,807	42,202

Contract transactions
Net contract purchase payments	1,884	4,685	-	258,576
Transfer payments from (to) other
subaccounts or general account	5	4,067	(19,414)	36,591
Contract terminations, withdrawals,
and other deductions	-	-	(244,983)	(1,328)
Contract maintenance charges	(885)	(505)	(15,698)	(7,536)
Increase (decrease) in net assets
from contract transactions	1,004	8,247	(280,095)	286,303
Net increase (decrease) in net assets	2,523	9,027	(235,288)	328,505

Net assets:
Beginning of the period	9,300	273	417,801	89,296
End of the period	$ 11,823	$ 9,300	$ 182,513	$ 417,801

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Short Emerging Markets		ProFund VP Short International
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (68)	$ (27)	$ (105)	$ (32)
Net realized capital gains (losses)
on investments	799	(2,916)	1,717	(2,180)
Net change in unrealized appreciation/
depreciation of investments	64	(169)	(680)	137
Increase (decrease) in net assets
from operations	795	(3,112)	932	(2,075)

Contract transactions
Net contract purchase payments	13,039	11,568	47,119	9,466
Transfer payments from (to) other
subaccounts or general account	(13,401)	(7,023)	(33,429)	(7,419)
Contract terminations, withdrawals,
and other deductions	(1)	(85)	-	(1,258)
Contract maintenance charges	(540)	(434)	(947)	(403)
Increase (decrease) in net assets
from contract transactions	(903)	4,026	12,743	386
Net increase (decrease) in net assets	(108)	914	13,675	(1,689)

Net assets:
Beginning of the period	1,191	277	212	1,901
End of the period	$ 1,083	$ 1,191	$ 13,887	$ 212

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Franklin Templeton VIP Founding Funds Allocation		AllianceBernstein Balanced Wealth Strategy
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	-	6	-	9
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	-	6	-	9

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	(6)	-	(9)
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	-	-
Increase (decrease) in net assets
from contract transactions	-	(6)	-	(9)
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

The TFLIC Series Life Account (the Separate Account) is a segregated investment account of Transamerica  Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.  The Separate Account consists of multiple investment subaccounts.  Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund.

Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.  Activity in these specified investment subaccounts is available to contact owners of TFLIC Financial Freedom Builder, TFLIC Freedom Elite builder, TFLIC Freedom Elite Builder II, and TFLIC Freedom Wealth Protector.
Subaccount Investment by Mutual Fund:
Transamerica Series Trust - Initial Class
Transamerica JPMorgan Core Bond VP
Transamerica Asset Allocation - Conservative Portfolio VP
Transamerica Asset Allocation - Growth Portfolio VP
Transamerica Asset Allocation - Moderate Growth Portfolio VP
Transamerica Asset Allocation - Moderate Portfolio VP
Transamerica MFS International Equity VP
Transamerica Clarion Global Real Estate Securities VP
Transamerica Federated Market Opportunity VP
Transamerica International Moderate Growth Fund VP
Transamerica JPMorgan Mid Cap Value VP
Transamerica JPMorgan Enhanced Index VP
Transamerica BlackRock Large Cap Value VP
Transamerica Aegon High Yield Bond VP
Transamerica PIMCO Total Return VP
Transamerica Focus VP
Transamerica T. Rowe Price Small Cap VP
Transamerica Diversified Equity VP
Transamerica Third Avenue Value VP
Transamerica Balanced VP
Transamerica AllianceBernstein Dynamic Allocation VP
Transamerica WMC Diversified Growth VP
Transamerica Growth Opportunities VP
Transamerica Money Market VP
Transamerica Small/Mid-Cap Value VP
Transamerica U.S. Government Securities VP

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

1.Organization and Summary of Significant Accounting Policies (continued)
Subaccount Investment by Mutual Fund (continued):

Transamerica Series Trust - Initial Class
Transamerica Morgan Stanley Mid-Cap Growth VP
Transamerica Index 50 VP
Transamerica Index 75 VP
Transamerica Efficient Markets VP
Transamerica Hanlon Balanced VP
Transamerica Hanlon Growth & Income VP
Transamerica Hanlon Growth VP
Transamerica Hanlon Managed Income VP
Transamerica Multi Managed Large Cap Core VP
Transamerica Foxhall Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Conservative VP
Transamerica Foxhall Global Growth VP
Transamerica Foxhall Global Hard Asset VP
Transamerica Jennison Growth VP
Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Index 500 Portfolio
ProFunds
ProFund VP Bull
ProFund VP NASDAQ-100
ProFund VP Small-Cap
ProFund VP Short Small-Cap
ProFund VP Money Market
Access VP High Yield
ProFund VP Europe 30
ProFund VP Oil & Gas
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Consumer Services
ProFund VP Pharmaceuticals
ProFund VP Small-Cap Value
ProFund VP Falling US Dollar
ProFund VP Emerging Markets
ProFund VP International
ProFund VP Asia 30
ProFund VP Japan

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

1.Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):
ProFunds
ProFund VP Short NASDAQ-100
ProFund VP U.S. Government Plus
ProFund VP Basic Materials
ProFund VP Financials
ProFund VP Precious Metals
ProFund VP Telecommunications
ProFund VP Mid-Cap
ProFund VP Short Emerging Markets
ProFund VP Short International
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Fund
AllianceBernstein Variable Products Series Fund
AllianceBernstein Balanced Wealth Strategy Portfolio
Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Transamerica International Moderate Growth Fund VP	May 1, 2006
ProFund VP Bull	June 12, 2006
ProFund VP NASDAQ-100	June 12, 2006
ProFund VP Small-Cap	June 12, 2006
ProFund VP Short Small-Cap	June 12, 2006
ProFund VP Money Market	June 12, 2006
Access VP High Yield	February 28, 2008
ProFund VP Europe 30	February 28, 2008
ProFund VP Oil & Gas	February 28, 2008
ProFund VP Ultra Small-Cap	February 28, 2008
ProFund VP Utilities	February 28, 2008
ProFund VP Consumer Services	February 28, 2008
ProFund VP Pharmaceuticals	February 28, 2008
ProFund VP Small-Cap Value	February 28, 2008
ProFund VP Falling US Dollar	February 28, 2008
ProFund VP Emerging Markets	February 28, 2008
ProFund VP International	February 28, 2008
ProFund VP Asia 30	February 28, 2008
ProFund VP Japan	February 28, 2008
ProFund VP Short NASDAQ-100	February 28, 2008
ProFund VP U.S. Government Plus	February 28, 2008
ProFund VP Basic Materials	February 28, 2008

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

1.Organization and Summary of Significant Accounting Policies (continued)
Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
ProFund VP Financials	February 28, 2008
ProFund VP Precious Metals	February 28, 2008
ProFund VP Telecommunications	February 28, 2008
ProFund VP Mid-Cap	February 28, 2008
ProFund VP Short Emerging Markets	February 28, 2008
ProFund VP Short International	February 28, 2008
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Efficient Markets VP	May 1, 2009
Transamerica Hanlon Balanced VP	May 1, 2009
Transamerica Hanlon Growth & Income VP	May 1, 2009
Transamerica Hanlon Growth VP	May 1, 2009
Transamerica Hanlon Managed Income VP	May 1, 2009
Transamerica Multi Managed Large Cap Core VP	May 1, 2009
Franklin Templeton VIP Founding Funds Allocation Fund	May 1, 2009
AllianceBernstein Balanced Wealth Strategy Portfolio	May 1, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP	July 1, 2009
Transamerica Foxhall Global Conservative VP	July 1, 2009
Transamerica Foxhall Global Growth VP	July 1, 2009
Transamerica Foxhall Global Hard Asset VP	July 1, 2009
Transamerica Jennison Growth VP	April 29, 2010

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2010:
Portfolio	Formerly
Transamerica WMC Diversified Growth VP	Transamerica Equity VP
Transamerica Diversified Equity VP	Transamerica Templeton Global VP
Transamerica Multi Managed Large Cap Core VP	Transamerica Van Kampen Large Cap Core VP
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Van Kampen Mid Cap Growth VP
Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica Convertible Securities VP

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2010:
Portfolio	Formerly
Transamerica BlackRock Large Cap Value VP	Transamerica T. Rowe Price Equity Income VP
Transamerica Jennison Growth VP	Transamerica Marsico Growth VP
Transamerica Balanced VP	Transamerica Value Balanced VP
Transamerica Diversified Equity VP	Transamerica Science and Technology VP
Transamerica Diversified Equity VP	Transamerica Munder Net50 VP

1.Organization and Summary of Significant Accounting Policies (continued)
Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2010.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual

Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Separate Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Separate Account’s financial statement disclosures, but did not impact the results of operations or financial position.

As of December 31, 2009 the Separate Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. See Note 9 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable life separate accounts registered as unit investment trusts.  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities.  Actual results could differ from those estimates.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

2. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:
	Purchases	Sales
Transamerica Series Trust - Initial Class
Transamerica JPMorgan Core Bond VP	$ 110,772	$ 84,266
Transamerica Asset Allocation - Conservative Portfolio VP	97,961	91,973
Transamerica Asset Allocation - Growth Portfolio VP	1,682,729	1,086,226
Transamerica Asset Allocation - Moderate Growth Portfolio VP	1,716,838	922,063
Transamerica Asset Allocation - Moderate Portfolio VP	454,153	392,047
Transamerica MFS International Equity VP	171,937	146,556
Transamerica Clarion Global Real Estate Securities VP	175,317	138,234
Transamerica Federated Market Opportunity VP	101,636	87,909
Transamerica International Moderate Growth Fund VP	202,857	155,076
Transamerica JPMorgan Mid Cap Value VP	4,898	37,950
Transamerica JPMorgan Enhanced Index VP	8,054	1,088
Transamerica BlackRock Large Cap Value VP	427,745	105,275
Transamerica Aegon High Yield Bond VP	55,360	35,484
Transamerica PIMCO Total Return VP	92,854	101,483
Transamerica Focus VP	200,824	171,654
Transamerica T. Rowe Price Small Cap VP	485,467	222,107
Transamerica Diversified Equity VP	770,437	363,256
Transamerica Third Avenue Value VP	224,690	484,393
Transamerica Balanced VP	717,040	72,224
Transamerica AllianceBernstein Dynamic Allocation VP	11,406	4,211
Transamerica WMC Diversified Growth VP	504,938	861,035
Transamerica Growth Opportunities VP	555,635	331,699
Transamerica Money Market VP	1,219,915	1,174,298
Transamerica Small/Mid-Cap Value VP	596,464	359,055
Transamerica U.S. Government Securities VP	86,781	66,087
Transamerica Morgan Stanley Mid-Cap Growth VP	636,076	512,405
Transamerica Index 50 VP	2,449	59
Transamerica Index 75 VP	18,925	3,122
Transamerica Efficient Markets VP	7,629	155
Transamerica Hanlon Balanced VP	83,906	11,300
Transamerica Hanlon Growth & Income VP	91,888	11,666
Transamerica Hanlon Growth VP	264,698	242,670
Transamerica Hanlon Managed Income VP	441,589	352,720
Transamerica Multi Managed Large Cap Core VP	82,263	1,746

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

2. Investments (continued)
	Purchases	Sales
Transamerica Foxhall Emerging Markets/Pacific Rim VP	$ 250,882	$ 131,187
Transamerica Foxhall Global Conservative VP	21,657	6,782
Transamerica Foxhall Global Growth VP	248,404	152,964
Transamerica Foxhall Global Hard Asset VP	126,592	68,829
Transamerica Jennison Growth VP	141,715	9,821
Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity VIP Contrafund® Portfolio	29,366	26,435
Fidelity VIP Equity-Income Portfolio	20,016	24,451
Fidelity VIP Growth Opportunities Portfolio	29,202	37,568
Fidelity VIP Index 500 Portfolio	44,313	19,025
ProFunds
ProFund VP Bull	5,975	4,918
ProFund VP NASDAQ-100	70,335	59,785
ProFund VP Small-Cap	301,462	310,157
ProFund VP Short Small-Cap	99,509	77,630
ProFund VP Money Market	538,029	546,267
Access VP High Yield	4,041	2,918
ProFund VP Europe 30	802	75
ProFund VP Oil & Gas	72,330	10,769
ProFund VP UltraSmall-Cap	95,398	97,059
ProFund VP Utilities	59,241	58,582
ProFund VP Consumer Services	2,764	54
ProFund VP Pharmaceuticals	1,889	1,512
ProFund VP Small-Cap Value	209,243	308,424
ProFund VP Falling US Dollar	2,434	4,151
ProFund VP Emerging Markets	685,795	355,337
ProFund VP International	22,711	15,487
ProFund VP Asia 30	28,760	144,835
ProFund VP Japan	4,990	121
ProFund VP Short NASDAQ-100	42,170	23,023
ProFund VP U.S. Government Plus	153,784	107,534
ProFund VP Basic Materials	139,904	72,437
ProFund VP Financials	11,797	1,844
ProFund VP Precious Metals	241,406	243,306
ProFund VP Telecommunications	2,212	1,001
ProFund VP Mid-Cap	257,952	505,629
ProFund VP Short Emerging Markets	93,548	94,520
ProFund VP Short International	123,052	110,414

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

2. Investments (continued)
	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Fund	$ -	$ -
AllianceBernstein Variable Products Series Fund
AllianceBernstein Balanced Wealth Strategy Portfolio	-	-

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	26,452	44,489	876,822	899,025	248,367	104,291
Units purchased	12,860	17,261	380,164	298,387	86,110	31,722
Units redeemed and
transferred to/from	(11,425)	(22,000)	(217,643)	(209,482)	(59,446)	(23,789)
Units outstanding at
December 31, 2009	27,887	39,750	1,039,343	987,930	275,031	112,224
Units purchased	6,151	8,633	243,698	220,763	54,886	22,681
Units redeemed and
transferred to/from	(5,888)	(9,327)	(199,983)	(174,769)	(56,402)	(20,758)
Units outstanding at
December 31, 2010	28,150	39,056	1,083,058	1,033,924	273,515	114,147

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding (continued)

A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP	Transamerica International Moderate Growth VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	31,488	54,228	76,339	19,012	4,645	29,220
Units purchased	13,083	14,832	42,545	3	1,635	28,112
Units redeemed and
transferred to/from	(11,929)	(17,140)	(25,559)	(1,094)	(617)	(24,803)
Units outstanding at
December 31, 2009	32,642	51,920	93,325	17,921	5,663	32,529
Units purchased	8,241	7,045	28,041	-	906	33,274
Units redeemed and
transferred to/from	(8,855)	(7,756)	(25,164)	(2,236)	(317)	(10,772)
Units outstanding at
December 31, 2010	32,028	51,209	96,202	15,685	6,252	55,031

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Aegon High Yield Bond VP	Transamerica PIMCO Total Return VP	Transamerica Focus VP	Transamerica T. Rowe Price Small Cap VP	Transamerica Diversified Equity VP	Transamerica Third Avenue Value VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	1,871	10,652	71,722	52,086	223,513	77,525
Units purchased	5,833	15,786	15,386	56,120	45,045	37,399
Units redeemed and
transferred to/from	(1,973)	(13,698)	(15,302)	(58,208)	(39,013)	(35,135)
Units outstanding at
December 31, 2009	5,731	12,740	71,806	49,998	229,545	79,789
Units purchased	3,184	6,715	19,227	40,284	96,761	13,961
Units redeemed and
transferred to/from	(2,638)	(7,931)	(17,307)	(20,752)	(56,653)	(25,972)
Units outstanding at
December 31, 2010	6,277	11,524	73,726	69,530	269,653	67,778

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/MidCap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	4,249	2,376	652,387	143,621	139,147	37,011
Units purchased	1,615	683	145,728	48,630	66,108	32,409
Units redeemed and
transferred to/from	(1,270)	(470)	(147,823)	(46,613)	(127,299)	(21,106)
Units outstanding at
December 31, 2009	4,594	2,589	650,292	145,638	77,956	48,314
Units purchased	54,513	715	96,850	49,390	108,492	41,919
Units redeemed and
transferred to/from	(7,688)	(334)	(122,225)	(34,146)	(103,751)	(25,209)
Units outstanding at
December 31, 2010	51,419	2,970	624,917	160,882	82,697	65,024

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica U.S. Government Securities VP	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount (1)
Units outstanding at
January 1, 2009	18,709	345,140	-	-	-	-
Units purchased	11,095	94,983	-	-	3	8,855
Units redeemed and
transferred to/from	(26,977)	(88,319)	-	-	(3)	(628)
Units outstanding at
December 31, 2009	2,827	351,804	-	-	-	8,227
Units purchased	7,208	78,816	241	1,998	599	8,940
Units redeemed and
transferred to/from	(5,863)	(68,178)	(15)	(346)	(11)	(2,196)
Units outstanding at
December 31, 2010	4,172	362,442	226	1,652	588	14,971

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP	Transamerica Hanlon Managed Income VP	Transamerica Multi Managed Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP
	Subaccount (1)	Subaccount (1)	Subaccount (1)	Subaccount (1)	Subaccount (1)	Subaccount (1)
Units outstanding at
January 1, 2009	-	-	-	-	-	-
Units purchased	13,034	74,031	71,795	4,900	38,767	3,691
Units redeemed and
transferred to/from	(6,928)	(44,318)	(29,940)	(2,553)	(15,052)	(1,244)
Units outstanding at
December 31, 2009	6,106	29,713	41,855	2,347	23,715	2,447
Units purchased	8,959	25,993	44,469	5,731	25,880	2,400
Units redeemed and
transferred to/from	(1,607)	(24,889)	(36,021)	(215)	(14,447)	(813)
Units outstanding at
December 31, 2010	13,458	30,817	50,303	7,863	35,148	4,034

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Transamerica Jennison Growth VP	Fidelity VIP Contrafund®	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities
	Subaccount (1)	Subaccount (1)	Subaccount (1)	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	-	-	-	32,649	24,179	18,219
Units purchased	55,540	16,734	-	5,590	5,174	14,146
Units redeemed and
transferred to/from	(24,647)	(8,658)	-	(4,021)	(3,992)	(11,864)
Units outstanding at
December 31, 2009	30,893	8,076	-	34,218	25,361	20,501
Units purchased	25,414	13,676	14,445	3,765	2,706	7,055
Units redeemed and
transferred to/from	(16,698)	(8,108)	(1,336)	(3,571)	(3,277)	(8,352)
Units outstanding at
December 31, 2010	39,609	13,644	13,109	34,412	24,790	19,204

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Fidelity VIP Index 500	ProFund VP Bull	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	7,082	1,348	5,045	13,360	3,222	11,823
Units purchased	5,729	2,686	54,860	27,862	25,150	36,203
Units redeemed and
transferred to/from	(1,304)	(2,155)	(56,537)	(38,503)	(24,320)	(45,189)
Units outstanding at
December 31, 2009	11,507	1,879	3,368	2,719	4,052	2,837
Units purchased	4,389	807	6,431	35,260	19,000	55,352
Units redeemed and
transferred to/from	(2,347)	(665)	(5,690)	(34,122)	(15,548)	(56,123)
Units outstanding at
December 31, 2010	13,549	2,021	4,109	3,857	7,504	2,066

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Consumer Services
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	-	-	896	4,607	250	-
Units purchased	2,143	878	13,688	62,424	658	410
Units redeemed and
transferred to/from	(1,905)	(795)	(9,453)	(67,031)	(251)	(1)
Units outstanding at
December 31, 2009	238	83	5,131	-	657	409
Units purchased	383	79	9,900	17,077	7,757	292
Units redeemed and
transferred to/from	(331)	(11)	(2,086)	(16,837)	(7,504)	(12)
Units outstanding at
December 31, 2010	290	151	12,945	240	910	689

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value	ProFund VP Falling US Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	-	-	696	1,844	222	-
Units purchased	3,664	44,589	2,906	54,504	3,214	33,761
Units redeemed and
transferred to/from	(3,276)	(30,594)	(2,712)	(25,173)	(1,681)	(12,263)
Units outstanding at
December 31, 2009	388	13,995	890	31,175	1,755	21,498
Units purchased	198	25,221	300	84,962	3,956	3,459
Units redeemed and
transferred to/from	(203)	(34,313)	(479)	(46,793)	(3,373)	(16,603)
Units outstanding at
December 31, 2010	383	4,903	711	69,344	2,338	8,354

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials	ProFund VP Financials	ProFund VP Precious Metals
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	100	312	3,248	919	3,525	5,132
Units purchased	961	9,875	19,190	31,683	26,152	109,818
Units redeemed and
transferred to/from	(1,061)	(9,694)	(21,705)	(24,105)	(25,348)	(102,763)
Units outstanding at
December 31, 2009	-	493	733	8,497	4,329	12,187
Units purchased	792	6,262	14,207	19,216	2,022	29,072
Units redeemed and
transferred to/from	(17)	(3,511)	(10,395)	(11,449)	(426)	(29,058)
Units outstanding at
December 31, 2010	775	3,244	4,545	16,264	5,925	12,201

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP Telecommunications	ProFund VP Mid-Cap	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	AllianceBernstein Balanced Wealth Strategy
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount (1)
Units outstanding at
January 1, 2009	35	13,825	21	149	-	-
Units purchased	1,171	82,661	9,909	8,279	3	3
Units redeemed and
transferred to/from	(74)	(47,374)	(9,752)	(8,404)	(3)	(3)
Units outstanding at
December 31, 2009	1,132	49,112	178	24	-	-
Units purchased	233	27,662	14,331	14,130	-	-
Units redeemed and
transferred to/from	(117)	(59,345)	(14,309)	(12,288)	-	-
Units outstanding at
December 31, 2010	1,248	17,429	200	1,866	-	-

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance.  These charges are discussed in more detail in the individual's policy.  Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Sub account	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica JPMorgan Core Bond VP
12/31/2010	28,150	$13.64	to	$12.12	$516,307	5.94%	0.75%	to	1.50%	7.44%	to	6.64%
12/31/2009	27,887	12.69	to	11.37	480,815	4.52	0.75	to	1.50	8.77	to	7.96
12/31/2008	26,452	11.67	to	10.53	420,947	4.44	0.75	to	1.50	4.80	to	5.29
12/31/2007	24,032	11.14	to	15.26	366,738	5.25	0.75	to	0.90	6.14	to	5.98
12/31/2006	25,771	10.49	to	14.40	371,118	5.11	0.75	to	0.90	3.14	to	2.99
Transamerica Asset Allocation - Conservative VP
12/31/2010	39,056	13.33	to	13.65	583,045	3.21	0.75	to	1.50	8.12	to	7.32
12/31/2009	39,750	12.33	to	12.72	549,683	4.51	0.75	to	1.50	24.29	to	23.37
12/31/2008	44,489	9.92	to	10.31	495,589	3.42	0.75	to	1.50	(21.77)	to	3.10
12/31/2007	30,234	12.68	to	14.27	431,147	2.61	0.75	to	0.90	5.59	to	5.43
12/31/2006	34,148	12.01	to	13.53	462,008	3.24	0.75	to	0.90	8.63	to	8.47
Transamerica Asset Allocation - Growth VP
12/31/2010	1,083,058	13.38	to	14.49	15,322,892	1.11	0.75	to	1.50	14.10	to	13.25
12/31/2009	1,039,343	11.73	to	12.80	12,909,664	2.85	0.75	to	1.50	28.85	to	27.90
12/31/2008	876,822	9.10	to	10.00	8,463,481	2.98	0.75	to	1.50	(40.09)	to	0.05
12/31/2007	852,295	15.19	to	16.22	13,751,330	2.35	0.75	to	0.90	6.95	to	6.79
12/31/2006	675,508	14.20	to	15.19	10,218,733	0.98	0.75	to	0.90	14.76	to	14.59
Transamerica Asset Allocation - Moderate Growth VP
12/31/2010	1,033,924	13.73	to	14.25	15,308,548	2.26	0.75	to	1.50	11.89	to	11.06
12/31/2009	987,930	12.27	to	12.83	13,103,944	3.43	0.75	to	1.50	27.20	to	26.26
12/31/2008	899,025	9.64	to	10.16	9,390,527	3.08	0.75	to	1.50	(33.27)	to	1.61
12/31/2007	825,427	14.45	to	15.77	12,951,038	2.42	0.75	to	0.90	7.00	to	6.84
12/31/2006	700,022	13.50	to	14.76	10,293,288	1.66	0.75	to	0.90	12.99	to	12.82
Transamerica Asset Allocation - Moderate VP
12/31/2010	273,515	13.73	to	13.91	4,116,517	3.02	0.75	to	1.50	9.55	to	8.75
12/31/2009	275,031	12.53	to	12.79	3,782,902	4.33	0.75	to	1.50	25.46	to	24.53
12/31/2008	248,367	9.99	to	10.27	2,730,915	3.43	0.75	to	1.50	(26.52)	to	2.69
12/31/2007	229,202	13.59	to	15.06	3,438,555	3.00	0.75	to	0.90	7.15	to	6.99
12/31/2006	193,386	12.68	to	14.08	2,714,523	2.67	0.75	to	0.90	10.65	to	10.49
Transamerica MFS International Equity VP
12/31/2010	114,147	9.37	to	15.01	1,344,108	1.40	0.75	to	1.50	9.67	to	8.86
12/31/2009	112,224	8.55	to	13.79	1,209,324	2.81	0.75	to	1.50	31.70	to	30.72
12/31/2008	104,291	8.19	to	10.55	854,642	5.33	0.75	to	1.50	(35.10)	to	5.46
12/31/2007	117,484	12.78	to	12.78	1,501,251	1.00	0.90	to	0.90	8.17	to	8.17
12/31/2006	87,146	11.81	to	11.81	1,029,445	1.42	0.90	to	0.90	21.97	to	21.97
Transamerica Clarion Global Real Estate Securities VP
12/31/2010	32,028	14.45	to	15.25	924,864	6.10	0.75	to	1.50	14.81	to	13.96
12/31/2009	32,642	12.59	to	13.38	818,354	-	0.75	to	1.50	32.42	to	31.45
12/31/2008	31,488	9.51	to	10.18	603,116	6.63	0.75	to	1.50	(42.81)	to	1.82
12/31/2007	43,659	16.62	to	34.54	1,470,074	7.41	0.75	to	0.90	(7.40)	to	(7.54)
12/31/2006	33,521	17.95	to	37.36	1,206,922	1.39	0.75	to	0.90	41.21	to	41.01

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (continued)

Sub account	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Invest ment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Federated Market Opportunity VP
12/31/2010	51,209	$10.57	to	$11.12	$958,975	3.77%	0.75%	to	1.50%	(0.85)%	to	(1.59)%
12/31/2009	51,920	10.66	to	11.30	982,925	3.21	0.75	to	1.50	3.42	to	2.65
12/31/2008	54,228	10.31	to	11.01	991,954	4.60	0.75	to	1.50	(5.24)	to	10.12
12/31/2007	55,005	10.88	to	19.45	1,064,809	3.76	0.75	to	0.90	(1.22)	to	(1.37)
12/31/2006	57,094	11.01	to	19.72	1,118,054	1.68	0.75	to	0.90	1.99	to	1.84
Transamerica International Moderate Growth VP
12/31/2010	96,202	10.02	to	14.57	964,592	2.75	0.75	to	1.50	9.68	to	8.87
12/31/2009	93,325	9.14	to	13.38	849,342	2.76	0.75	to	1.50	28.73	to	27.78
12/31/2008	76,339	7.10	to	10.47	540,139	2.31	0.75	to	1.50	(36.60)	to	4.73
12/31/2007	91,478	11.20	to	11.17	1,021,913	1.27	0.75	to	0.90	7.88	to	7.72
12/31/2006(1)	48,306	10.38	to	10.37	500,814	-	0.75	to	0.90	3.78	to	3.67
Transamerica JPMorgan Mid Cap Value VP
12/31/2010	15,685	14.46	to	18.56	291,197	1.83	0.75	to	0.90	22.07	to	21.89
12/31/2009	17,921	11.84	to	15.23	272,948	1.83	0.75	to	0.90	25.47	to	25.28
12/31/2008	19,012	9.44	to	12.16	231,131	1.44	0.75	to	0.90	(33.38)	to	(33.48)
12/31/2007	21,886	14.17	to	18.28	400,003	1.00	0.75	to	0.90	2.06	to	1.91
12/31/2006	23,810	13.88	to	17.93	427,002	0.81	0.75	to	0.90	16.37	to	16.20
Transamerica JPMorgan Enhanced Index VP
12/31/2010	6,252	12.14	to	14.05	78,811	1.35	0.75	to	1.50	14.32	to	13.47
12/31/2009	5,663	10.62	to	12.39	62,540	2.08	0.75	to	1.50	28.63	to	27.68
12/31/2008	4,645	8.26	to	9.70	39,934	5.91	0.75	to	1.50	(37.82)	to	(3.00)
12/31/2007	4,169	13.28	to	13.85	57,746	1.78	0.75	to	0.90	3.76	to	3.60
12/31/2006	840	12.80	to	13.37	11,220	0.53	0.75	to	0.90	14.45	to	14.29
Transamerica BlackRock Large Cap Value VP
12/31/2010	55,031	12.70	to	12.52	15,766	0.85	0.75	to	1.50	9.62	to	8.81
12/31/2009	32,529	11.58	to	11.50	440,787	1.43	0.75	to	1.50	13.14	to	12.31
12/31/2008	29,220	10.24	to	10.24	350,267	0.96	0.75	to	1.50	(34.38)	to	2.42
12/31/2007	26,750	15.60	to	18.38	489,277	1.01	0.75	to	0.90	3.85	to	3.70
12/31/2006	21,369	15.02	to	17.72	378,216	0.49	0.75	to	0.90	16.05	to	15.88
Transamerica Aegon High Yield Bond VP
12/31/2010	6,277	14.07	to	15.95	99,214	14.53	0.75	to	1.50	11.60	to	10.78
12/31/2009	5,731	12.61	to	14.40	81,663	10.90	0.75	to	1.50	46.14	to	45.06
12/31/2008	1,871	8.63	to	9.92	18,288	9.89	0.75	to	1.50	(25.76)	to	(0.76)
12/31/2007	1,611	11.62	to	13.28	21,248	8.58	0.75	to	0.90	1.09	to	0.94
12/31/2006	1,370	11.49	to	13.16	17,920	3.35	0.75	to	0.90	10.12	to	9.96
Transamerica PIMCO Total Return VP
12/31/2010	11,524	13.50	to	12.62	172,534	4.36	0.75	to	1.50	6.40	to	5.61
12/31/2009	12,740	12.68	to	11.95	177,274	6.13	0.75	to	1.50	15.17	to	14.32
12/31/2008	10,652	11.01	to	10.45	129,654	6.42	0.75	to	1.50	(3.52)	to	4.55
12/31/2007	4,716	11.41	to	12.85	60,477	2.51	0.75	to	0.90	8.13	to	7.97
12/31/2006	5,223	10.56	to	11.91	62,130	2.58	0.75	to	0.90	3.43	to	3.28

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Focus VP
12/31/2010	73,726	$13.57	to	$15.57	$1,269,291	0.86%	0.75%	to	1.50%	26.49%	to	25.55%
12/31/2009	71,806	10.73	to	12.40	979,853	2.62	0.75	to	1.50	26.96	to	26.02
12/31/2008	71,722	8.45	to	9.84	771,255	2.13	0.75	to	1.50	36.84)	to	(1.58)
12/31/2007	69,963	13.38	to	17.07	1,194,190	1.34	0.75	to	0.90	0.28	to	0.13
12/31/2006	70,943	13.34	to	17.05	1,208,417	1.01	0.75	to	0.90	17.67	to	17.50
Transamerica T. Rowe Price Small Cap VP
12/31/2010	69,530	16.21	to	18.16	1,128,179	-	0.75	to	1.50	33.42	to	32.44
12/31/2009	49,998	12.15	to	13.71	608,667	-	0.75	to	1.50	37.67	to	36.65
12/31/2008	52,086	8.82	to	10.03	461,216	1.71	0.75	to	1.50	36.73)	to	0.31
12/31/2007	33,344	13.94	to	14.02	467,370	-	0.75	to	0.90	8.79	to	8.63
12/31/2006	30,575	12.82	to	12.91	394,519	-	0.75	to	0.90	2.82	to	2.67
Transamerica Diversified Equity VP
12/31/2010	269,653	3.09	to	14.85	2,937,459	1.06	0.75	to	1.50	15.98	to	15.12
12/31/2009	229,545	1.29	to	12.90	2,156,243	1.52	0.75	to	1.50	27.37	to	26.42
12/31/2008	223,513	8.86	to	10.20	1,650,220	1.94	0.75	to	1.50	(44.09)	to	2.03
12/31/2007	230,612	15.85	to	13.22	3,050,384	1.54	0.75	to	0.90	14.38	to	14.21
12/31/2006	226,381	3.86	to	11.57	2,622,338	1.28	0.75	to	0.90	17.90	to	17.73
Transamerica Third Avenue Value VP
12/31/2010	67,778	13.81	to	14.69	1,879,060	2.97	0.75	to	1.50	14.58	to	13.73
12/31/2009	79,789	12.06	to	12.92	1,922,551	-	0.75	to	1.50	33.87	to	32.89
12/31/2008	77,525	9.01	to	9.72	1,400,148	5.11	0.75	to	1.50	41.59)	to	(2.77)
12/31/2007	68,092	15.42	to	31.98	2,129,134	4.03	0.75	to	0.90	0.44	to	0.29
12/31/2006	59,493	15.35	to	31.89	1,871,592	0.81	0.75	to	0.90	15.20	to	15.04
Transamerica Balanced VP
12/31/2010	51,419	14.67	to	15.12	809,942	0.67	0.75	to	1.50	23.20	to	22.29
12/31/2009	4,594	11.91	to	12.37	58,735	1.78	0.75	to	1.50	25.36	to	24.43
12/31/2008	4,249	9.50	to	9.94	43,338	1.91	0.75	to	1.50	32.91)	to	(0.61)
12/31/2007	4,324	14.16	to	15.28	65,998	1.08	0.75	to	0.90	12.76	to	12.59
12/31/2006	4,158	12.56	to	13.57	56,404	0.83	0.75	to	0.90	8.31	to	8.15
Transamerica AllianceBernstein Dynamic Allocation VP
12/31/2010	2,970	13.12	to	14.14	43,869	5.53	0.75	to	1.50	8.48	to	7.68
12/31/2009	2,589	12.09	to	13.14	35,635	3.87	0.75	to	1.50	30.32	to	29.36
12/31/2008	2,376	9.28	to	10.15	25,127	4.98	0.75	to	1.50	37.34)	to	1.54
12/31/2007	3,192	14.81	to	16.94	53,704	1.79	0.75	to	0.90	17.75	to	17.57
12/31/2006	941	12.58	to	14.41	13,519	0.49	0.75	to	0.90	10.07	to	9.91
Transamerica WMC Diversified Growth VP
12/31/2010	624,917	12.98	to	14.19	9,120,447	0.54	0.75	to	1.50	16.93	to	16.07
12/31/2009	650,292	11.10	to	12.22	8,131,239	0.98	0.75	to	1.50	28.23	to	27.29
12/31/2008	652,387	8.65	to	9.60	6,370,915	0.23	0.75	to	1.50	46.41)	to	(3.98)
12/31/2007	671,697	16.15	to	18.26	12,259,858	0.02	0.75	to	0.90	15.41	to	15.24
12/31/2006	671,889	13.99	to	15.85	10,640,866	-	0.75	to	0.90	7.90	to	7.75

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

4.Financial Highlights (continued)
Sub account	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Invest ment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Growth Opportunities VP
12/31/2010	160,882	$17.17	to	$17.86	2,988,182	0.04%	0.75%	to	1.50%	34.65%	to	33.66%
12/31/2009	145,638	12.75	to	13.36	2,013,713	0.38	0.75	to	1.50	35.84	to	34.84
12/31/2008	143,621	9.38	to	9.91	1,464,222	3.73	0.75	to	1.50	(41.35)	to	(0.90)
12/31/2007	144,517	16.00	to	17.41	2,515,980	0.05	0.75	to	0.90	22.16	to	21.98
12/31/2006	136,603	13.10	to	14.28	1,949,820	0.23	0.75	to	0.90	4.32	to	4.16
Transamerica Money Market VP
12/31/2010	82,697	11.11	to	9.72	1,004,474	0.00	0.75	to	1.50	(0.74)	to	(1.47)
12/31/2009	77,956	11.20	to	9.87	958,856	0.16	0.75	to	1.50	(0.62)	to	(1.35)
12/31/2008	139,147	11.26	to	10.00	1,713,384	2.11	0.75	to	1.50	1.63	to	0.00
12/31/2007	43,578	11.08	to	12.26	532,627	4.89	0.75	to	0.90	4.24	to	4.09
12/31/2006	42,639	10.63	to	11.78	502,272	4.72	0.75	to	0.90	3.95	to	3.80
Transamerica Small/MidCap Value VP
12/31/2010	65,024	19.79	to	18.42	1,298,555	0.92	0.75	to	1.50	29.44	to	28.49
12/31/2009	48,314	15.29	to	14.33	747,842	3.34	0.75	to	1.50	42.15	to	41.10
12/31/2008	37,011	10.76	to	10.16	403,712	1.94	0.75	to	1.50	(41.31)	to	1.58
12/31/2007	23,771	18.33	to	18.64	442,320	0.99	0.75	to	0.90	23.81	to	23.62
12/31/2006	13,064	14.80	to	15.07	196,804	0.89	0.75	to	0.90	17.17	to	17.00
Transamerica U.S. Government Securities VP
12/31/2010	4,172	12.57	to	11.16	56,433	4.24	0.75	to	1.50	3.63	to	2.86
12/31/2009	2,827	12.13	to	10.85	37,166	2.01	0.75	to	1.50	3.69	to	2.92
12/31/2008	18,709	11.70	to	10.54	225,462	1.43	0.75	to	1.50	6.86	to	5.41
12/31/2007	837	10.95	to	11.91	9,968	4.45	0.75	to	0.90	5.25	to	5.10
12/31/2006	1,346	10.40	to	11.34	15,254	1.50	0.75	to	0.90	2.50	to	2.35
Transamerica Morgan Stanley Mid-Cap Growth VP
12/31/2010	362,442	17.51	to	20.29	5,336,439	0.12	0.75	to	1.50	32.90	to	31.92
12/31/2009	351,804	13.17	to	15.38	3,899,954	0.00	0.75	to	1.50	59.36	to	58.19
12/31/2008	345,140	8.27	to	9.72	2,404,313	2.11	0.75	to	1.50	(46.69)	to	(2.76)
12/31/2007	349,592	15.50	to	13.05	4,572,370	0.00	0.75	to	0.90	21.62	to	21.43
12/31/2006	337,763	12.75	to	10.74	3,628,821	0.00	0.75	to	0.90	9.09	to	8.93
Transamerica Index 50 VP
12/31/2010	226	10.51	to	13.21	2,529	2.63	0.75	to	1.50	10.25	to	9.43
12/31/2009	0	9.54	to	12.07	0	0.00	0.75	to	1.50	15.75	to	14.90
12/31/2008 (1)	0	8.24	to	10.51	0	0.00	0.75	to	1.50	(17.61)	to	5.07
Transamerica Index 75 VP
12/31/2010	1,652	10.03	to	14.01	16,779	0.82	0.75	to	1.50	12.31	to	11.48
12/31/2009	0	8.93	to	12.57	0	0.00	0.75	to	1.50	22.76	to	21.85
12/31/2008 (1)	0	7.27	to	10.31	0	0.00	0.75	to	1.50	(27.27)	to	3.13
Transamerica Efficient Markets VP
12/31/2010	588	13.58	to	13.41	7,992	0.00	0.75	to	1.50	11.84	to	11.01
12/31/2009 (1)	0	12.14	to	12.08	0	0.00	0.75	to	1.50	21.42	to	20.82
Transamerica Hanlon Balanced VP
12/31/2010	14,971	10.89	to	10.76	162,788	0.37	0.75	to	1.50	(4.00)	to	(4.71)
12/31/2009 (1)	8,227	11.34	to	11.29	93,269	0.00	0.75	to	1.50	13.43	to	12.87

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Hanlon Growth & Income VP
12/31/2010	13,458	$11.08	to	$10.94	$148,713	0.64%	0.75%	to	1.50%	(2.58)%	to	(3.30)%
12/31/2009 (1)	6,106	11.37	to	11.32	69,381	0.00	0.75	to	1.50	13.73	to	13.17
Transamerica Hanlon Growth VP
12/31/2010	30,817	11.33	to	11.19	348,248	0.88	0.75	to	1.50	(1.18)	to	(1.91)
12/31/2009 (1)	29,713	11.46	to	11.41	340,349	0.00	0.75	to	1.50	14.63	to	14.06
Transamerica Hanlon Managed Income VP
12/31/2010	50,303	11.00	to	10.86	551,812	0.18	0.75	to	1.50	(0.36)	to	(1.09)
12/31/2009 (1)	41,855	11.03	to	10.98	461,550	0.00	0.75	to	1.50	10.35	to	9.80
Transamerica Multi Managed Large Cap Core VP
12/31/2010	7,863	15.62	to	15.43	122,605	0.57	0.75	to	1.50	18.28	to	17.41
12/31/2009 (1)	2,347	13.20	to	13.14	30,961	0.53	0.75	to	1.50	32.05	to	31.39
Transamerica Foxhall Emerging Markets/Pacific Rim VP
12/31/2010	35,148	11.22	to	11.10	393,563	0.34	0.75	to	1.50	2.79	to	2.03
12/31/2009 (1)	23,715	10.92	to	10.88	258,843	0.00	0.75	to	1.50	9.19	to	8.79
Transamerica Foxhall Global Conservative VP
12/31/2010	4,034	9.40	to	9.30	37,850	0.11	0.75	to	1.50	(6.49)	to	(7.18)
12/31/2009 (1)	2,447	10.05	to	10.01	24,587	0.00	0.75	to	1.50	0.52	to	0.15
Transamerica Foxhall Global Growth VP
12/31/2010	39,609	11.51	to	11.39	454,833	0.25	0.75	to	1.50	4.78	to	4.00
12/31/2009 (1)	30,893	10.99	to	10.95	339,276	0.00	0.75	to	1.50	9.89	to	9.48
Transamerica Foxhall Global Hard Asset VP
12/31/2010	13,644	10.57	to	10.45	143,894	0.17	0.75	to	1.50	2.62	to	1.87
12/31/2009 (1)	8,076	10.30	to	10.26	83,159	0.00	0.75	to	1.50	3.01	to	2.63
Transamerica Jennison Growth VP
12/31/2010 (1)	13,109	10.79	to	10.73	141,252	0.07	0.75	to	1.50	7.86	to	7.32
Fidelity VIP Contrafund®
12/31/2010	34,412	13.50	to	13.50	464,687	1.05	0.90	to	0.90	15.88	to	15.88
12/31/2009	34,218	11.65	to	11.65	398,724	1.23	0.90	to	0.90	34.26	to	34.26
12/31/2008	32,649	8.68	to	8.68	283,363	0.83	0.90	to	0.90	(43.20)	to	(43.20)
12/31/2007	30,977	15.28	to	15.28	473,371	0.77	0.90	to	0.90	16.25	to	16.25
12/31/2006	30,566	13.15	to	13.15	401,798	1.00	0.90	to	0.90	10.44	to	10.44
Fidelity VIP Equity-Income
12/31/2010	24,790	11.86	to	11.86	294,052	1.65	0.90	to	0.90	13.89	to	13.89
12/31/2009	25,361	10.41	to	10.41	264,131	2.17	0.90	to	0.90	28.73	to	28.73
12/31/2008	24,179	8.09	to	8.09	195,628	2.38	0.90	to	0.90	(43.32)	to	(43.32)
12/31/2007	23,486	14.28	to	14.28	335,274	1.63	0.90	to	0.90	0.36	to	0.36
12/31/2006	23,281	14.22	to	14.22	331,145	2.95	0.90	to	0.90	18.86	to	18.86
Fidelity VIP Growth Opportunities
12/31/2010	19,204	7.87	to	7.87	151,159	0.00	0.90	to	0.90	22.37	to	22.37
12/31/2009	20,501	6.43	to	6.43	131,867	0.24	0.90	to	0.90	44.16	to	44.16
12/31/2008	18,219	4.46	to	4.46	81,289	0.13	0.90	to	0.90	(55.54)	to	(55.54)
12/31/2007	16,963	10.04	to	10.04	170,231	0.00	0.90	to	0.90	21.80	to	21.80
12/31/2006	16,023	8.24	to	8.24	132,014	0.45	0.90	to	0.90	4.18	to	4.18

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity VIP Index 500
12/31/2010	13,549	$12.05	to	$13.71	163,832	1.97%	0.75%	to	1.50%	13.88%	to	13.03%
12/31/2009	11,507	10.58	to	12.13	121,683	2.76	0.75	to	1.50	25.36	to	24.43
12/31/2008	7,082	8.44	to	9.75	59,819	1.58	0.75	to	1.50	(37.63)	to	(2.52)
12/31/2007	8,360	13.53	to	13.56	113,384	1.97	0.75	to	0.90	4.39	to	4.24
12/31/2006	1,803	12.96	to	13.01	23,434	2.27	0.75	to	0.90	14.57	to	14.41
ProFund VP Bull
12/31/2010	2,021	10.05	to	13.26	20,315	0.13	0.75	to	1.50	11.74	to	10.91
12/31/2009	1,879	8.99	to	11.95	16,900	1.15	0.75	to	1.50	23.42	to	22.51
12/31/2008	1,348	7.29	to	9.76	9,786	0.00	0.75	to	1.50	(38.13)	to	(2.42)
12/31/2007	186	11.78	to	11.75	2,181	0.06	0.75	to	0.90	2.78	to	2.62
12/31/2006 (1)	5,201	11.46	to	11.45	59,609	0.00	0.75	to	0.90	14.61	to	14.52
ProFund VP NASDAQ-100
12/31/2010	4,109	13.50	to	16.14	55,172	0.00	0.75	to	1.50	17.36	to	16.50
12/31/2009	3,368	11.50	to	13.85	38,552	0.00	0.75	to	1.50	50.88	to	49.76
12/31/2008	5,045	7.62	to	9.25	38,336	0.00	0.75	to	1.50	(42.91)	to	(7.51)
12/31/2007	696	13.36	to	13.33	9,280	0.00	0.75	to	0.90	16.74	to	16.57
12/31/2006 (1)	0	11.44	to	11.43	0	0.00	0.75	to	0.90	14.41	to	14.31
ProFund VP Small-Cap
12/31/2010	3,857	10.85	to	15.29	41,625	0.00	0.75	to	1.50	23.86	to	22.95
12/31/2009	2,719	8.76	to	12.44	23,699	0.00	0.75	to	1.50	25.13	to	24.21
12/31/2008	13,360	7.00	to	10.01	93,250	0.22	0.75	to	1.50	(35.88)	to	0.14
12/31/2007	904	10.92	to	10.90	9,852	0.34	0.75	to	0.90	(2.95)	to	(3.09)
12/31/2006 (1)	1,599	11.25	to	11.25	17,985	0.00	0.75	to	0.90	12.54	to	12.45
ProFund VP Short Small-Cap
12/31/2010	7,504	5.33	to	4.13	39,791	0.00	0.75	to	1.50	(29.47)	to	(30.00)
12/31/2009	4,052	7.56	to	5.90	30,484	0.47	0.75	to	1.50	(32.88)	to	(33.37)
12/31/2008	3,222	11.27	to	8.85	36,165	2.43	0.75	to	1.50	23.15	to	(11.49)
12/31/2007	11,939	9.15	to	9.13	109,214	0.53	0.75	to	0.90	3.75	to	3.59
12/31/2006 (1)	10,992	8.82	to	8.81	96,839	0.15	0.75	to	0.90	(11.83)	to	(11.90)
ProFund VP Money Market
12/31/2010	2,066	10.35	to	9.69	21,309	0.03	0.75	to	1.50	(0.72)	to	(1.46)
12/31/2009	2,837	10.43	to	9.83	29,546	0.07	0.75	to	1.50	(0.71)	to	(1.45)
12/31/2008	11,823	10.50	to	9.98	123,863	0.35	0.75	to	1.50	0.09	to	(0.25)
12/31/2007	1,197	10.49	to	10.47	12,535	2.32	0.75	to	0.90	2.99	to	2.84
12/31/2006 (1)	0	10.19	to	10.18	0	0.00	0.75	to	0.90	1.89	to	1.81
Access VP High Yield
12/31/2010	290	13.29	to	13.77	3,852	12.28	0.75	to	1.50	15.51	to	14.66
12/31/2009	238	11.50	to	12.01	2,734	10.17	0.75	to	1.50	16.04	to	15.19
12/31/2008 (1)	0	9.91	to	10.43	0	12.18	0.75	to	1.50	(0.86)	to	4.30
ProFund VP Europe 30
12/31/2010	151	8.05	to	13.33	1,442	1.23	0.75	to	1.50	1.87	to	1.12
12/31/2009	83	7.90	to	13.19	650	6.56	0.75	to	1.50	31.31	to	30.34
12/31/2008 (1)	0	6.01	to	10.12	0	0.00	0.75	to	1.50	(39.85)	to	1.17

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

4.Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Oil & Gas
12/31/2010	12,945	$8.52	to	$13.21	$110,786	0.33%	0.75%	to	1.50%	16.89%	to	16.02%
12/31/2009	5,131	7.29	to	11.38	37,320	0.00	0.75	to	1.50	14.64	to	13.79
12/31/2008 (1)	896	6.36	to	10.00	5,695	0.00	0.75	to	1.50	(36.41)	to	0.03
ProFund VP UltraSmall-Cap
12/31/2010	240	8.24	to	19.14	1,971	0.00	0.75	to	1.50	47.34	to	46.25
12/31/2009	0	5.59	to	13.08	0	0.00	0.75	to	1.50	39.13	to	38.10
12/31/2008 (1)	4,607	4.02	to	9.47	18,520	0.00	0.75	to	1.50	(59.81)	to	(5.26)
ProFund VP Utilities
12/31/2010	910	8.66	to	11.80	7,868	2.10	0.75	to	1.50	5.16	to	4.38
12/31/2009	657	8.23	to	11.31	5,404	4.87	0.75	to	1.50	9.91	to	9.10
12/31/2008 (1)	250	7.49	to	10.36	1,873	0.71	0.75	to	1.50	(25.09)	to	3.64
ProFund VP Consumer Services
12/31/2010	689	11.06	to	15.79	7,588	0.00	0.75	to	1.50	20.49	to	19.60
12/31/2009	409	9.18	to	13.20	3,739	0.00	0.75	to	1.50	29.83	to	28.87
12/31/2008 (1)	0	7.07	to	10.24	0	0.00	0.75	to	1.50	(29.31)	to	2.44
ProFund VP Pharmaceuticals
12/31/2010	383	9.99	to	12.12	4,002	4.93	0.75	to	1.50	(0.27)	to	(1.01)
12/31/2009	388	10.02	to	12.24	3,873	1.90	0.75	to	1.50	16.03	to	15.17
12/31/2008 (1)	0	8.63	to	10.63	0	0.00	0.75	to	1.50	(13.67)	to	6.28
ProFund VP Small-Cap Value
12/31/2010	4,903	10.47	to	14.60	51,169	0.14	0.75	to	1.50	21.19	to	20.30
12/31/2009	13,995	8.64	to	12.14	120,606	0.07	0.75	to	1.50	19.51	to	18.62
12/31/2008 (1)	0	7.23	to	10.23	0	0.00	0.75	to	1.50	(27.71)	to	2.32
ProFund VP Falling US Dollar
12/31/2010	711	9.01	to	10.16	6,402	0.00	0.75	to	1.50	(3.31)	to	(4.03)
12/31/2009	890	9.32	to	10.58	8,291	7.07	0.75	to	1.50	2.55	to	1.79
12/31/2008 (1)	696	9.09	to	10.40	6,322	0.25	0.75	to	1.50	(9.08)	to	3.96
ProFund VP Emerging Markets
12/31/2010	69,344	8.84	to	18.96	610,714	0.00	0.75	to	1.50	8.95	to	8.15
12/31/2009	31,175	8.11	to	17.53	252,291	0.12	0.75	to	1.50	61.15	to	59.96
12/31/2008 (1)	1,844	5.03	to	10.96	9,271	0.75	0.75	to	1.50	(49.66)	to	9.60
ProFund VP International
12/31/2010	2,338	7.95	to	13.66	19,180	0.00	0.75	to	1.50	7.00	to	6.21
12/31/2009	1,755	7.43	to	12.87	13,036	0.03	0.75	to	1.50	23.72	to	22.80
12/31/2008 (1)	222	6.00	to	10.48	1,331	0.22	0.75	to	1.50	(39.96)	to	4.77
ProFund VP Asia 30
12/31/2010	8,354	9.56	to	19.14	81,645	0.06	0.75	to	1.50	13.06	to	12.22
12/31/2009	21,498	8.45	to	17.06	181,242	0.80	0.75	to	1.50	53.05	to	51.92
12/31/2008 (1)	0	5.52	to	11.23	0	0.00	0.75	to	1.50	(44.78)	to	12.27
ProFund VP Japan
12/31/2010	775	6.61	to	10.67	5,101	0.00	0.75	to	1.50	(7.23)	to	(7.91)
12/31/2009	0	7.12	to	11.59	0	0.00	0.75	to	1.50	9.51	to	8.70
12/31/2008 (1)	100	6.50	to	10.66	651	0.00	0.75	to	1.50	(34.97)	to	6.62

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Short NASDAQ-100
	12/31/2010	3,244	$5.85	to	$4.60	18,959	0.00%	0.75%	to	1.50%	(21.77)%	to	(22.35)%
	12/31/2009	493	7.48	to	5.92	3,680	0.32	0.75	to	1.50	(41.10)	to	(41.54)
	12/31/2008 (1)	312	12.69	to	10.13	3,953	0.42	0.75	to	1.50	26.92	to	1.29
ProFund VP U.S. Government Plus
	12/31/2010	4,545	10.98	to	10.03	49,697	0.46	0.75	to	1.50	9.30	to	8.49
	12/31/2009	733	10.04	to	9.25	7,340	0.06	0.75	to	1.50	(33.12)	to	(33.62)
	12/31/2008 (1)	3,248	15.02	to	13.93	48,737	1.23	0.75	to	1.50	50.19	to	39.29
ProFund VP Basic Materials
	12/31/2010	16,264	9.74	to	18.79	158,169	0.49	0.75	to	1.50	28.73	to	27.78
	12/31/2009	8,497	7.57	to	14.70	64,162	0.69	0.75	to	1.50	61.17	to	59.97
	12/31/2008 (1)	919	4.69	to	9.19	4,309	0.20	0.75	to	1.50	(53.05)	to	(8.08)
ProFund VP Financials
	12/31/2010	5,925	6.68	to	11.22	39,412	0.27	0.75	to	1.50	10.10	to	9.29
	12/31/2009	4,329	6.07	to	10.27	26,195	1.74	0.75	to	1.50	14.15	to	13.31
	12/31/2008 (1)	3,525	5.32	to	9.06	18,735	0.00	0.75	to	1.50	(46.85)	to	(9.37)
ProFund VP Precious Metals
	12/31/2010	12,201	10.52	to	26.22	129,362	0.00	0.75	to	1.50	31.94	to	30.97
	12/31/2009	12,187	7.98	to	20.02	97,088	0.84	0.75	to	1.50	34.32	to	33.33
	12/31/2008 (1)	5,132	5.94	to	15.02	30,451	15.29	0.75	to	1.50	(40.61)	to	50.17
ProFund VP Telecommunications
	12/31/2010	1,248	9.46	to	12.78	11,823	3.00	0.75	to	1.50	14.82	to	13.98
	12/31/2009	1,132	8.24	to	11.21	9,300	14.19	0.75	to	1.50	6.52	to	5.73
	12/31/2008 (1)	35	7.73	to	10.60	273	0.17	0.75	to	1.50	(22.65)	to	6.02
ProFund VP Mid-Cap
	12/31/2010	17,429	10.50	to	16.16	182,513	0.00	0.75	to	1.50	23.12	to	22.22
	12/31/2009	49,112	8.53	to	13.22	417,801	0.00	0.75	to	1.50	31.89	to	30.91
	12/31/2008 (1)	13,825	6.47	to	10.10	89,296	0.22	0.75	to	1.50	(35.34)	to	1.02
ProFund VP Short Emerging Markets
	12/31/2010	200	5.42	to	3.21	1,083	0.00	0.75	to	1.50	(19.03)	to	(19.63)
	12/31/2009	178	6.69	to	4.00	1,191	0.00	0.75	to	1.50	(49.10)	to	(49.47)
	12/31/2008 (1)	21	13.15	to	7.91	277	0.00	0.75	to	1.50	31.51	to	(20.89)
ProFund VP Short International
	12/31/2010	1,866	7.50	to	5.06	13,887	0.00	0.75	to	1.50	(15.33)	to	(15.96)
	12/31/2009	24	8.86	to	6.02	212	0.00	0.75	to	1.50	(30.80)	to	(31.31)
	12/31/2008 (1)	149	12.80	to	8.76	1,901	0.00	0.75	to	1.50	28.04	to	(12.39)
Franklin Templeton VIP Founding Funds Allocation
	12/31/2010	0	14.06	to	13.89	0	0.00	0.75	to	1.50	9.42	to	8.61
	12/31/2009 (1)	0	12.85	to	12.79	0	0.00	0.75	to	1.50	28.50	to	27.87
AllianceBernstein Balanced Wealth Strategy
	12/31/2010	0	13.65	to	13.48	0	0.00	0.75	to	1.50	9.48	to	8.67
	12/31/2009 (1)	0	12.47	to	12.41	0	0.00	0.75	to	1.50	24.70	to	24.09

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (continued)

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  These ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

5.	Administrative and Mortality and Expense Risk Charges

Under some forms of the policies, a sales charge and premium taxes are deducted by TFLIC prior to allocation of policy owner payments to the subaccounts.  Contingent surrender charges may also apply.

Under all forms of the policy, monthly charges against policy cash values are made to compensate TFLIC for costs of insurance provided.

A daily charge equal to an annual rate of .75%, .90% or 1.50% of average daily net assets is assessed to compensate TFLIC for assumption of mortaility and expense risks in connection with the issuance and administration of the policies.  This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

6. Income Taxes

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable life contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account.  Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2010

8.	Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:
         a) Quoted prices for similar assets or liabilities in active markets
         b) Quoted prices for identical or similar assets or liabilities in non-active markets
         c) Inputs other than quoted market prices that are observable
         d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events
The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors
Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2010.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010, 2009, and 2008 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities.

/s/Ernst & Young LLP
Des Moines, Iowa
April 11, 2011

Transamerica Financial Life Insurance Company
Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Data)

December 31	
	2010	2009
Admitted assets		
Cash and invested assets:		
Bonds	$ 8,064,065	$ 7,954,681
Preferred stocks	1,610	3,037
Common stocks		
Affiliated entities (cost: 2010 - $4,595; 2009 - $4,402)	5,545	4,685
Unaffiliated (cost: 2010 - $3,041; 2009 - $2,731)	7,046	3,965
Mortgage loans on real estate	769,469	966,783
Policy loans	62,379	59,654
Cash, cash equivalents and short-term investments	138,349	215,352
Derivatives	52,246	46,824
Other invested assets	102,408	112,450
Receivables for securities	7,973	–
Securities lending reinvested collateral assets	476,851	–
Total cash and invested assets	9,687,941	9,367,431
Premiums deferred and uncollected	70,080	73,836
Due and accrued investment income	100,638	98,730
Net deferred income tax asset	66,106	45,545
Reinsurance receivable	18,832	14,641
Federal income tax recoverable	33,781	6,520
Receivable from parent, subsidiaries and affiliates	19,748	68,940
Accounts receivable	29,484	24,280
Estimated premium tax offset on the provision for future guarantee fund assessments	16,000	–
Other admitted assets	2,717	2,899
Separate account assets	14,267,158	11,234,250
Total admitted assets	$ 24,312,485	$ 20,937,072

Transamerica Financial Life Insurance Company
Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Data)

December 31 2010	December 31 2009
Liabilities and capital and surplus		
Liabilities:		
Aggregate reserves for policies and contracts:		
Life	$ 1,163,481	$ 1,081,922
Annuity	6,715,284	6,934,802
Accident and health	118,911	110,687
Policy and contract claim reserves:		
Life	62,607	69,745
Annuity	377	616
Accident and health	24,711	15,679
Liability for deposit-type contracts	124,817	160,093
Other policyholders' funds	939	821
Transfers to separate accounts due or accrued	42,634	15,477
Remittances and items not allocated	173,769	142,534
Asset valuation reserve	110,118	88,989
Interest maintenance reserve	86,084	52,358
Funds held under coinsurance and other reinsurance treaties	139	222
Reinsurance in unauthorized companies	1,407	3,718
Commissions and expense allowances payable on reinsurance assumed	10,970	11,244
Payable for securities	528	55,073
Payable to parent, subsidiaries and affiliates	24,029	26,480
Derivatives	12,568	10,214
Payable for securities lending	476,851	–
Taxes, licenses and fees due or accrued	26,518	4,151
Payable for derivative cash collateral	35,079	–
Deferred gain on assumption of reinsurance transaction	22,834	–
Other liabilities	16,926	15,072
Separate account liabilities	14,266,237	11,225,549
Total liabilities	23,517,818	20,025,446
Capital and surplus:		
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Aggregate write-ins for other than special surplus funds	31,476	27,585
Surplus notes	150,000	150,000
Paid-in surplus	849,460	849,460
Special surplus	4,581	3,753
Unassigned deficit	(243,350)	(121,672)
Total capital and surplus	794,667	911,626
Total liabilities and capital and surplus	$ 24,312,485	$ 20,937,072

See accompanying notes.

Transamerica Financial Life Insurance Company
Statements of Changes in Capital and
Surplus – Statutory Basis
(Dollars in Thousands)

Year Ended December 31		
	2010	2009	2008
Revenues:			
Premiums and other considerations, net of reinsurance:			
Life	$ 394,883	$ 386,415	$ 380,506
Annuity	4,664,761	3,871,445	4,161,192
Accident and health	85,634	70,664	55,625
Net investment income	506,127	505,584	465,217
Amortization of interest maintenance reserve	10,260	2,280	3,803
Commissions and expense allowances on reinsurance ceded	60,476	56,903	58,708
Income from fees associated with investment management, administration and contract guarantees for separate accounts	92,604	73,404	67,062
Consideration on reinsurance transaction	–	1,135	30,375
Assumption reinsurance gain	53,413	–	–
Other income	15,889	19,256	15,373
	5,883,247	4,987,086	5,237,861
Benefits and expenses:			
Benefits paid or provided for:			
Life and accident and health benefits	306,149	303,056	307,113
Annuity benefits	99,443	92,860	98,944
Surrender benefits	3,045,837	2,221,500	2,727,901
Other benefits	10,637	14,680	15,351
Increase (decrease) in aggregate reserves for policies and contracts:			
Life	136,548	61,506	35,730
Annuity	(289,567)	71,743	1,195,782
Accident and health	8,224	4,035	70,718
	3,317,271	2,769,380	4,451,539
Insurance expenses:			
Commissions	144,196	139,330	155,498
General insurance expenses	115,675	120,464	125,036
Taxes, licenses and fees	15,895	7,656	7,761
Net transfers to separate accounts	2,077,696	1,367,434	877,216
Experience refunds	12,074	31,650	8,160
Interest on surplus notes	9,375	9,375	6,250
Other expenses (benefits)	(3,354)	(9,572)	6,560
	2,371,557	1,666,337	1,186,481
Total benefits and expenses	5,688,828	4,435,717	5,638,020
Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	194,419	551,369	(400,159)
Dividends to policyholders	–	17	3
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	194,419	551,352	(400,162)
Federal income tax expense (benefit)	58,571	40,971	(25,620)
Gain (loss) from operations before net realized capital gains (losses) on investments	135,848	510,381	(374,542)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(65,499)	(185,003)	27,212
Net income (loss)	$ 70,349	$ 325,378	$ (347,330)

    See accompanying notes.

Transamerica Financial Life Insurance Company
Statements of Changes in Capital and
Surplus – Statutory Basis (continued)
(Dollars in Thousands)

Transamerica Financial Life Insurance Company
Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

Transamerica Financial Life Insurance Company
Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

Transamerica Financial Life Insurance Company
Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share Data)

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, LLC. (AEGON) and minority owned by Transamerica Life Insurance Company (TLIC).  Both AEGON and TLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.  Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models.  For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows.  If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.  Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows.  If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date.  If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.  Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value.  If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability.  Embedded derivatives are not accounted for separately from the host contract.  Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses.  Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions.  In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset.  For GAAP, the derivative is reported at fair value with the changes in fair value reported in income.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties.  Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan.  Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Securities Lending Assets and Liabilities:  Beginning December 31, 2010, for securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet.  Prior to 2010, cash collateral received from securities lending was not recorded on the Company’s balance sheet because the cash collateral was restricted.  Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Subsidiaries:  The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed by the product, the policyholder proceeds will be remitted by the general account.  These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets, amounts recoverable from reinsurers and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations.  In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note.  Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill:  Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill.  Excess goodwill is nonadmitted.  Goodwill is amortized over ten years.  Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends:  Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes:  Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Investments in preferred stocks in good standing are reported at cost or amortized cost.  Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders.  These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Common stocks of unaffiliated companies are reported at fair value and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships.  The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost.  Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes.  Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due.  At December 31, 2010 and 2009, the Company excluded investment income due and accrued of $262 and $292, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date.  Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract.  For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to fair value on a daily basis, and a cash payment is made or received by the Company.  These payments are recognized as realized gains or losses in the financial statements.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment.  For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned.  In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss.  The Company complies with the specific rules established in AVR for replication transactions.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans.  The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments.  The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios.  The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder.  Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect.  Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.  The Company received variable contract premiums of $4,117,105, $2,761,937 and $2,674,704, in 2010, 2009 and 2008, respectively.  In addition, the Company received $92,604, $73,404 and $67,062, in 2010, 2009 and 2008, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.  Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year.  For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force.  These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

During 2010, the Company reported an increase in reserves on account of changes in valuation bases of $3,001.  One of the Company's operating divisions converted from a spreadsheet-based balance rollforward method of valuation of single premium group annuity (SPGA) products to a seriatim valuation using a software package capable of making these calculations.  This change in valuation process resulted in an increase in reserves of $1,144.  The remaining $1,857 increase in reserves corresponds to continued enhancements to existing valuation platforms as well as ongoing efforts to convert from client based reserves to in-house seriatim calculations using the Prophet valuation system in another of the Company’s operating divisions.  Related to this change was a corresponding decrease in the deferred premium asset of $4,446.  The changes in reserves and deferred premium asset have been charged directly to unassigned surplus.

During 2009, the Company implemented an improved valuation method for SPGA products.  The prior method approximated the reserve using a spreadsheet-based balance rollforward.  The current method is a seriatim valuation using a software package capable of making these calculations.  The change in valuation process resulted in a decrease in reserves in the amount of $4,577.  The change in reserves has been charged directly to unassigned surplus.

During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements.  Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes.  The new method calculates the reserves directly (using Prophet) based on the current in force.  The change in valuation process resulted in an increase in reserves in the amount of $42,622, with a corresponding decrease in deferred premiums of $11,686.  The change in reserves has been charged directly to unassigned surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.  The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2010 and 2009 was $780 and $410, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company incurred $1,353 and paid $982 of claim adjustment expenses during 2010, of which $427 of the paid amount was attributable to insured or covered events of prior years.  The Company incurred $990 and paid $1,030 of claim adjustment expenses during 2009, of which $511 of the paid amount was attributable to insured or covered events of prior years.  The Company did not increase or decrease the provision for insured events of prior years during 2010 or 2009.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.  Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. No stock options were issued during 2010 or 2009.

The Company's employees participate in various stock appreciation rights (SAR) plans issued by the Company's indirect parent.  In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company's employees has been charged to the Company, with an offsetting amount credited to paid-in surplus.  The Company recorded no benefit or expense related to these plans for the year ended December 31, 2010.  The Company recorded a benefit of $15 and $2,049 for the years ended December 31, 2009 and 2008, respectively.  In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $5 for the year ended December 31, 2008. The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2010 or 2009.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Recent Accounting Pronouncements

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet.  Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets).  A separate liability is established to record the obligation to return the cash collateral (payable for securities lending).  This change in accounting principle increased assets and liabilities by $476,851 with no impact to surplus.  See Note 9 for further details.

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds).  A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral).  These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $37,735, an increase to liabilities of $37,134 and a net increase to surplus of $601.

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements, including recent modifications and clarifications made to the standard.  This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements.  The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position.  See Note 3 for further details.

During 2010, revisions were adopted to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR.  The revisions clarify that an AVR / IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment).  These changes have an effective date of January 1, 2011 and are to be applied on a prospective basis.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2010, revisions were made to SSAP No. 43R to clarify the definitions of loan-backed and structured securities.  The revised definitions will most likely result in more securities being accounted for under SSAP No. 43R.  Companies are to prospectively apply the clarified guidance effective January 1, 2011.  The Company is in the process of determining the impact of these changes.

Effective September 30, 2009, the Company adopted SSAP No. 43R.  This statement establishes statutory accounting principles for investments in loan-backed and structured securities.  The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment.  SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI).  If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value.  If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP.  Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows.  The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009.  This change in accounting principle reduced surplus by a net amount of $7,998 ($5,198 net of tax), which includes impairments of $9,373 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $1,375, which have been removed from the component of change in net unrealized gains/losses.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R.  This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character.  If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs.  When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs.  Prior to the adoption of SSAP No. 10R, the Company computed deferred income taxes in accordance with SSAP No. 10.  The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R.  The effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009.  As a result of this election, surplus increased by a cumulative effect of $31,476 and $27,585 at December 31, 2010 and 2009, respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2010 and 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 16 for further discussion of the Company’s consideration of subsequent events.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99.  This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI.  Prior to SSAP No. 99, the Company’s previously impaired investments were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities.  The Company adopted SSAP No. 99 on January 1, 2009.  The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financial statements at adoption.

Reclassifications

Certain reclassifications have been made to the 2009 and 2008 financial statements to conform to the 2010 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts.  As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP.  There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks:  The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method.  The fair values of bonds and stocks are reported or determined using the following pricing sources:  indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates:  The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans:   The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short term and long term debt instruments.  The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Other Invested Assets:  The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services, and internal models.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date.  The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Credit Default Swaps:  The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.  For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts:  The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes:  Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available.  When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing).  In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price.  These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models.  Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).   The levels of the fair value hierarchy are as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Level 3 -  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

Fair Value Measurements

During 2010, amendments were made to SSAP No. 100 to eliminate the requirement to differentiate and report fair value measurements on separate recurring and non-recurring schedules.  Instead, for December 31, 2010, all fair value measurements will be reported on a single schedule by class.  The 2009 schedules were not required to be restated.

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2010:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Bonds classified in Level 2 are valued using inputs from third party pricing services or corroborated broker quotes. Level 3 measurements for bonds are primarily those valued using non-corroborated broker quotes or internal modeling.

Common stock in Level 3 is comprised primarily of warrants valued using non-corroborated broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

For derivatives, those classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

The following table summarizes the changes in assets classified in Level 3 for 2010:

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010.

Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009.  The valuation of those warrants changed at December 31, 2010 to using non-corroborated broker quotes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

The following table provides information about the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2009:

During 2009, the Company did not report any assets in Level 3 on a recurring basis.

Assets measured at fair value on a non-recurring basis

For the year ended December 31, 2009, the Company reported certain assets and liabilities at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  The Company reported the following financial instruments at fair value on a non-recurring basis:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stocks are as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 161 and 336 securities with a carrying amount of $729,807 and $1,651,066 and an unrealized loss of $99,821 and $285,197 with an average price of 86.3 and 82.7 (fair value/amortized cost).  Of this portfolio, 67.24% and 75.83% were investment grade with associated unrealized losses of $46,368 and $188,850, respectively.

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 206 and 180 securities with a carrying amount of $1,273,112 and $1,491,020 and an unrealized loss of $38,798 and $42,832 with an average price of 97.0 and 97.1 (fair value/amortized cost).  Of this portfolio, 96.06% and 99.06% were investment grade with associated unrealized losses of $36,596 and $41,954, respectively.

At December 31, 2010 and 2009, the Company did not hold any common stocks that had been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2010 the Company did not hold any common stocks that had been in a continuous loss position for less than twelve months. At December 31, 2009, the Company held one security that had been in a continuous loss position for less than twelve months with a fair value $1,594 and an unrealized loss of $80 with a price of 95.2 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2010 and 2009 is as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value.  Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis.  If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value.  The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored.  For structured securities, cash flow trends and underlying levels of collateral are monitored.  The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Subprime Mortgages

At December 31, 2010, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $110,619 and a carrying value of $136,640, resulting in a gross unrealized loss of $26,021.

The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes ABS issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes asset ABS issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis.  Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly.  Model output is generated under base and several stress-case scenarios.  The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data while being adjusted for specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral.  Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.  If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The unrealized loss is primarily due to decreased liquidity, increased credit spreads in the market, slower prepayments and increased expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2010, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $137,772 and a carrying value of $162,432, resulting in a gross unrealized loss of $24,660.  RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches.  The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), prime jumbo passthroughs, Alt-A RMBS, negative amortization RMBS and reverse mortgage RMBS.

All RMBS of the Company are monitored and reviewed on a monthly basis.  Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios.  The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments.

Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the Company’s particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The pace of deterioration in the housing market began to stabilize in late 2009 and continued in 2010. Even with the stabilization, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The following loan-backed and structured securities were held at December 31, 2010, for which an OTTI had been previously recognized:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2010 and 2009 is as follows:

Detail of net investment income is presented below:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses were as follows:

The Company had gross realized losses for the years ended December 31, 2010, 2009 and 2008 of $14,212, $49,705 and $49,597, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments and change in unrealized capital gains (losses) are summarized below:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The Company did not have any impaired loans at December 31, 2010.  At December 31, 2009, the net admitted asset value in impaired loans with a related allowance for credit losses was $35,680. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2010.  The Company held an allowance for credit losses on mortgage loans in the amount of $7,111 at December 31, 2009.  The average recorded investment in impaired loans during 2010 and 2009 was $13,959 and $14,916, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms.  Interest income on nonperforming loans generally is recognized on a cash basis.  The Company recognized $679, $266 and $1,117 of interest income on impaired loans for the years ended December 31, 2010, 2009 and 2008, respectively.  The Company recognized $860, $358 and $1,094 of interest income on a cash basis for the years ended December 31, 2010, 2009 and 2008, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

During 2010 and 2009, the Company did not issue any mortgage loans.

During 2010 and 2009, there were no mortgage loans that were foreclosed and transferred to real estate.   At December 31, 2010 and 2009, the Company held a mortgage loan loss reserve in the AVR of $45,632 and $38,550, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

The recorded investment in restructured securities in 2010 and 2009, respectively, was $1,059 and $8,612 and the capital gains (losses) taken as a direct result of restructures were $679 and $(4,847).  There were no recorded investments in restructured securities nor any capital losses taken as a direct result of restructures in 2008.  The Company often has impaired a security prior to the restructure date.  These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The Company recorded an impairment of $258 during 2009 for its investment in Zero Beta Fund, LLC, an affiliate, due to a decline in the fair value of the underlying investment.  The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur. The write-down is included in net realized capital gains (losses) within the statement of operations.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

During 2009, the Company recorded an impairment of $3,381 for its investment in Real Estate Alternatives Portfolio 2, LLC, an affiliate, due to a decline in the fair value of the underlying investment.  The impairment was taken because the decline in fair value of underlying investments of the fund was deemed to be other-than-temporary.  The write-down is included in net realized capital gains (losses) within the statement of operations.

During 2010, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2010, the Company had ownership interest in one LIHTC investment.  The remaining years of unexpired tax credits were four and the property was not subject to regulatory review.  The length of time remaining for the holding period was seven years.  There are no contingent equity commitments expected to be paid in the future.  There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2009, the Company had ownership interest in one LIHTC investment.  The remaining years of unexpired tax credits were five and the property was not subject to regulatory review.  The length of time remaining for the holding period was eight years.  There are no contingent equity commitments expected to be paid in the future.  There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities.  An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments.  The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.  All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts from other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily fair values of those contracts.  The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.  The Company recognized net realized gains (losses) from futures contracts in the amount of $(91,398), $(151,046) and $35,005 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company invests in interest rate caps to convert a particular fixed rate asset/liability into a pure floating rate asset/liability in order to meet its overall asset/liability strategy. Each mortgage loan or liability is hedged individually and the relevant terms of the loan or liability and derivative must be the same. The caps require a single premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset.  Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame.  A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2010 and 2009, the Company had replicated assets with a fair value of $7,003 and $6,975, respectively, and credit default swaps with a fair value of $19 and $29, respectively. During the years ended December 31, 2010, 2009 and 2008, the Company did not recognize any capital losses related to replication transactions.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The Company replicates investment grade corporate bonds by writing credit default swaps.  As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.  As of December 31, 2010, credit default swaps, used in replicating corporate bonds are as follows:

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings of 'A' or better.  At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $56,041 and $41,409, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf.  The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty.  If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $12,211 and $232, respectively.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.  The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction.  Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

At December 31, 2010 and 2009, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(91,398), $(176,809) and $36,059, for the years ended December 31, 2010, 2009 and 2008, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Open futures contracts at December 31, 2010, and 2009, were as follows:

For the years ended December 31, 2010, 2009 and 2008, the Company recorded unrealized gains of $39,628, $36,852 and $228,759, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.  This has been recorded directly to unassigned surplus as an unrealized gain.  The Company did not recognize any unrealized gains or losses during 2010, 2009 or 2008 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

 At December 31, 2010 and 2009, investments with an aggregate carrying amount of $3,648 and $3,658, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts for the years ended December 31:

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2010 and 2009 of $1,405,493 and $1,253,484, respectively.

The Company received reinsurance recoveries in the amounts of $268,725, $248,374, and $262,441, during 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $71,135 and $63,516, respectively.  The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2010 and 2009 of $1,540,451 and $1,397,114, respectively.

The Company would experience no reduction in surplus at December 31, 2010 or 2009 if all reinsurance agreements were cancelled.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2010 or 2009.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

5. Reinsurance (continued)

Effective June 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company assumed group annuity policies from TLIC.  Reserves of $68,683 and assets of $92,931 were assumed by the Company.  This transaction resulted in a net pre-tax gain to the Company of $24,248, which has been reclassified to the balance sheet and presented as a deferred gain, as this transaction was deemed economic.  The deferred gain will be amortized into general insurance expenses over the period in which the Company benefits economically, not to exceed 10 years.  Amortization of the deferred gain for the year was $1,414.

Effective April 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company ceded term life policies to TLIC.  Life and claim reserves of $38,022 and $7,558, respectively, and other assets in the amount of $5,538 were ceded by the Company, with consideration paid of $5,106.  This transaction resulted in a net pre-tax gain to the Company of $34,936, which has been reflected in the statement of operations, as this was deemed an economic transaction.

Effective January 1, 2010, the Company entered into a recapture agreement in which the Company recaptured term life policies from Transamerica International Reinsurance (Bermuda) Ltd. (TIRe), an affiliate.  The Company recaptured life and claim reserves of $6,051 and $80, respectively, and received consideration of $855.  This transaction resulted in a net pre-tax loss to the Company of $5,276, which has been reflected in the statement of operations.

Effective January 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company ceded term life policies to TLIC.  Life and claim reserves of $18,823 and $445, respectively, were ceded, and the Company paid consideration of $791.  This transaction resulted in a net pre-tax gain to the Company of $18,477, which has been reflected in the statement of operations as this was deemed an economic transaction.

Effective January 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company assumed accident and health policies from TLIC.  The Company assumed claim reserves of $2,357 and other liabilities of $9,761 and received consideration of $12,118, resulting in no gain or loss on the transaction.

Effective March 31, 2009, the Company recaptured a block of in force universal life secondary guarantee risk that was ceded to TIRe.  Universal life secondary guarantee reserves recaptured were $22,707.  The resulting pre-tax loss of $22,707 was included in the statement of operations.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

5. Reinsurance (continued)

Effective January 1, 2009, the Company entered into a reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, to assume a block of business covering individual and group supplemental life and accident and health insurance products.  The Company received reinsurance consideration of $1,134 and established reserves of a like amount, resulting in no gain or loss on the transaction.

Effective December 15, 2008, the Company entered into a reinsurance agreement with SLIC to assume certain individual and group supplemental life and accident and health insurance products issued to certain residents of the State of New York.  The Company received reinsurance consideration of $102,578, paid an initial expense allowance of $77,155 and established reserves of $102,578, resulting in a pre-tax loss of $77,155 ($50,151 net of tax) that has been included in the statement of operations as it was deemed an economic assumption reinsurance transaction.

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company.  The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 net of tax) reflected in the statement of operations.  Adjustments of $301 were made during 2008 to true up to actual 2006 reserve balances.

During 2010, 2009 and 2008, the Company amortized deferred gains from reinsurance transactions occurring prior to 2008 of $995, for each respective year, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate, which merged into TLIC, an affiliate, effective October 1, 2008. The Company recorded goodwill of $14,280 related to this transaction which was non-admitted. The related amortization was $1,433 during 2010, 2009 and 2008.  Chapter 311 of the New York Laws of 2008, which became effective in July of 2008, includes a provision allowing goodwill to be an admitted asset in financial statements filed subsequent to the effective date.  The Company recorded $502 and $2,016 of goodwill at December 31, 2010 and 2009, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

6. Income Taxes

The net deferred income tax asset at December 31, 2010 and 2009 and the change from the prior year are comprised of the following components:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

Year Ended December 31 2010	2009	Change
Deferred Tax Assets:			
Ordinary:			
Discounting of unpaid losses	$ 175	$ 194	$ (19)
Policyholder reserves	69,208	48,919	20,289
Investments	5,857	1,914	3,943
Deferred acquisition costs	27,880	26,753	1,127
Receivables - nonadmitted	1,037	927	110
Reinsurance ceded	549	200	349
Reinsurance to unauthorized companies	492	1,394	(902)
Assumption reinsurance	8,487	–	8,487
Other (including items <5% of ordinary tax assets)	3,516	356	3,160
Subtotal	117,201	80,657	36,544
Statutory valuation allowance adjustment	–	–	–
Nonadmitted	35,565	29,275	6,290
Admitted ordinary deferred tax assets	81,636	51,382	30,254
Capital:			
Investments	28,547	33,377	(4,830)
Other (including items <5% of total total capital tax assets)	–	–	–
Subtotal	28,547	33,377	(4,830)
Statutory valuation allowance adjustment	–	–	–
Nonadmitted	–	4,998	(4,998)
Admitted capital deferred tax assets	28,547	28,379	168
Admitted deferred tax assets	$ 110,183	$ 79,761	$ 30,422
Deferred Tax Liabilities:			
Ordinary:			
Investments	$ 8,433	$ 13,930	$ (5,497)
§ 807(f) adjustment	10,029	4,252	5,777
Separate account adjustments	–	3,924	(3,924)
Other (including items <5% of total ordinary tax liabilities)	177	884	(707)
Subtotal	18,639	22,990	(4,351)
Capital:			
Investments	22,393	11,226	11,167
Separate account adjustments	3,045	–	3,045
Other (including items <5% of total capital tax liabilities)	–	–	–
Subtotal	25,438	11,226	14,212
Deferred tax liabilities	44,077	34,216	9,861
Net deferred tax assets/liabilities	$ 66,106	$ 45,545	$ 20,561

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2010 and 2009.

As discussed in Note 1, the Company has elected to admit deferred income tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2010 and 2009 reporting periods.  The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

• 10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
• 10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
• 10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
• 10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
• 10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.
• 10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years
• 10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
• 10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
• 10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

Total increased admitted adjusted gross DTA’s as the result of the application of paragraph 10.e. SSAP No. 10R:

Used in SSAP No. 10R, paragraph 10.d.:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

*As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The impact of tax planning strategies at December 31, 2010 was as follows:

Current year income taxes incurred consist of the following major components:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The Company's current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement.  Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations.  The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in the year generated.  The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in any carryback or carryforward year when so applied.  Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2010.

As of December 31, 2010 and 2009, the Company had no operating loss, capital loss, or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2010 and 2009 of $71,166 and $31,901, respectively, which will be available for recoupment in the event of future net losses.  The Company did not incur income taxes during 2008 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2010 and 2009 is $1,744 and $1,739 respectively.  The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,744.  The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively.  The Company’s interest expense related to income taxes for the years ending December 31, 2010, 2009 and 2008 is $77, $77 and $75, respectively.  The total interest payable balance as of December 31, 2010 and 2009 is $230 and $152 respectively.  The Company recorded no liability for penalties.  It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed.  The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.  An examination is currently underway for the years 2007 and 2008.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2010, 2009 and 2008, premiums for participating life insurance policies were $2, $(2) and $(12), respectively.  The Company accounts for its policyholder dividends based on dividend scales and experience of the policies.  The Company did not pay any dividends to policyholders during 2010.  The Company paid dividends in the amount of $17 and $3 to policyholders during 2009 and 2008, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2010 and 2009 is as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.  At December 31, 2010 and 2009, the Company’s separate account statement included legally insulated assets of $14,267,158 and $11,234,250, respectively.  The assets legally insulated from general account claims at December 31, 2010 are attributed to the following products:

Some separate account liabilities are guaranteed by the general account.  In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.  As of December 31, 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $41,889.  To compensate the general account for the risk taken, the separate account paid risk charges of $2,394 to the general account in 2010.  As of December 31, 2010, the general account of the Company had paid $1,006 toward separate account guarantees.

The Company reported guaranteed separate account assets at amortized cost in the amount of $6,673,935 based upon the prescribed practice granted by the State of New York as described in Note 2.  These assets had a fair value of $6,823,370 at December 31, 2010, which would have resulted in an unrealized gain of $149,435 had these assets been reported at fair value.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account.  See Note 9 for a discussion of securities lending policies and procedures.  At December 31, 2010, securities with a book value of $39,189 were on loan under securities lending agreements, which represents less than one percent of total separate account assets.  The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that occur with separate account assets.  However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities.  At December 31, 2010, the Company held collateral from securities lending transactions in the form of cash and on open terms in the amount of $39,990.  This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39.  AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products.  The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981.  Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors.  The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA).  The Company reported a decrease in reserves and an increase in net income of $41,643 at December 31, 2009, related to the adoption of AG 43 and changes in underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

At December 31, 2010 and 2009, the Company had variable annuities with minimum guaranteed benefits as follows:

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2010 and 2009, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2010 and 2009, the Company had insurance in force aggregating $151,035,580 and $148,747,352, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $116,132 and $61,291 to cover these deficiencies at December 31, 2010 and 2009, respectively.

8. Capital and Surplus

At December 31, 2010 and 2009, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding.  AEGON owns 38,609 shares and TLIC owns 5,566 shares.  Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock.  Dividends are payable annually in December.  The amount of dividends unpaid at December 31, 2010 was $430.  The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

8. Capital and Surplus (continued)

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year.  Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of $79,217 without the prior approval of insurance regulatory authorities in 2011.

On December 23, 2010, the Company paid a common stock dividend of $200,000 to its parent companies, AEGON and TLIC.  Of this amount, $90,913 was considered an ordinary cash dividend and $109,087 was considered an extraordinary dividend.  AEGON received $174,800 and TLIC received $25,200.  The Company did not pay any dividends in 2009.  On May 2, 2008, the Company paid a common stock dividend of $300,000 to its parent companies, AEGON and Transamerica Occidental Life Insurance Company (TOLIC).  TOLIC was subsequently merged into TLIC.  AEGON received $262,200 and TOLIC received $37,800.

The Company received capital contributions of $218,500 and $31,500 from its parent companies, AEGON and TLIC, respectively, on December 30, 2008.  No capital contributions were received in 2010 or 2009.

On May 2, 2008, the Company received $150,000 from AEGON in exchange for surplus notes.  The Company received approval from the Superintendent of Insurance of the New York Department of Insurance prior to the issuance of the surplus notes, as well as the December 31, 2010, 2009 and 2008 interest payments.  These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company.  In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the surplus notes at December 31, 2010 and 2009 is as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

8. Capital and Surplus (continued)

The Company held special surplus funds in the amount of $4,581 and $3,753, as of December 31, 2010 and 2009, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, the Company meets the minimum RBC requirements.

9. Securities Lending

The Company participates in an agent-managed securities lending program.  The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date.  If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities.  In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2010 and 2009, respectively, securities in the amount of $463,936 and $242,764 were on loan under securities lending agreements. At December 31, 2010 and 2009, the collateral the Company received from securities lending was in the form of cash and on open terms.  This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $475,923 and $247,770 at December 31, 2010 and 2009, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

9. Securities Lending (continued)

The contractual maturities of the securities lending collateral positions are as follows:

The maturity dates of the reinvested securities lending collateral are as follows:

The Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions.  Under current conditions, the Company has securities with a par value of $476,925 (fair value of $475,923) that are currently tradable securities that could be sold and used to pay for the $476,962 in collateral calls that could come due under a worst-case scenario.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for the years ended December 31, 2010, 2009 and 2008 was $8, $8 and $7, respectively.  The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.  Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.  The Company’s allocation of benefits expense for the years ended December 31, 2010, 2009 and 2008 was $6, $5 and $5 respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits.  The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level.  The plans are unfunded and nonqualified under the Internal Revenue Service Code.  In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company.  The Company’s allocation of expense for these plans for each of the years ended December 31, 2010, 2009 and 2008 was negligible.  AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula.  These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for the years ended December 31, 2010, 2009 and 2008.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the AEGON as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered.   The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations.  AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company.  During 2010, 2009 and 2008, the Company paid $22,860, $22,645 and $24,960, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust.  The Company received $1,112, $696 and $682 for these services during 2010, 2009 and 2008, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement.  The Company incurred expenses under this agreement of $3,395, $4,768 and $6,351 for the years ended December 31, 2010, 2009, and 2008, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

11. Related Party Transactions (continued)

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate.  During 2010, 2009 and 2008, the Company paid (received) net interest of $(14), $(58) and $1, respectively, to (from) affiliates. At December 31, 2010 and 2009, the Company reported a net amount of $4,281 due to and $42,460 due from affiliates, respectively.  Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2010 and 2009, the Company had short-term intercompany notes receivable of $30,400 and $105,600 as follows.  In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.  All of the short-term intercompany notes outstanding at December 31, 2009 were repaid prior to their due date.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

12. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations.  Information regarding these entities is as follows:

C-Claims Payment
B-              Binding Authority
P-              Premium Collection
U-              Underwriting

For years ended December 31, 2010, 2009 and 2008, the Company had $21,285, $24,816 and $33,074, respectively, of direct premiums written by The Vanguard Group, Inc.  For the years ended December 31, 2010, 2009 and 2008, the Company had $1,766, $6,638 and $6,707, respectively, of direct premiums written by Vision Financial Corp. For the years ended December 31, 2009 and 2008, the Company had $8,775 and $9,955, respectively, of direct premiums written by Benefit Marketing Systems, Inc.  The Company had no direct premiums written by Benefit Marketing Systems, Inc. for the year ended December 31, 2010.  For the years ended December 31, 2010, 2009 and 2008, the Company had $33, $39 and $36, respectively, of direct premiums written by League Insurance Agency.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $179,759 and $181,013 as of December 31, 2010 and 2009, respectively.  A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans.  The plan sponsor retains ownership and control of the related plan assets.  The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows.  In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances.  The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants.  In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching.  The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $1,000 at December 31, 2010 and 2009.

The Company has contingent commitments of $16,734 and $19,381, at December 31, 2010 and 2009, respectively, for joint ventures, partnerships and limited liability companies.  There were no LIHTC commitments as of December 31, 2010 or 2009.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2010 and 2009, the Company has pledged invested assets with a carrying value of $41,357 and $40,628, respectively, and fair value of $42,175 and $38,059, respectively, in conjunction with these transactions.  Also, in conjunction with the derivative transactions, cash in the amount of $37,127 and securities in the amount of $6,798 were posted to the Company as of December 31, 2009, which were not included in the financials of the Company.

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties being recorded on the Company’s balance sheet.  The amount of cash collateral posted as of December 31, 2010 was $35,073.  In addition, securities in the amount of $12,315 were posted to the Company as of December 31, 2010, which were not included in the financials of the Company.  In accordance with amended SSAP No. 91R, noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies (continued)

There were no securities being acquired on a “to be announced” (TBA) basis at December 31, 2010 or 2009.

There were no private placement commitments outstanding as of December 31, 2010.  Private placement commitments outstanding as of December 31, 2009 were $10,000.

The Company is a party to legal proceedings involving a variety of issues incidental to its business.  Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum.  In addition, there continues to be significant federal and state regulatory activity relating to financial services companies.  The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies.  Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations.  The Company has established a reserve of $24,798 and $783 with no offsetting premium tax benefit, at December 31, 2010 and 2009, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.  The Company had an offsetting premium tax benefit of $16,000 at December 31, 2010.  The Company had no offsetting premium tax benefit at December 31, 2009.  The guaranty fund expense was $8,079, $(42) and $66 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company did not participate in repurchase or dollar repurchase agreements at December 31, 2010 or 2009.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2010 and reacquired within 30 days of the sale date are:

15. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on both the mark to market income on a derivative and the associated statutory and tax reserves related to the Company’s variable annuities as of December 31, 2008.  This item was adjusted for in the 2008 financial statements, as discussed further below, and was corrected through federal income tax expense in the 2009 Annual Statement.  The following is a reconciliation of amounts previously reported to the Department of Insurance of the State of New York in the 2009 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

15. Reconciliation to Statutory Statement (continued)

The following is a reconciliation of amounts previously reported to the Department of Insurance of the State of New York in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:
There were no reconciling items between amounts reported to the Department of Insurance of the State of New York in the 2010 Annual Statement and those reported in the accompanying statutory-basis financial statements for 2010.

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 11, 2011, provided they give evidence of conditions that existed at the balance sheet date (Type I).  Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II).  As of April 11, 2011, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2010.

Transamerica Financial Life Insurance Company
Summary of Investments – Other Than
Investments in Related Parties
(Dollars in Thousands)

December 31, 2010

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities			
Bonds:			
United States government and government agencies and authorities	$ 486,302	$ 479,475	$ 486,302
States, municipalities and political subdivisions	96,784	98,945	96,784
Foreign governments	141,734	143,027	141,734
Hybrid securities	152,074	143,912	152,074
All other corporate bonds	7,187,171	7,446,353	7,187,171
Preferred stocks	1,610	2,247	1,610
Total fixed maturities	8,065,675	8,313,959	8,065,675
Equity securities			
Common stocks:			
Industrial, miscellaneous and all other	3,041	7,046	7,046
Total common stocks	3,041	7,046	7,046
Mortgage loans on real estate	745,073		745,073
Policy loans	62,379		62,379
Other long-term investments	75,042		75,042
Cash, cash equivalents and short-term investments	107,949		107,949
Securities lending reinvested collateral assets	476,851		476,851
Derivatives	–		–
Total investments	$ 9,536,010		$ 9,540,015

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Financial Life Insurance Company
Supplementary Insurance Information
(Dollars in Thousands)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Financial Life Insurance Company
Reinsurance
(Dollars in Thousands)

APPENDIX A

Hypothetical In Force Illustration

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.06% Net) (a)
------------End of Year-----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	2,370	2,370	12,769	8,649	250,000
38	3	2,370	4,740	15,694	11,574	250,000
39	4	2,370	7,110	18,776	14,656	250,000
40	5	2,370	9,480	22,029	17,951	250,000
41	6	2,370	11,850	25,465	21,757	250,000
42	7	2,370	14,220	29,090	25,794	250,000
43	8	2,370	16,590	32,911	30,027	250,000
44	9	2,370	18,960	36,941	34,469	250,000
45	10	2,370	21,330	41,187	39,127	250,000
46	11	2,370	23,700	45,700	44,052	250,000
47	12	2,370	26,070	50,465	49,229	250,000
48	13	2,370	28,440	55,497	54,673	250,000
49	14	2,370	30,810	60,836	60,424	250,000
50	15	2,370	33,180	66,503	66,503	250,000
51	16	2,370	35,550	72,875	72,875	250,000
52	17	2,370	37,920	79,674	79,674	250,000
53	18	2,370	40,290	86,921	86,921	250,000
54	19	2,370	42,660	94,652	94,652	250,000
55	20	2,370	45,030	102,899	102,899	250,000
56	21	2,370	47,400	111,882	111,882	250,000
57	22	2,370	49,770	121,494	121,494	250,000
58	23	2,370	52,140	131,805	131,805	250,000
59	24	2,370	54,510	142,871	142,871	250,000
60	25	2,370	56,880	154,761	154,761	250,000
61	26	2,370	59,250	167,588	167,588	250,000
62	27	2,370	61,620	181,426	181,426	250,000
63	28	2,370	63,990	196,357	196,357	250,000
64	29	2,370	66,360	212,451	212,451	263,439
65	30	2,370	68,730	229,733	229,733	280,275
66	31	2,370	71,100	248,302	248,302	297,962
67	32	2,370	73,470	268,231	268,231	319,195
68	33	2,370	75,840	289,631	289,631	341,764
69	34	2,370	78,210	312,614	312,614	365,758
70	35	2,370	80,580	337,312	337,312	391,282
71	36	2,370	82,950	363,892	363,892	418,476

LD1039T-2-05/11-IF
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Page 2 of 18
Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Ledger

Primary Insured: Insured Name	Annual Premium: $2,370.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.06% Net) (a)
------------End of Year----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	2,370	85,320	392,517	392,517	443,544
73	38	2,370	87,690	423,362	423,362	469,931
74	39	2,370	90,060	456,627	456,627	497,724
75	40	2,370	92,430	492,525	492,525	527,002
76	41	2,370	94,800	531,299	531,299	557,864
77	42	2,370	97,170	573,055	573,055	601,708
78	43	2,370	99,540	617,998	617,998	648,898
79	44	2,370	101,910	666,371	666,371	699,690
80	45	2,370	104,280	718,439	718,439	754,361
81	46	2,370	106,650	774,484	774,484	813,209
82	47	2,370	109,020	834,817	834,817	876,558
83	48	2,370	111,390	899,760	899,760	944,749
84	49	2,370	113,760	969,668	969,668	1,018,152
85	50	2,370	116,130	1,044,905	1,044,905	1,097,150
86	51	2,370	118,500	1,125,866	1,125,866	1,182,159
87	52	2,370	120,870	1,212,972	1,212,972	1,273,620
88	53	2,370	123,240	1,306,671	1,306,671	1,372,005
89	54	2,370	125,610	1,407,447	1,407,447	1,477,819
90	55	2,370	127,980	1,515,862	1,515,862	1,591,655
91	56	2,370	130,350	1,632,547	1,632,547	1,714,174
92	57	2,370	132,720	1,759,074	1,759,074	1,829,437
93	58	2,370	135,090	1,896,408	1,896,408	1,953,300
94	59	2,370	137,460	2,045,575	2,045,575	2,086,487
95	60	2,370	139,830	2,207,785	2,207,785	2,229,863
96	61	2,370	142,200	2,384,110	2,384,110	2,384,110
97	62	2,370	144,570	2,574,700	2,574,700	2,574,700
98	63	2,370	146,940	2,780,725	2,780,725	2,780,725
99	64	2,370	149,310	3,003,456	3,003,456	3,003,456
100	65	2,370	151,680	3,244,264	3,244,264	3,244,264

LD1039T-2-05/11-IF
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Page 3 of 18
Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

						Hypothetical Rates Fixed Value Interest Rate (3.50%) Separate Account Rate (10.00% Gross; 9.06% Net) (a) ------------End of Year----------			
Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,185	1,185	2,370	1,143	11,626	12,769	8,649	250,000
38	3	1,185	1,185	4,740	2,302	13,391	15,694	11,574	250,000
39	4	1,185	1,185	7,110	3,484	15,292	18,776	14,656	250,000
40	5	1,185	1,185	9,480	4,693	17,337	22,029	17,951	250,000
41	6	1,185	1,185	11,850	5,932	19,533	25,465	21,757	250,000
42	7	1,185	1,185	14,220	7,203	21,887	29,090	25,794	250,000
43	8	1,185	1,185	16,590	8,507	24,404	32,911	30,027	250,000
44	9	1,185	1,185	18,960	9,845	27,096	36,941	34,469	250,000
45	10	1,185	1,185	21,330	11,218	29,969	41,187	39,127	250,000
46	11	1,185	1,185	23,700	12,645	33,055	45,700	44,052	250,000
47	12	1,185	1,185	26,070	14,111	36,353	50,465	49,229	250,000
48	13	1,185	1,185	28,440	15,619	39,878	55,497	54,673	250,000
49	14	1,185	1,185	30,810	17,175	43,661	60,836	60,424	250,000
50	15	1,185	1,185	33,180	18,781	47,721	66,503	66,503	250,000
51	16	1,185	1,185	35,550	20,439	52,436	72,875	72,875	250,000
52	17	1,185	1,185	37,920	22,150	57,524	79,674	79,674	250,000
53	18	1,185	1,185	40,290	23,913	63,008	86,921	86,921	250,000
54	19	1,185	1,185	42,660	25,731	68,921	94,652	94,652	250,000
55	20	1,185	1,185	45,030	27,606	75,293	102,899	102,899	250,000
56	21	1,185	1,185	47,400	29,586	82,296	111,882	111,882	250,000
57	22	1,185	1,185	49,770	31,633	89,862	121,494	121,494	250,000
58	23	1,185	1,185	52,140	33,754	98,051	131,805	131,805	250,000
59	24	1,185	1,185	54,510	35,952	106,919	142,871	142,871	250,000
60	25	1,185	1,185	56,880	38,233	116,528	154,761	154,761	250,000
61	26	1,185	1,185	59,250	40,612	126,976	167,588	167,588	250,000
62	27	1,185	1,185	61,620	43,091	138,335	181,426	181,426	250,000
63	28	1,185	1,185	63,990	45,674	150,683	196,357	196,357	250,000
64	29	1,185	1,185	66,360	48,361	164,090	212,451	212,451	263,439
65	30	1,185	1,185	68,730	51,139	178,594	229,733	229,733	280,275
66	31	1,185	1,185	71,100	54,014	194,287	248,302	248,302	297,962
67	32	1,185	1,185	73,470	56,983	211,248	268,231	268,231	319,195
68	33	1,185	1,185	75,840	60,050	229,581	289,631	289,631	341,764
69	34	1,185	1,185	78,210	63,217	249,397	312,614	312,614	365,758
70	35	1,185	1,185	80,580	66,490	270,821	337,312	337,312	391,282
71	36	1,185	1,185	82,950	69,879	294,013	363,892	363,892	418,476

LD1039T-2-05/11-IF
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Page 4 of 18
Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.06% Net) (a)

						------------End of Year----------				
Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	1,185	1,185	85,320	73,390	319,127	392,517	392,517	443,544
73	38	1,185	1,185	87,690	77,029	346,333	423,362	423,362	469,931
74	39	1,185	1,185	90,060	80,804	375,823	456,627	456,627	497,724
75	40	1,185	1,185	92,430	84,724	407,801	492,525	492,525	527,002
76	41	1,185	1,185	94,800	88,797	442,502	531,299	531,299	557,864
77	42	1,185	1,185	97,170	93,008	480,047	573,055	573,055	601,708
78	43	1,185	1,185	99,540	97,356	520,641	617,998	617,998	648,898
79	44	1,185	1,185	101,910	101,846	564,526	666,371	666,371	699,690
80	45	1,185	1,185	104,280	106,479	611,960	718,439	718,439	754,361
81	46	1,185	1,185	106,650	111,261	663,224	774,484	774,484	813,209
82	47	1,185	1,185	109,020	116,195	718,622	834,817	834,817	876,558
83	48	1,185	1,185	111,390	121,284	778,477	899,760	899,760	944,749
84	49	1,185	1,185	113,760	126,532	843,136	969,668	969,668	1,018,152
85	50	1,185	1,185	116,130	131,941	912,963	1,044,905	1,044,905	1,097,150
86	51	1,185	1,185	118,500	137,515	988,351	1,125,866	1,125,866	1,182,159
87	52	1,185	1,185	120,870	143,253	1,069,718	1,212,972	1,212,972	1,273,620
88	53	1,185	1,185	123,240	149,160	1,157,511	1,306,671	1,306,671	1,372,005
89	54	1,185	1,185	125,610	155,237	1,252,210	1,407,447	1,407,447	1,477,819
90	55	1,185	1,185	127,980	161,491	1,354,371	1,515,862	1,515,862	1,591,655
91	56	1,185	1,185	130,350	167,931	1,464,616	1,632,547	1,632,547	1,714,174
92	57	1,185	1,185	132,720	174,656	1,584,418	1,759,074	1,759,074	1,829,437
93	58	1,185	1,185	135,090	181,688	1,714,719	1,896,408	1,896,408	1,953,300
94	59	1,185	1,185	137,460	189,046	1,856,529	2,045,575	2,045,575	2,086,487
95	60	1,185	1,185	139,830	196,758	2,011,027	2,207,785	2,207,785	2,229,863
96	61	1,185	1,185	142,200	204,830	2,179,281	2,384,110	2,384,110	2,384,110
97	62	1,185	1,185	144,570	213,184	2,361,515	2,574,700	2,574,700	2,574,700
98	63	1,185	1,185	146,940	221,832	2,558,894	2,780,725	2,780,725	2,780,725
99	64	1,185	1,185	149,310	230,782	2,772,674	3,003,456	3,003,456	3,003,456
100	65	1,185	1,185	151,680	240,046	3,004,218	3,244,264	3,244,264	3,244,264

LD1039T-2-05/11-IF
May 2, 2011 3:44:10 PM
Page 5 of 18
Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

			Hypothetical Rates Fixed Value Interest Rate (3.00%) Separate Account Rate (10.00% Gross; 9.06% Net) (a)			
			------------End of Year-----------			
Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	2,370	2,370	12,719	8,599	250,000
38	3	2,370	4,740	15,584	11,464	250,000
39	4	2,370	7,110	18,595	14,475	250,000
40	5	2,370	9,480	21,768	17,689	250,000
41	6	2,370	11,850	25,110	21,402	250,000
42	7	2,370	14,220	28,628	25,332	250,000
43	8	2,370	16,590	32,329	29,445	250,000
44	9	2,370	18,960	36,222	33,750	250,000
45	10	2,370	21,330	40,316	38,256	250,000
46	11	2,370	23,700	44,659	43,011	250,000
47	12	2,370	26,070	49,233	47,997	250,000
48	13	2,370	28,440	54,054	53,230	250,000
49	14	2,370	30,810	59,163	58,751	250,000
50	15	2,370	33,180	64,577	64,577	250,000
51	16	2,370	35,550	70,308	70,308	250,000
52	17	2,370	37,920	76,374	76,374	250,000
53	18	2,370	40,290	82,787	82,787	250,000
54	19	2,370	42,660	89,572	89,572	250,000
55	20	2,370	45,030	96,745	96,745	250,000
56	21	2,370	47,400	104,325	104,325	250,000
57	22	2,370	49,770	112,352	112,352	250,000
58	23	2,370	52,140	120,864	120,864	250,000
59	24	2,370	54,510	129,925	129,925	250,000
60	25	2,370	56,880	139,578	139,578	250,000
61	26	2,370	59,250	149,868	149,868	250,000
62	27	2,370	61,620	160,849	160,849	250,000
63	28	2,370	63,990	172,580	172,580	250,000
64	29	2,370	66,360	185,142	185,142	250,000
65	30	2,370	68,730	198,638	198,638	250,000
66	31	2,370	71,100	213,171	213,171	255,806
67	32	2,370	73,470	228,669	228,669	272,116
68	33	2,370	75,840	245,148	245,148	289,275
69	34	2,370	78,210	262,677	262,677	307,332
70	35	2,370	80,580	281,332	281,332	326,345
71	36	2,370	82,950	301,181	301,181	346,358

LD1039T-2-05/11-IF
May 2, 2011 3:44:10 PM
Page 6 of 18
Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

				Hypothetical Rates Fixed Value Interest Rate (3.00%) Separate Account Rate (10.00% Gross; 9.06% Net) (a) ------------End of Year----------		
Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	2,370	85,320	322,392	322,392	364,302
73	38	2,370	87,690	345,071	345,071	383,029
74	39	2,370	90,060	369,371	369,371	402,615
75	40	2,370	92,430	395,467	395,467	423,150
76	41	2,370	94,800	423,559	423,559	444,737
77	42	2,370	97,170	453,484	453,484	476,158
78	43	2,370	99,540	485,347	485,347	509,614
79	44	2,370	101,910	519,251	519,251	545,213
80	45	2,370	104,280	555,300	555,300	583,065
81	46	2,370	106,650	593,608	593,608	623,288
82	47	2,370	109,020	634,279	634,279	665,993
83	48	2,370	111,390	677,439	677,439	711,310
84	49	2,370	113,760	723,203	723,203	759,363
85	50	2,370	116,130	771,680	771,680	810,264
86	51	2,370	118,500	822,966	822,966	864,114
87	52	2,370	120,870	877,149	877,149	921,006
88	53	2,370	123,240	934,314	934,314	981,029
89	54	2,370	125,610	994,543	994,543	1,044,270
90	55	2,370	127,980	1,057,920	1,057,920	1,110,816
91	56	2,370	130,350	1,124,527	1,124,527	1,180,753
92	57	2,370	132,720	1,196,914	1,196,914	1,244,791
93	58	2,370	135,090	1,276,011	1,276,011	1,314,291
94	59	2,370	137,460	1,362,925	1,362,925	1,390,183
95	60	2,370	139,830	1,458,998	1,458,998	1,473,588
96	61	2,370	142,200	1,564,831	1,564,831	1,564,831
97	62	2,370	144,570	1,678,409	1,678,409	1,678,409
98	63	2,370	146,940	1,800,310	1,800,310	1,800,310
99	64	2,370	149,310	1,931,155	1,931,155	1,931,155
100	65	2,370	151,680	2,071,612	2,071,612	2,071,612

LD1039T-2-05/11-IF
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Page 7 of 18
Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

			Hypothetical Rates Fixed Value Interest Rate (0.00%) Separate Account Rate (0.00% Gross; -0.94% Net) (a) ------------End of Year----------				
Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	2,370	2,370	11,592	7,472	250,000
38	3	2,370	4,740	13,161	9,041	250,000
39	4	2,370	7,110	14,698	10,578	250,000
40	5	2,370	9,480	16,207	12,128	250,000
41	6	2,370	11,850	17,685	13,977	250,000
42	7	2,370	14,220	19,126	15,830	250,000
43	8	2,370	16,590	20,524	17,640	250,000
44	9	2,370	18,960	21,875	19,403	250,000
45	10	2,370	21,330	23,173	21,113	250,000
46	11	2,370	23,700	24,447	22,799	250,000
47	12	2,370	26,070	25,667	24,431	250,000
48	13	2,370	28,440	26,828	26,004	250,000
49	14	2,370	30,810	27,953	27,541	250,000
50	15	2,370	33,180	29,038	29,038	250,000
51	16	2,370	35,550	30,069	30,069	250,000
52	17	2,370	37,920	31,039	31,039	250,000
53	18	2,370	40,290	31,926	31,926	250,000
54	19	2,370	42,660	32,725	32,725	250,000
55	20	2,370	45,030	33,415	33,415	250,000
56	21	2,370	47,400	33,970	33,970	250,000
57	22	2,370	49,770	34,391	34,391	250,000
58	23	2,370	52,140	34,667	34,667	250,000
59	24	2,370	54,510	34,821	34,821	250,000
60	25	2,370	56,880	34,834	34,834	250,000
61	26	2,370	59,250	34,677	34,677	250,000
62	27	2,370	61,620	34,311	34,311	250,000
63	28	2,370	63,990	33,688	33,688	250,000
64	29	2,370	66,360	32,775	32,775	250,000
65	30	2,370	68,730	31,553	31,553	250,000
66	31	2,370	71,100	30,000	30,000	250,000
67	32	2,370	73,470	28,105	28,105	250,000
68	33	2,370	75,840	25,855	25,855	250,000
69	34	2,370	78,210	23,213	23,213	250,000
70	35	2,370	80,580	20,153	20,153	250,000
71	36	2,370	82,950	16,573	16,573	250,000

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Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (0.00%)
Separate Account Rate (0.00% Gross; -0.94% Net) (a)
------------End of Year----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	2,370	85,320	12,392	12,392	250,000
73	38	2,370	87,690	7,403	7,403	250,000
74	39	2,370	90,060	1,519	1,519	250,000

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Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.00%)
Separate Account Rate (10.00% Gross; 9.06% Net) (a)
------------End of Year-----------

Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,185	1,185	2,370	1,133	11,586	12,719	8,599	250,000
38	3	1,185	1,185	4,740	2,275	13,309	15,584	11,464	250,000
39	4	1,185	1,185	7,110	3,430	15,165	18,595	14,475	250,000
40	5	1,185	1,185	9,480	4,605	17,163	21,768	17,689	250,000
41	6	1,185	1,185	11,850	5,802	19,308	25,110	21,402	250,000
42	7	1,185	1,185	14,220	7,023	21,606	28,628	25,332	250,000
43	8	1,185	1,185	16,590	8,267	24,062	32,329	29,445	250,000
44	9	1,185	1,185	18,960	9,537	26,685	36,222	33,750	250,000
45	10	1,185	1,185	21,330	10,833	29,484	40,316	38,256	250,000
46	11	1,185	1,185	23,700	12,172	32,486	44,659	43,011	250,000
47	12	1,185	1,185	26,070	13,541	35,692	49,233	47,997	250,000
48	13	1,185	1,185	28,440	14,939	39,115	54,054	53,230	250,000
49	14	1,185	1,185	30,810	16,375	42,787	59,163	58,751	250,000
50	15	1,185	1,185	33,180	17,851	46,726	64,577	64,577	250,000
51	16	1,185	1,185	35,550	19,365	50,943	70,308	70,308	250,000
52	17	1,185	1,185	37,920	20,917	55,457	76,374	76,374	250,000
53	18	1,185	1,185	40,290	22,506	60,281	82,787	82,787	250,000
54	19	1,185	1,185	42,660	24,134	65,438	89,572	89,572	250,000
55	20	1,185	1,185	45,030	25,800	70,945	96,745	96,745	250,000
56	21	1,185	1,185	47,400	27,503	76,822	104,325	104,325	250,000
57	22	1,185	1,185	49,770	29,248	83,104	112,352	112,352	250,000
58	23	1,185	1,185	52,140	31,038	89,826	120,864	120,864	250,000
59	24	1,185	1,185	54,510	32,882	97,042	129,925	129,925	250,000
60	25	1,185	1,185	56,880	34,784	104,793	139,578	139,578	250,000
61	26	1,185	1,185	59,250	36,746	113,122	149,868	149,868	250,000
62	27	1,185	1,185	61,620	38,772	122,077	160,849	160,849	250,000
63	28	1,185	1,185	63,990	40,866	131,714	172,580	172,580	250,000
64	29	1,185	1,185	66,360	43,037	142,105	185,142	185,142	250,000
65	30	1,185	1,185	68,730	45,297	153,341	198,638	198,638	250,000
66	31	1,185	1,185	71,100	47,656	165,516	213,171	213,171	255,806
67	32	1,185	1,185	73,470	50,083	178,586	228,669	228,669	272,116
68	33	1,185	1,185	75,840	52,571	192,578	245,148	245,148	289,275
69	34	1,185	1,185	78,210	55,120	207,557	262,677	262,677	307,332
70	35	1,185	1,185	80,580	57,733	223,599	281,332	281,332	326,345
71	36	1,185	1,185	82,950	60,410	240,770	301,181	301,181	346,358

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Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.00%)
Separate Account Rate (10.00% Gross; 9.06% Net) (a)
------------End of Year----------

Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	1,185	1,185	85,320	63,171	259,221	322,392	322,392	364,302
73	38	1,185	1,185	87,690	66,018	279,054	345,071	345,071	383,029
74	39	1,185	1,185	90,060	68,962	300,409	369,371	369,371	402,615
75	40	1,185	1,185	92,430	72,018	323,449	395,467	395,467	423,150
76	41	1,185	1,185	94,800	75,199	348,360	423,559	423,559	444,737
77	42	1,185	1,185	97,170	78,455	375,029	453,484	453,484	476,158
78	43	1,185	1,185	99,540	81,784	403,563	485,347	485,347	509,614
79	44	1,185	1,185	101,910	85,183	434,068	519,251	519,251	545,213
80	45	1,185	1,185	104,280	88,648	466,652	555,300	555,300	583,065
81	46	1,185	1,185	106,650	92,177	501,430	593,608	593,608	623,288
82	47	1,185	1,185	109,020	95,765	538,514	634,279	634,279	665,993
83	48	1,185	1,185	111,390	99,409	578,030	677,439	677,439	711,310
84	49	1,185	1,185	113,760	103,104	620,099	723,203	723,203	759,363
85	50	1,185	1,185	116,130	106,843	664,837	771,680	771,680	810,264
86	51	1,185	1,185	118,500	110,618	712,347	822,966	822,966	864,114
87	52	1,185	1,185	120,870	114,420	762,729	877,149	877,149	921,006
88	53	1,185	1,185	123,240	118,237	816,076	934,314	934,314	981,029
89	54	1,185	1,185	125,610	122,061	872,482	994,543	994,543	1,044,270
90	55	1,185	1,185	127,980	125,880	932,040	1,057,920	1,057,920	1,110,816
91	56	1,185	1,185	130,350	129,686	994,841	1,124,527	1,124,527	1,180,753
92	57	1,185	1,185	132,720	133,745	1,063,170	1,196,914	1,196,914	1,244,791
93	58	1,185	1,185	135,090	138,111	1,137,900	1,276,011	1,276,011	1,314,291
94	59	1,185	1,185	137,460	142,849	1,220,076	1,362,925	1,362,925	1,390,183
95	60	1,185	1,185	139,830	148,032	1,310,966	1,458,998	1,458,998	1,473,588
96	61	1,185	1,185	142,200	153,648	1,411,183	1,564,831	1,564,831	1,564,831
97	62	1,185	1,185	144,570	159,433	1,518,976	1,678,409	1,678,409	1,678,409
98	63	1,185	1,185	146,940	165,393	1,634,918	1,800,310	1,800,310	1,800,310
99	64	1,185	1,185	149,310	171,531	1,759,624	1,931,155	1,931,155	1,931,155
100	65	1,185	1,185	151,680	177,855	1,893,758	2,071,612	2,071,612	2,071,612

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Page 11 of 18
Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Guaranteed Charges Ledger with 100% Allocation to Subaccounts

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

				Hypothetical Rates Separate Account Rate (0.00% Gross; -0.94% Net) (a) ------------End of Year------------		
Age	End of Year	Cumulative Outlay	Additional Planned Premium(b)	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	2,370	2,370	11,564	7,444	250,000
38	3	2,370	4,740	13,080	8,960	250,000
39	4	2,370	7,110	14,540	10,420	250,000
40	5	2,370	9,480	15,948	11,869	250,000
41	6	2,370	11,850	17,303	13,595	250,000
42	7	2,370	14,220	18,600	15,304	250,000
43	8	2,370	16,590	19,832	16,948	250,000
44	9	2,370	18,960	20,999	18,527	250,000
45	10	2,370	21,330	22,095	20,035	250,000
46	11	2,370	23,700	23,149	21,501	250,000
47	12	2,370	26,070	24,132	22,896	250,000
48	13	2,370	28,440	25,040	24,216	250,000
49	14	2,370	30,810	25,897	25,485	250,000
50	15	2,370	33,180	26,701	26,701	250,000
51	16	2,370	35,550	27,437	27,437	250,000
52	17	2,370	37,920	28,100	28,100	250,000
53	18	2,370	40,290	28,667	28,667	250,000
54	19	2,370	42,660	29,137	29,137	250,000
55	20	2,370	45,030	29,487	29,487	250,000
56	21	2,370	47,400	29,693	29,693	250,000
57	22	2,370	49,770	29,758	29,758	250,000
58	23	2,370	52,140	29,672	29,672	250,000
59	24	2,370	54,510	29,460	29,460	250,000
60	25	2,370	56,880	29,104	29,104	250,000
61	26	2,370	59,250	28,576	28,576	250,000
62	27	2,370	61,620	27,839	27,839	250,000
63	28	2,370	63,990	26,845	26,845	250,000
64	29	2,370	66,360	25,564	25,564	250,000
65	30	2,370	68,730	23,978	23,978	250,000
66	31	2,370	71,100	22,070	22,070	250,000
67	32	2,370	73,470	19,832	19,832	250,000
68	33	2,370	75,840	17,256	17,256	250,000
69	34	2,370	78,210	14,306	14,306	250,000
70	35	2,370	80,580	10,962	10,962	250,000
71	36	2,370	82,950	7,125	7,125	250,000

This ledger assumes all net premiums are allocated to the Separate Account regardless of whether net premiums are allocated to the Fixed Account.

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Page 12 of 18
Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration

Guaranteed Charges Ledger with 100% Allocation to Subaccounts

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

				Hypothetical Rates Separate Account Rate (0.00% Gross; -0.94% Net) (a) ------------End of Year-----------		
Age	End of Year	Cumulative Outlay	Additional Planned Premium(b)	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	2,370	85,320	2,718	2,718	250,000

This ledger assumes all net premiums are allocated to the Separate Account regardless of whether net premiums are allocated to the Fixed Account.

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Page 13 of 18
Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $2,370.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

(a) The hypothetical gross rates of return are reduced by the weighted average of the annual management fees and expenses of all the subaccounts selected. The current mortality and expense risk charge is 1.50% in Policy years 1-15. We may reduce this charge to 0.75% in Policy years 16+ but we do not guarantee that we will do so. The guaranteed mortality and expense risk charge is 1.50% in all Policy years. An approximation of these charges is reflected in both the current and guaranteed charges ledgers.

The selected subaccount annual management fees and expenses used to determine the weighted average as of December 31, 2010 are:

Subaccount	Subaccount Allocation Percentage	Total Subaccount Management Fees and Expenses
Transamerica AEGON Active Asset Allocation - Conservative VP	0.00%	0.73%
Transamerica AEGON Active Asset Allocation - Moderate Growth VP	0.00%	0.74%
Transamerica AEGON Active Asset Allocation - Moderate VP	0.00%	0.74%
Transamerica AEGON High Yield Bond VP	0.14%	0.73%
Transamerica AEGON Money Market VP	1.37%	0.40%
Transamerica AEGON U.S. Government Securities VP	0.08%	0.61%
Transamerica AllianceBernstein Dynamic Allocation VP	0.06%	1.05%
Transamerica Asset Allocation - Conservative VP	0.79%	0.85%
Transamerica Asset Allocation - Growth VP	20.86%	1.04%
Transamerica Asset Allocation - Moderate Growth VP	20.84%	0.95%
Transamerica Asset Allocation - Moderate VP	5.60%	0.90%
Transamerica BlackRock Global Allocation VP	0.00%	0.83%
Transamerica BlackRock Large Cap Value VP	1.11%	0.79%
Transamerica BlackRock Tactical Allocation VP	0.00%	0.93%
Transamerica Clarion Global Real Estate Securities VP	1.26%	0.90%
Transamerica Efficient Markets VP	0.01%	0.75%
Transamerica Foxhall Emerging Markets/Pacific RIM VP	0.54%	1.39%
Transamerica Foxhall Global Commodities & Hard Assets VP	0.20%	1.48%
Transamerica Foxhall Global Conservative VP	0.05%	1.21%
Transamerica Foxhall Global Growth VP	0.62%	1.37%
Transamerica Hanlon Balanced VP	0.22%	1.33%
Transamerica Hanlon Growth and Income VP	0.20%	1.34%
Transamerica Hanlon Growth VP	0.47%	1.34%
Transamerica Hanlon Managed Income VP	0.75%	1.24%
Transamerica Index 50 VP	0.01%	0.50%
Transamerica Index 75 VP	0.02%	0.46%
Transamerica International Moderate Growth VP	1.31%	1.05%
Transamerica Jennison Growth VP	0.19%	0.79%
Transamerica JPMorgan Core Bond VP	0.70%	0.57%
Transamerica JPMorgan Enhanced Index VP	0.11%	0.84%
Transamerica JPMorgan Tactical Allocation VP	1.31%	0.91%
Transamerica MFS International Equity VP	1.83%	1.05%
Transamerica Morgan Stanley Capital Growth VP	1.73%	0.90%
Transamerica Morgan Stanley Growth Opportunities VP	4.07%	0.87%
Transamerica Morgan Stanley Mid-Cap Growth VP	7.26%	0.90%
Transamerica Multi-Managed Balanced VP	1.10%	0.83%
Transamerica Multi Managed Large Cap Core VP	0.17%	0.84%
Transamerica PIMCO Total Return VP	0.23%	0.69%
Transamerica Systematic Small/Mid Cap Value VP	1.77%	0.86%
Transamerica T. Rowe Price Small Cap VP	1.54%	0.84%
Transamerica Third Avenue Value VP	2.56%	0.90%
Transamerica WMC Diversified Equity VP	4.00%	0.83%
Transamerica WMC Diversified Growth VP	12.41%	0.78%

LD1039T-2-05/11-IF
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Page 14 of 18
Issue State: NY
Version: 07.00.35.1090.4054 TCFMDIFS

Transamerica Financial Life Insurance Company
TFLIC Freedom Elite Builder® Variable Universal Life
Insurance In Force Illustration
Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $2,370.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

ProFund VP Asia 30	0.11%	1.68%
ProFund VP Basic Materials	0.22%	1.68%
ProFund VP Bull	0.03%	1.68%
ProFund VP Consumer Services	0.01%	1.68%
ProFund VP Emerging Markets	0.83%	1.68%
ProFund VP Europe 30	0.00%	1.68%
ProFund VP Falling U.S. Dollar	0.01%	1.68%
ProFund VP Financials	0.05%	1.68%
ProFund VP International	0.03%	1.68%
ProFund VP Japan	0.01%	1.68%
ProFund VP Mid-Cap	0.25%	1.68%
ProFund VP Money Market	0.03%	1.35%
ProFund VP NASDAQ-100	0.08%	1.68%
ProFund VP Oil & Gas	0.15%	1.68%
ProFund VP Pharmaceuticals	0.01%	1.68%
ProFund VP Precious Metals	0.18%	1.68%
ProFund VP Short Emerging Markets	0.00%	1.68%
ProFund VP Short International	0.02%	1.68%
ProFund VP Short NASDAQ-100	0.03%	1.68%
ProFund VP Short Small-Cap	0.05%	1.68%
ProFund VP Small-Cap	0.06%	1.68%
ProFund VP Small-Cap Value	0.07%	1.68%
ProFund VP Telecommunications	0.02%	1.68%
ProFund VP U.S. Government Plus	0.07%	1.38%
ProFund VP UltraSmall-Cap	0.00%	1.68%
ProFund VP Utilities	0.01%	1.68%
Fidelity VIP Index 500 Portfolio	0.22%	0.35%
Access VP High Yield Fund	0.01%	1.68%
AllianceBernstein Balanced Wealth Strategy Portfolio	0.00%	0.93%
Franklin Templeton VIP Founding Funds Allocation Fund	0.00%	1.12%

(b) The Additional Planned Premium column does not include premiums paid up to the illustration date. The Additional Planned Premiums shown include any scheduled premiums obtained through information you provided for the illustration. All illustrated values and benefits are shown as of the end of each Policy Year. Values and premiums are rounded to the nearest dollar.

This Illustration assumes all net premiums (premiums, less any premium expense charges) are allocated among the Fixed Account and/or the variable subaccounts of the Separate Account. Cash values are illustrated after Monthly Deductions, as noted below. The Net Surrender Value illustrated is the Cash Value, less any applicable surrender charges and loans.

The current charges illustration reflects current charges, and the guaranteed charges illustration reflects guaranteed charges. These charges are:

- A mortality and expense risk charge assessed against each subaccount:
  - Current:
    - 1.50% in Policy years 1-15
    - 0.75% thereafter
  - Guaranteed:
    - 1.50% in all Policy years

- The current and guaranteed premium expense charge (on all premium payments):
  - Policies with a specified amount of less than $250,000:
    - 6.00% in Policy years 1 - 10

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Transamerica Financial Life Insurance Company
TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $2,370.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

    - 2.50% thereafter
  - Policies with a specified amount of $250,000 - $499,999:
    - 4.00% in Policy years 1 - 10
    - 2.50% thereafter
  - There is no premium expense charge for policies with a specified amount of $500,000+

- Monthly Deductions for:
  - The cost of insurance
  - The monthly Policy charge in all Policy years:
    - Current:
      - $10.00 per month
    - Guaranteed:
      - $12.00 per month
  - Any riders illustrated.

- A pro rata charge upon a decrease in the Specified Amount during the first 15 Policy years and during the first 15 years after any increase, on the effective date of the decrease.

- A surrender charge per $1,000 of specified amount is applied to a full surrender in the first 15 Policy years and 15 years from the date of any specified amount increase.

The current interest rate for net premiums applied to the Fixed Account after 9/1/10 is 3.50% and is subject to change. The previous rate of 4.10% applies to existing cash value in the Fixed Account until the next anniversary of each premium. The guaranteed minimum interest rate is 3.00%.

Based on actual premium payments, the Minimum No Lapse Guarantee is no longer in effect. Without the payment of additional premiums, the policy may lapse in the years shown based primarily on activities illustrated and the following assumptions:

- At a 0.00% Gross (-0.94% Net) Rate of Return and Guaranteed Charges, the policy may lapse in Policy year 40.

(c) **Rider(s) Illustrated:** None

At a 0.00% Gross (-0.94% Net) Rate of Return and Guaranteed Charges, the policy may lapse in Policy year 40.

Actual rates of return may be more or less than those shown, and will depend upon a number of factors, including the actual premiums paid by the Policy Owner and the actual investment returns of the subaccounts selected. This illustration uses hypothetical rates of return over all years for the Separate Account. No representations are made by Transamerica Financial Life Insurance Company or the Funds, that the hypothetical rates of return can be achieved during any one year or sustained over any period of time.

Information regarding a Modified Endowment Contract:

Amounts withdrawn or borrowed from a Modified Endowment Contract ("MEC"), or the pledge of a MEC, prior to the death of the Insured will be taxable to the extent of any gain in the contract. In addition, if the owner is not yet 59½ or if the owner is not an individual (such as a trust, for example), the taxable amounts may be subject to a 10% penalty tax. Under the Federal Income Tax Law, a life insurance contract becomes a MEC when actual premiums paid exceed a specified 7-Pay premium limit applicable initially for the first seven policy years and may also become a MEC when there are certain changes to policy benefits. New 7-Pay premium limits for succeeding seven-year periods may be established for the policy as a result of certain changes in policy terms or benefits. All MECs issued by Transamerica Financial Life Insurance Company and its affiliates to the same owner during any calendar year will be treated as one MEC. If there is an IRC Section 1035 Exchange of a life insurance contract that is not a MEC for another life insurance contract, a certain portion of the cash value exchanged will apply annually towards the annual 7-Pay premium limit of the new policy in determining whether the new contract is a MEC. If the original policy was a MEC, the new policy received in exchange will also be

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Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $2,370.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

a MEC. You should consult with and rely on your qualified tax advisor as to the implications of any withdrawal, loan, surrender, pledge, exchange or collateral assignment of a life insurance policy.

Based on the premium payments and activities illustrated, this policy will not become a Modified Endowment Contract ("MEC").

Target: Used for administrative purposes.

Guideline Premium Test: Under the Federal Income Tax Law, the Guideline Level Premium (**GL Annual**) is the maximum level annual Premium that can be paid into the policy on an annual basis and still have it qualify as a life insurance contract. The Guideline Single Premium (**GL Single**) is the maximum single Premium that can be paid into the policy at issue and still have it qualify as a life insurance contract. Premiums paid into the policy at any date can never exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Premiums to such date. Guideline premium limits for the policy may change as a result of changes in policy terms or benefits.

To ensure compliance with federal income tax law, Transamerica Financial Life Insurance Company will monitor the level of death benefit and premiums, and reserves the right to adjust the death benefit and limit or refund any amount of premium, to preserve the qualification of the policy as a life insurance contract for federal income tax purposes.

Transamerica Financial Life Insurance Company and its agents cannot give tax, legal or accounting advice. Please consult your attorney, accountant or personal tax advisor. For information about the taxation of life insurance policies, please refer to the prospectus.

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Transamerica Financial Life Insurance Company

TFLIC Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Policy Summary

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $2,370.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Coverage	Amount	Issue Date	Mature Date	Issue Age	Curr Age	Gender	Risk Class	Table Rating	Flat Extra	Flat Extra Expire Date
Base	$250,000.00	05/02/2011	05/02/2076	35	36	Male	Ult Select	None	$0.00	05/02/2011

Rider(s) Illustrated: None

		This column shows current policy data as of the date of the illustration.	This column shows policy data assuming potential changes and as illustrated in the preceding ledgers.
DEFRA/TAMRA/MAP Guidelines	Guideline Annual Premium	$10,000.00	$10,000.00
	Guideline Single Premium	$100,000.00	$100,000.00
	Additional DEFRA Allowable	$100,000.00	$100,000.00
	7-Pay Premium	$15,000.00	$15,000.00
	Additional TAMRA Allowable	$30,000.00	$30,000.00
	Target Premium	$2,000.00	$2,000.00
	Minimum Annual Premium (MAP)	$2,000.00	$2,000.00
	MAP Accumulation	$4,000.00	$4,000.00
Policy Values and Benefits	Death Benefit without Riders	$250,000.00	$250,000.00
	Net Amount at Risk	$239,384.95	$239,384.95
	Cash Value	$10,000.00	$10,000.00
	Surrender Charge	$4,120.00	$4,120.00
	Cash Surrender Value	$5,880.00	$5,880.00
	Cost Basis	$0.00	$0.00
	Gain/Loss	$10,000.00	$10,000.00
	Loan Payoff	$0.00	$0.00
	Total Withdrawals	$0.00	$0.00
	Dump-In Premium	N/A	$0.00
	Gross Transfer	$0.00	$0.00
	Net Transfer	$0.00	$0.00

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